UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05038

Clearwater Investment Trust

(Exact name of registrant as specified in charter)

2000 Wells Fargo Place, 30 East 7th Street, Saint Paul, Minnesota 55101-4930

(Address of principal executive offices)	(Zip code)

Stephen G. Simon
Chief Compliance Officer
Fiduciary Counselling, Inc.
2000 Wells Fargo Place, 30 East 7th Street
Saint Paul, Minnesota 55101-4930

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor

100 Oliver Street

Boston, Massachusetts 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: 651-228-0935

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Common Stocks:
Consumer Discretionary:
2,347	ADVANCE AUTO PARTS, INC.	$185,228	349,985
7,131	AMAZON.COM, INC.(b)	1,027,198	5,970,858
4,920	AMC NETWORKS, INC., CLASS A(b)	271,744	255,151
1,300	AUTOLIV, INC.(c)	29,595	138,840
2,729	AUTONATION, INC.(b)	170,704	132,930
1,637	AUTOZONE, INC.(b)	916,904	1,257,773
33,061	BED BATH & BEYOND, INC.	1,760,261	1,425,260
39,642	BEST BUY CO., INC.	1,284,303	1,513,532
1,400	BIG LOTS, INC.	15,477	66,850
4,400	BORGWARNER, INC.	51,799	154,792
750	BRINKER INTERNATIONAL, INC.	10,084	37,822
2,178	BRUNSWICK CORP.	114,880	106,243
247	BURLINGTON STORES, INC.(b)	20,646	20,012
300	CABLE ONE, INC.	113,966	175,200
4,168	CARMAX, INC.(b)	50,984	222,363
7,204	CARNIVAL CORP.	378,819	351,699
1,877	CARTER’S, INC.	163,750	162,755
31,116	CBS CORP., CLASS B (NON VOTING)	1,157,695	1,703,290
12,728	CHARTER COMMUNICATIONS, INC., CLASS A(b)	1,499,769	3,436,178
45,974	CINEMARK HOLDINGS, INC.	1,032,145	1,759,885
9,400	CLEAR CHANNEL OUTDOOR HOLDINGS, INC., CLASS A	-	54,896
5,000	COACH, INC.	7,508	182,800
34,421	COMCAST CORP., CLASS A	986,734	2,283,489
1,345	CST BRANDS, INC.	11,311	64,681
13,417	D.R. HORTON, INC.	280,255	405,193
3,156	DARDEN RESTAURANTS, INC.	90,865	193,526
1,073	DELPHI AUTOMOTIVE PLC(c)	84,001	76,526
4,105	DICK’S SPORTING GOODS, INC.	138,642	232,836
3,793	DOLLAR GENERAL CORP.	255,817	265,472
6,724	DOLLAR TREE, INC.(b)	63,447	530,725
900	DOMINO’S PIZZA, INC.	90,041	136,665
2,955	EXPEDIA, INC.	207,889	344,908
11,846	FOOT LOCKER, INC.	568,627	802,211
38,163	FORD MOTOR CO.	164,117	460,627
9,868	GAMESTOP CORP., CLASS A	281,291	272,258
2,850	GANNETT CO., INC.	10,265	33,174
2,734	GARMIN LTD.(c)	66,642	131,533
22,367	GENERAL MOTORS CO.	659,725	710,600
21,679	GENTEX CORP.	214,551	380,683
4,388	GENUINE PARTS CO.	193,262	440,775
11,075	GOODYEAR TIRE & RUBBER (THE) CO.	343,466	357,722
19,219	GROUPON, INC.(b)	70,098	98,978
24,396	H&R BLOCK, INC.	588,782	564,767
2,000	HANESBRANDS, INC.	10,291	50,500
6,750	HARLEY-DAVIDSON, INC.	39,547	354,982
4,300	HARMAN INTERNATIONAL INDUSTRIES, INC.	74,798	363,135
3,590	HASBRO, INC.	257,119	284,795
36,428	HOME DEPOT (THE), INC.	1,452,772	4,687,555
15,600	INTERPUBLIC GROUP OF (THE) COS., INC.	40,950	348,660
305	INTERVAL LEISURE GROUP, INC.	1,053	5,237
5,837	J.C. PENNEY CO., INC.(b)	53,234	53,817
860	JOHNSON CONTROLS INTERNATIONAL PLC	16,350	39,992
26,336	KOHL’S CORP.	924,387	1,152,200
8,440	L BRANDS, INC.	266,468	597,299
2,338	LAS VEGAS SANDS CORP.	14,654	134,528
14,592	LEAR CORP.	1,651,581	1,768,842
1,800	LEGGETT & PLATT, INC.	79,087	82,044
2,900	LENNAR CORP., CLASS A	38,265	122,786
313	LIBERTY BRAVES GROUP, CLASS A(b)	345	5,462
626	LIBERTY BRAVES GROUP, CLASS C(b)	492	10,880
783	LIBERTY BROADBAND CORP., CLASS A(b)	1,186	54,935
1,566	LIBERTY BROADBAND CORP., CLASS C(b)	2,222	111,938
1,018	LIBERTY GLOBAL PLC LILAC, CLASS A(b)(c)	9,018	28,087
1,288	LIBERTY GLOBAL PLC LILAC, CLASS C(b)(c)	12,316	36,128
5,832	LIBERTY GLOBAL PLC, CLASS A(b)(c)	42,377	199,338
51,539	LIBERTY GLOBAL PLC, SERIES C(b)(c)	1,546,431	1,702,849
9,800	LIBERTY INTERACTIVE CORP. QVC GROUP, CLASS A(b)	22,847	196,098

1

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Consumer Discretionary (Cont’d):
783	LIBERTY MEDIA GROUP LLC, CLASS A(b)	$658	22,433
1,566	LIBERTY MEDIA GROUP LLC, CLASS C(b)	1,276	44,067
3,132	LIBERTY SIRIUSXM GROUP, CLASS A(b)	2,687	106,425
6,264	LIBERTY SIRIUSXM GROUP, CLASS C(b)	5,109	209,280
1,080	LIBERTY TRIPADVISOR HOLDINGS, INC., CLASS A(b)	3,377	23,598
2,973	LIBERTY VENTURES, SERIES A(b)	14,216	118,533
1,200	LKQ CORP.(b)	14,970	42,552
10,789	LOWE’S COS., INC.	497,443	779,074
41,754	MACY’S, INC.	1,487,049	1,546,986
15,753	MARRIOTT INTERNATIONAL, INC., CLASS A	723,570	1,060,649
496	MARRIOTT VACATIONS WORLDWIDE CORP.	3,643	36,367
711	MATTEL, INC.	22,285	21,529
22,419	MCDONALD’S CORP.	1,868,185	2,586,256
6,600	MGM RESORTS INTERNATIONAL(b)	54,921	171,798
25,623	MICHAEL KORS HOLDINGS LTD.(b)(c)	1,303,738	1,198,900
7,698	MICHAELS (THE) COS., INC.(b)	175,951	186,061
815	MOHAWK INDUSTRIES, INC.(b)	67,672	163,277
600	MURPHY USA, INC.(b)	4,392	42,816
4,900	NETFLIX, INC.(b)	41,142	482,895
4,915	NEWELL BRANDS, INC.	52,223	258,824
6,475	NEWS CORP., CLASS A	28,965	90,520
20,287	NIKE, INC., CLASS B	396,030	1,068,111
4,300	NORDSTROM, INC.	45,233	223,084
100	NVR, INC.(b)	128,601	163,987
3,091	OMNICOM GROUP, INC.	127,895	262,735
2,251	O’REILLY AUTOMOTIVE, INC.(b)	290,427	630,528
1,500	PANERA BREAD CO., CLASS A(b)	69,667	292,080
2,782	PENSKE AUTOMOTIVE GROUP, INC.	134,562	134,037
600	PRICELINE GROUP (THE), INC.(b)	55,053	882,894
14,100	PULTEGROUP, INC.	58,797	282,564
1,561	PVH CORP.	109,470	172,490
1,500	RALPH LAUREN CORP.	31,320	151,710
1,500	REGAL ENTERTAINMENT GROUP, CLASS A	13,214	32,625
13,677	ROSS STORES, INC.	249,746	879,431
3,903	ROYAL CARIBBEAN CRUISES LTD.	83,046	292,530
8,177	SKECHERS U.S.A., INC., CLASS A(b)	168,071	187,253
33,533	STARBUCKS CORP.	425,257	1,815,477
13,249	TARGET CORP.	583,966	909,941
5,700	TEGNA, INC.	40,935	124,602
1,000	TEMPUR SEALY INTERNATIONAL, INC.(b)	31,500	56,740
900	TESLA MOTORS, INC.(b)	23,418	183,627
3,906	THOR INDUSTRIES, INC.	130,245	330,838
1,400	TIFFANY & CO.	35,210	101,682
14,233	TIME WARNER, INC.	283,582	1,133,089
1,829	TIME, INC.	12,640	26,484
13,878	TJX (THE) COS., INC.	366,248	1,037,797
1,466	TOPBUILD CORP.(b)	11,809	48,671
2,204	TRACTOR SUPPLY CO.	197,520	148,439
810	TRIPADVISOR, INC.(b)	13,993	51,176
12,400	TWENTY-FIRST CENTURY FOX, INC., CLASS A	79,285	300,328
600	ULTA SALON COSMETICS & FRAGRANCE, INC.(b)	79,252	142,788
800	UNDER ARMOUR, INC., CLASS A(b)	9,641	30,944
906	UNDER ARMOUR, INC., CLASS C(b)	10,146	30,677
2,189	URBAN OUTFITTERS, INC.(b)	62,116	75,564
6,800	VF CORP.	87,065	381,140
5,278	VIACOM, INC., CLASS B	259,467	201,092
400	VISTEON CORP.	2,228	28,664
27,560	WALT DISNEY (THE) CO.	532,656	2,559,222
2,753	WHIRLPOOL CORP.	193,352	446,426
5,475	WYNDHAM WORLDWIDE CORP.	24,501	368,632
1,600	WYNN RESORTS LTD.	32,322	155,872
9,016	YUM! BRANDS, INC.	78,831	818,743
		34,132,866	67,016,104	14.80%
Consumer Staples:
40,893	ALTRIA GROUP, INC.	1,019,806	2,585,664
28,264	ARCHER-DANIELS-MIDLAND CO.	954,134	1,191,893
5,832	BROWN-FORMAN CORP., CLASS B	57,343	276,670

2	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Consumer Staples (Cont’d):
5,809	CAMPBELL SOUP CO.	$378,277	317,752
8,000	CHURCH & DWIGHT CO., INC.	100,310	383,360
11,849	CLOROX (THE) CO.	1,259,242	1,483,258
57,881	COCA-COLA (THE) CO.	869,464	2,449,524
6,080	COLGATE-PALMOLIVE CO.	172,111	450,771
1,900	CONAGRA FOODS, INC.	33,609	89,509
4,600	CONSTELLATION BRANDS, INC., CLASS A	63,227	765,854
8,172	COSTCO WHOLESALE CORP.	290,372	1,246,312
4,100	COTY, INC., CLASS A(b)	79,479	96,350
7,625	CVS HEALTH CORP.	236,748	678,549
7,655	DIAGEO PLC ADR(c)(d)	551,384	888,286
24,017	DR. PEPPER SNAPPLE GROUP, INC.	1,544,480	2,192,992
397	EDGEWELL PERSONAL CARE CO.(b)	15,226	31,569
697	ENERGIZER HOLDINGS, INC.	17,436	34,822
4,188	ESTEE LAUDER (THE) COS., INC., CLASS A	113,985	370,889
4,832	FLOWERS FOODS, INC.	84,646	73,060
12,737	GENERAL MILLS, INC.	297,640	813,640
3,300	HERBALIFE LTD.(b)	45,262	204,567
1,642	HERSHEY (THE) CO.	60,568	156,975
9,025	HORMEL FOODS CORP.	217,468	342,318
12,709	INGREDION, INC.	1,309,568	1,691,060
1,600	JM SMUCKER (THE) CO.	64,617	216,864
4,450	KIMBERLY-CLARK CORP.	442,957	561,323
5,579	KRAFT HEINZ (THE) CO.	45,339	499,376
38,607	KROGER (THE) CO.	649,724	1,145,856
700	MCCORMICK & CO., INC. (NON VOTING)	21,613	69,944
4,114	MOLSON COORS BREWING CO., CLASS B	258,129	451,717
22,232	MONDELEZ INTERNATIONAL, INC., CLASS A	191,868	975,985
2,218	MONSTER BEVERAGE CORP.(b)	172,029	325,625
4,924	NU SKIN ENTERPRISES, INC., CLASS A	174,547	318,977
13,576	PEPSICO, INC.	787,439	1,476,662
35,509	PHILIP MORRIS INTERNATIONAL, INC.	910,002	3,452,185
6,000	PINNACLE FOODS, INC.	219,854	301,020
200	POST HOLDINGS, INC.(b)	4,616	15,434
42,622	PROCTER & GAMBLE (THE) CO.	1,154,385	3,825,325
5,596	REYNOLDS AMERICAN, INC.	27,316	263,851
1,900	SPECTRUM BRANDS HOLDINGS, INC.	176,648	261,611
24,381	SYSCO CORP.	945,909	1,194,913
10,799	TYSON FOODS, INC., CLASS A	252,437	806,361
21,661	WALGREENS BOOTS ALLIANCE, INC.	397,325	1,746,310
20,145	WAL-MART STORES, INC.	1,400,876	1,452,857
7,800	WHOLE FOODS MARKET, INC.	97,833	221,130
		18,167,248	38,398,970	8.48%
Energy:
15,266	ANADARKO PETROLEUM CORP.	662,429	967,254
1,600	APACHE CORP.	74,040	102,192
800	BAKER HUGHES, INC.	24,230	40,376
56	CALIFORNIA RESOURCES CORP.(b)	22	700
2,100	CHENIERE ENERGY, INC.(b)	86,625	91,560
9,400	CHESAPEAKE ENERGY CORP.(b)	48,316	58,938
32,795	CHEVRON CORP.	1,428,027	3,375,261
500	CIMAREX ENERGY CO.	32,151	67,185
8,720	CNOOC LTD. ADR(c)(d)	903,457	1,102,993
1,700	CONCHO RESOURCES, INC.(b)	49,632	233,495
23,044	CONOCOPHILLIPS	383,142	1,001,723
3,600	CONSOL ENERGY, INC.	30,888	69,120
2,000	CONTINENTAL RESOURCES, INC.(b)	20,765	103,920
6,500	DEVON ENERGY CORP.	251,030	286,715
3,096	DIAMOND OFFSHORE DRILLING, INC.	70,218	54,521
3,600	DIAMONDBACK ENERGY, INC.(b)	332,520	347,544
404	DRIL-QUIP, INC.(b)	25,967	22,519
1,300	ENERGEN CORP.	44,343	75,036
9,600	EOG RESOURCES, INC.	62,765	928,416
4,000	EQT CORP.	132,900	290,480
43,051	EXXON MOBIL CORP.	1,607,797	3,757,491
2,400	FMC TECHNOLOGIES, INC.(b)	33,690	71,208
3,834	FRANK’S INTERNATIONAL N.V.(c)	60,887	49,842

3	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy (Cont’d):
39,073	HALLIBURTON CO.	$1,097,893	1,753,596
3,100	HELMERICH & PAYNE, INC.	39,003	208,630
900	HESS CORP.	48,492	48,258
6,403	HOLLYFRONTIER CORP.	129,618	156,873
9,812	KINDER MORGAN, INC.	115,024	226,952
4,800	LAREDO PETROLEUM, INC.(b)	52,656	61,920
10,700	MARATHON OIL CORP.	143,594	169,167
24,599	MARATHON PETROLEUM CORP.	1,065,781	998,473
3,000	MURPHY OIL CORP.	39,255	91,200
39,645	NATIONAL OILWELL VARCO, INC.	1,289,620	1,456,557
5,702	NEWFIELD EXPLORATION CO.(b)	166,375	247,809
3,800	NOBLE ENERGY, INC.	20,499	135,812
6,000	OCCIDENTAL PETROLEUM CORP.	54,261	437,520
2,000	ONEOK, INC.	27,592	102,780
17,696	PATTERSON-UTI ENERGY, INC.	254,139	395,860
5,120	PBF ENERGY, INC., CLASS A	169,710	115,917
18,181	PHILLIPS 66	533,530	1,464,480
3,200	PIONEER NATURAL RESOURCES CO.	48,507	594,080
2,100	QEP RESOURCES, INC.	28,224	41,013
1,300	RANGE RESOURCES CORP.	42,822	50,375
3,965	ROWAN COS. PLC, CLASS A	66,847	60,109
25,296	SCHLUMBERGER LTD.	1,025,891	1,989,277
1,400	SM ENERGY CO.	27,342	54,012
3,400	SOUTHWESTERN ENERGY CO.(b)	26,758	47,056
9,954	SPECTRA ENERGY CORP.	137,808	425,533
5,300	SUPERIOR ENERGY SERVICES, INC.	78,662	94,870
1,100	TARGA RESOURCES CORP.	29,491	54,021
24,210	TESORO CORP.	1,913,316	1,926,148
57,511	VALERO ENERGY CORP.	2,576,440	3,048,083
9,200	WEATHERFORD INTERNATIONAL PLC(b)(c)	49,680	51,704
3,300	WHITING PETROLEUM CORP.(b)	26,631	28,842
1,900	WILLIAMS (THE) COS., INC.	47,481	58,387
2,152	WORLD FUEL SERVICES CORP.	100,443	99,552
5,200	WPX ENERGY, INC.(b)	50,544	68,588
		17,889,770	29,861,943	6.60%
Financials:
1,100	AFFILIATED MANAGERS GROUP, INC.(b)	73,653	159,170
10,455	AFLAC, INC.	528,025	751,401
2,166	ALLEGHANY CORP.(b)	596,158	1,137,193
7,892	ALLIANZ S.E. ADR(c)(d)	112,466	117,038
9,516	ALLIED WORLD ASSURANCE CO. HOLDINGS A.G.(c)	139,322	384,637
45,995	ALLSTATE (THE) CORP.	2,594,901	3,181,934
10,133	AMERICAN EXPRESS CO.	257,999	648,917
4,900	AMERICAN FINANCIAL GROUP, INC.	220,290	367,500
15,868	AMERICAN INTERNATIONAL GROUP, INC.	620,207	941,607
11,016	AMERIPRISE FINANCIAL, INC.	731,918	1,099,066
9,000	AMTRUST FINANCIAL SERVICES, INC.	234,575	241,470
9,900	ANNALY CAPITAL MANAGEMENT, INC.	109,197	103,950
4,748	AON PLC(c)	110,582	534,102
14,658	ARCH CAPITAL GROUP LTD.(b)(c)	796,096	1,161,793
1,600	ARTHUR J. GALLAGHER & CO.	34,040	81,392
1,398	ASPEN INSURANCE HOLDINGS LTD.(c)	68,982	65,133
3,116	ASSOCIATED BANC-CORP	61,095	61,042
5,629	ASSURANT, INC.	278,461	519,275
14,090	ASSURED GUARANTY LTD.(c)	367,190	390,997
24,328	AXA S.A. ADR(c)(d)	491,239	514,780
4,327	AXIS CAPITAL HOLDINGS LTD.(c)	209,054	235,086
164,600	BANK OF AMERICA CORP.	1,233,012	2,575,990
12,700	BANK OF NEW YORK MELLON (THE) CORP.	268,332	506,476
7,900	BB&T CORP.	173,879	297,988
19,002	BERKSHIRE HATHAWAY, INC., CLASS B(b)	1,842,413	2,745,219
9,647	CAPITAL ONE FINANCIAL CORP.	277,220	692,944
21,400	CHARLES SCHWAB (THE) CORP.	186,608	675,598
6,540	CHIMERA INVESTMENT CORP.	84,207	104,313
4,761	CHUBB LTD.(c)	400,431	598,220
17,506	CINCINNATI FINANCIAL CORP.	1,119,549	1,320,302
15,181	CITIGROUP, INC.	456,973	716,999

4	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
865	CME GROUP, INC.	$31,878	90,410
1,650	CNA FINANCIAL CORP.	60,862	56,776
911	CREDIT ACCEPTANCE CORP.(b)	172,104	183,175
16,287	DISCOVER FINANCIAL SERVICES	233,079	921,030
7,339	E*TRADE FINANCIAL CORP.(b)	86,904	213,712
2,209	EAST WEST BANCORP, INC.	91,766	81,092
2,726	ENDURANCE SPECIALTY HOLDINGS LTD.(c)	141,555	178,417
1,649	EVEREST RE GROUP LTD.(c)	296,126	313,261
30,981	FIFTH THIRD BANCORP	332,017	633,871
400	FIRST CITIZENS BANCSHARES, INC., CLASS A	57,523	117,556
36,400	FIRST HORIZON NATIONAL CORP.	273,237	554,372
1,863	FNF GROUP	21,555	68,763
620	FNFV GROUP(b)	2,893	7,738
10,077	FRANKLIN RESOURCES, INC.	189,834	358,439
8,500	GOLDMAN SACHS GROUP (THE), INC.	723,237	1,370,795
3,000	HANOVER INSURANCE GROUP (THE), INC.	215,948	226,260
35,869	HARTFORD FINANCIAL SERVICES GROUP (THE), INC.	1,424,036	1,535,911
47,454	HUNTINGTON BANCSHARES, INC.	300,397	467,896
101	INTERCONTINENTAL EXCHANGE, INC.	12,819	27,205
11,400	INVESCO LTD.	176,068	356,478
33,700	JANUS CAPITAL GROUP, INC.	222,792	472,137
66,281	JPMORGAN CHASE & CO.	2,037,026	4,413,652
16,546	KEYCORP	159,841	201,365
3,752	LEGG MASON, INC.	52,584	125,617
3,912	LINCOLN NATIONAL CORP.	151,983	183,786
4,300	LOEWS CORP.	83,945	176,945
571	MARKEL CORP.(b)	358,632	530,328
2,978	MARSH & MCLENNAN COS., INC.	66,024	200,270
4,600	MERCURY GENERAL CORP.	235,538	252,310
27,307	METLIFE, INC.	1,090,775	1,213,250
6,500	MFA FINANCIAL, INC.	50,310	48,620
2,200	MOODY’S CORP.	77,502	238,216
16,800	MORGAN STANLEY	240,305	538,608
5,297	MSCI, INC.	244,221	444,630
5,900	NASDAQ, INC.	240,309	398,486
11,500	NAVIENT CORP.	77,545	166,405
5,148	NEW YORK COMMUNITY BANCORP, INC.	88,917	73,256
10,059	OLD REPUBLIC INTERNATIONAL CORP.	182,682	177,240
5,177	PACWEST BANCORP	95,285	222,145
9,025	PNC FINANCIAL SERVICES GROUP (THE), INC.	331,251	813,062
8,040	POPULAR, INC.(c)	229,520	307,289
5,628	PRINCIPAL FINANCIAL GROUP, INC.	175,248	289,898
37,769	PROGRESSIVE (THE) CORP.	1,073,981	1,189,723
14,221	PRUDENTIAL FINANCIAL, INC.	644,583	1,161,145
18,002	REGIONS FINANCIAL CORP.	119,439	177,680
3,371	REINSURANCE GROUP OF AMERICA, INC.	296,860	363,866
1,379	RENAISSANCERE HOLDINGS LTD.(c)	146,120	165,701
3,151	ROYAL BANK OF CANADA(c)	75,539	195,236
3,600	S&P GLOBAL, INC.	84,305	455,616
7,500	SEI INVESTMENTS CO.	108,537	342,075
10,100	SLM CORP.(b)	36,679	75,447
180,347	SOCIETE GENERALE S.A. ADR(c)(d)	1,300,769	1,253,412
11,068	SUNTRUST BANKS, INC.	267,520	484,778
259	SVB FINANCIAL GROUP(b)	33,083	28,630
24,528	SWISS RE A.G. ADR(c)(d)	535,318	555,314
4,704	SYNOVUS FINANCIAL CORP.	83,310	153,021
6,349	T. ROWE PRICE GROUP, INC.	125,884	422,208
14,946	TCF FINANCIAL CORP.	157,745	216,866
2,600	TFS FINANCIAL CORP.	25,038	46,306
2,468	TORCHMARK CORP.	145,321	157,681
24,584	TRAVELERS (THE) COS., INC.	1,939,389	2,816,097
5,700	TWO HARBORS INVESTMENT CORP.	50,445	48,621
27,752	UNUM GROUP	942,349	979,923
17,585	US BANCORP	318,503	754,221
6,518	VALIDUS HOLDINGS LTD.(c)	251,458	324,727
15,374	VOYA FINANCIAL, INC.	611,094	443,079
1,800	WASHINGTON FEDERAL, INC.	23,535	48,024
77,145	WELLS FARGO & CO.	942,151	3,415,981

5	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
300	WHITE MOUNTAINS INSURANCE GROUP LTD.	$194,754	249,000
1,000	WILLIS TOWERS WATSON PLC(c)	123,430	132,770
6,106	WR BERKLEY CORP.	273,043	352,683
7,338	XL GROUP LTD.(c)	249,180	246,777
2,600	ZIONS BANCORPORATION	49,361	80,652
		37,242,870	59,519,464	13.14%
Health Care:
12,735	ABBOTT LABORATORIES	208,212	538,563
13,535	ABBVIE, INC.	275,296	853,652
1,000	ACADIA HEALTHCARE CO., INC.(b)	51,860	49,550
6,855	AETNA, INC.	259,104	791,410
4,200	ALERE, INC.(b)	77,812	181,608
3,253	ALEXION PHARMACEUTICALS, INC.(b)	103,151	398,623
1,000	ALKERMES PLC(b)(c)	48,920	47,030
12,219	ALLERGAN PLC(b)	2,213,476	2,814,158
7,200	AMERISOURCEBERGEN CORP.	115,968	581,616
18,089	AMGEN, INC.	425,865	3,017,426
12,655	ANTHEM, INC.	968,433	1,585,798
444	BAXTER INTERNATIONAL, INC.	20,950	21,134
13,135	BAYER A.G. ADR(c)(d)	1,066,173	1,320,068
2,809	BECTON DICKINSON AND CO.	233,047	504,862
5,250	BIOGEN, INC.(b)	66,400	1,643,408
500	BIOMARIN PHARMACEUTICAL, INC.(b)	49,815	46,260
33,664	BOSTON SCIENTIFIC CORP.(b)	202,562	801,203
18,300	BRISTOL-MYERS SQUIBB CO.	420,955	986,736
2,900	BROOKDALE SENIOR LIVING, INC.(b)	49,184	50,605
5,828	C.R. BARD, INC.	913,874	1,307,104
1,000	CARDINAL HEALTH, INC.	26,001	77,700
12,872	CELGENE CORP.(b)	146,839	1,345,510
1,852	CENTENE CORP.(b)	106,465	124,010
3,600	CERNER CORP.(b)	40,603	222,300
5,700	CIGNA CORP.	89,680	742,824
12,624	DANAHER CORP.	297,811	989,595
3,360	DAVITA, INC.(b)	60,592	221,995
9,487	DENTSPLY SIRONA, INC.	393,002	563,812
500	DEXCOM, INC.(b)	45,755	43,830
9,526	EDWARDS LIFESCIENCES CORP.(b)	248,804	1,148,455
7,994	ELI LILLY & CO.	301,823	641,598
22,155	EXPRESS SCRIPTS HOLDING CO.(b)	727,886	1,562,592
30,392	GILEAD SCIENCES, INC.	548,489	2,404,615
35,410	GLAXOSMITHKLINE PLC ADR(c)(d)	1,499,112	1,527,233
193	HALYARD HEALTH, INC.(b)	3,014	6,689
21,605	HCA HOLDINGS, INC.(b)	1,713,019	1,633,986
1,900	HENRY SCHEIN, INC.(b)	86,166	309,662
7,208	HOLOGIC, INC.(b)	102,880	279,887
3,900	HUMANA, INC.	39,107	689,871
6,100	IDEXX LABORATORIES, INC.(b)	427,518	687,653
2,300	ILLUMINA, INC.(b)	98,233	417,818
600	INCYTE CORP.(b)	54,078	56,574
59,271	JOHNSON & JOHNSON	4,106,695	7,001,683
500	LABORATORY CORP. OF AMERICA HOLDINGS(b)	11,742	68,740
5,700	MCKESSON CORP.	202,596	950,475
7,140	MEDTRONIC PLC(c)	607,740	616,896
43,278	MERCK & CO., INC.	986,667	2,700,980
1,321	METTLER-TOLEDO INTERNATIONAL, INC.(b)	91,350	554,595
1,000	MYLAN N.V.(b)	48,560	38,120
18,150	NOVARTIS A.G. ADR(c)(d)	1,122,679	1,433,124
1,600	PATTERSON COS., INC.	29,864	73,504
3,400	PERKINELMER, INC.	53,706	190,774
99,199	PFIZER, INC.	1,144,617	3,359,870
819	QUEST DIAGNOSTICS, INC.	70,068	69,312
1,861	QUINTILES TRANSNATIONAL HOLDINGS, INC.(b)	112,204	150,853
100	REGENERON PHARMACEUTICALS, INC.(b)	43,341	40,202
4,000	RESMED, INC.	81,990	259,160
4,539	ST. JUDE MEDICAL, INC.	114,088	362,031
4,700	STRYKER CORP.	18,139	547,127
5,116	TELEFLEX, INC.	309,308	859,744
1,800	TENET HEALTHCARE CORP.(b)	49,158	40,788

6	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Health Care (Cont’d):
6,700	THERMO FISHER SCIENTIFIC, INC.	$138,727	1,065,702
20,349	UNITEDHEALTH GROUP, INC.	873,480	2,848,860
3,936	UNIVERSAL HEALTH SERVICES, INC., CLASS B	239,148	484,994
4,700	VARIAN MEDICAL SYSTEMS, INC.(b)	173,242	467,791
962	VCA, INC.(b)	50,899	67,321
900	VERTEX PHARMACEUTICALS, INC.(b)	22,442	78,489
2,792	WATERS CORP.(b)	85,524	442,504
3,374	ZIMMER BIOMET HOLDINGS, INC.	140,047	438,688
1,000	ZOETIS, INC.	51,420	52,010
		25,807,375	58,503,360	12.92%
Industrials:
8,931	3M CO.	758,113	1,573,910
1,853	A.O. SMITH CORP.	146,457	183,058
923	ACCO BRANDS CORP.(b)	3,137	8,898
455	ACUITY BRANDS, INC.	94,351	120,393
4,642	AGCO CORP.	225,963	228,943
49,015	AIR LEASE CORP.	1,152,473	1,400,849
4,088	ALASKA AIR GROUP, INC.	273,119	269,236
1,533	ALLEGION PLC(c)	40,913	105,639
400	AMERCO	120,202	129,692
31,851	AMERICAN AIRLINES GROUP, INC.	1,143,555	1,166,065
5,175	AMETEK, INC.	73,220	247,262
1,400	AVIS BUDGET GROUP, INC.(b)	53,326	47,894
1,700	B/E AEROSPACE, INC.	34,478	87,822
23,895	BOEING (THE) CO.	1,163,320	3,147,927
5,205	BWX TECHNOLOGIES, INC.	145,980	199,716
3,054	CARLISLE COS., INC.	119,403	313,249
10,504	CATERPILLAR, INC.	272,491	932,440
7,162	CINTAS CORP.	577,639	806,441
3,100	COVANTA HOLDING CORP.	47,337	47,709
3,948	CRANE CO.	66,572	248,763
27,900	CSX CORP.	97,923	850,950
3,870	CUMMINS, INC.	71,149	495,940
7,300	DEERE & CO.	199,160	623,055
56,009	DELTA AIR LINES, INC.	2,029,589	2,204,514
1,923	DOVER CORP.	68,285	141,610
1,987	DUN & BRADSTREET (THE) CORP.	49,383	271,464
9,146	EATON CORP. PLC	156,094	600,984
1,191	EMERSON ELECTRIC CO.	61,375	64,921
3,922	EQUIFAX, INC.	405,783	527,823
2,280	EXPEDITORS INTERNATIONAL OF WASHINGTON, INC.	112,692	117,466
6,653	FEDEX CORP.	130,734	1,162,146
1,950	FLUOR CORP.	26,013	100,074
6,209	FORTIVE CORP.	90,098	316,038
4,715	FORTUNE BRANDS HOME & SECURITY, INC.	58,364	273,941
1,400	GATX CORP.	24,276	62,370
2,128	GENERAL DYNAMICS CORP.	296,250	330,180
143,675	GENERAL ELECTRIC CO.	2,850,908	4,255,653
3,105	HD SUPPLY HOLDINGS, INC.(b)	91,681	99,298
360	HERC HOLDINGS, INC.(b)	5,808	12,132
1,080	HERTZ GLOBAL HOLDINGS, INC.(b)	22,515	43,373
11,234	HONEYWELL INTERNATIONAL, INC.	513,597	1,309,772
1,200	HUBBELL, INC.	43,309	129,288
3,559	HUNTINGTON INGALLS INDUSTRIES, INC.	500,900	546,022
2,500	IDEX CORP.	58,237	233,925
2,489	IHS MARKIT LTD.(b)(c)	81,589	93,462
23,469	ILLINOIS TOOL WORKS, INC.	1,886,792	2,812,525
3,514	INGERSOLL-RAND PLC	137,411	238,741
1,468	JACOBS ENGINEERING GROUP, INC.(b)	29,713	75,925
2,100	JB HUNT TRANSPORT SERVICES, INC.	40,530	170,394
13,203	JETBLUE AIRWAYS CORP.(b)	81,151	227,620
2,900	KANSAS CITY SOUTHERN	46,328	270,628
850	KLX, INC.(b)	13,147	29,920
4,977	KOMATSU LTD. ADR(c)(d)	110,472	114,421
3,193	L-3 COMMUNICATIONS HOLDINGS, INC.	358,847	481,281
1,000	LANDSTAR SYSTEM, INC.	30,070	68,080
900	LENNOX INTERNATIONAL, INC.	26,811	141,327
1,400	LINCOLN ELECTRIC HOLDINGS, INC.	28,970	87,668

7	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Industrials (Cont’d):
1,684	LOCKHEED MARTIN CORP.	$232,821	403,688
1,973	MACQUARIE INFRASTRUCTURE CORP.	135,090	164,233
4,800	MANITOWOC (THE) CO., INC.	10,053	22,992
4,800	MANITOWOC FOODSERVICE, INC.(b)	37,515	77,856
4,937	MANPOWERGROUP, INC.	305,103	356,748
23,793	MASCO CORP.	382,482	816,338
2,000	NIELSEN HOLDINGS PLC	61,200	107,140
209	NORDSON CORP.	20,658	20,823
5,415	NORFOLK SOUTHERN CORP.	161,065	525,580
20,008	NORTHROP GRUMMAN CORP.	2,840,669	4,280,712
2,180	NOW, INC.(b)	21,218	46,717
3,889	OSHKOSH CORP.	81,228	217,784
5,938	OWENS CORNING	241,110	317,030
8,389	PACCAR, INC.	91,278	493,105
4,180	PARKER-HANNIFIN CORP.	263,376	524,715
11,979	PENTAIR PLC(c)	622,573	769,531
4,100	QUANTA SERVICES, INC.(b)	52,131	114,759
3,777	RAYTHEON CO.	236,387	514,163
2,000	REPUBLIC SERVICES, INC.	81,516	100,900
6,221	ROCKWELL AUTOMATION, INC.	179,002	761,077
1,814	ROCKWELL COLLINS, INC.	43,808	152,993
920	ROLLINS, INC.	24,890	26,938
300	ROPER TECHNOLOGIES, INC.	19,526	54,741
2,300	SNAP-ON, INC.	230,888	349,508
27,060	SOUTHWEST AIRLINES CO.	553,687	1,052,363
6,439	SPIRIT AEROSYSTEMS HOLDINGS, INC., CLASS A(b)	267,176	286,793
5,386	STANLEY BLACK & DECKER, INC.	348,460	662,370
1,200	STERICYCLE, INC.(b)	50,064	96,168
30,145	UNION PACIFIC CORP.	1,287,259	2,940,042
25,340	UNITED CONTINENTAL HOLDINGS, INC.(b)	1,142,418	1,329,590
4,939	UNITED PARCEL SERVICE, INC., CLASS B	313,723	540,129
1,119	UNITED RENTALS, INC.(b)	84,519	87,830
10,650	UNITED TECHNOLOGIES CORP.	359,588	1,082,040
2,000	USG CORP.(b)	12,350	51,700
180	VERITIV CORP.(b)	1,653	9,031
1,700	W.W. GRAINGER, INC.	74,317	382,228
2,843	WABCO HOLDINGS, INC.(b)	117,388	322,766
1,400	WABTEC CORP.	25,603	114,310
1,650	WASTE CONNECTIONS, INC.(c)	108,075	123,255
15,026	WASTE MANAGEMENT, INC.	550,736	958,058
1,649	WOLTERS KLUWER N.V. ADR(c)(d)	69,797	70,668
4,638	XYLEM, INC.	168,557	243,263
		29,258,960	52,423,512	11.58%
Information Technology:
9,303	ACCENTURE PLC, CLASS A(c)	640,728	1,136,548
18,273	ACTIVISION BLIZZARD, INC.	261,150	809,494
6,224	ADOBE SYSTEMS, INC.(b)	79,363	675,553
3,300	AKAMAI TECHNOLOGIES, INC.(b)	45,919	174,867
1,600	ALLIANCE DATA SYSTEMS CORP.(b)	75,650	343,248
6,498	ALPHABET, INC., CLASS A(b)	2,031,294	5,224,782
5,611	ALPHABET, INC., CLASS C(b)	1,207,730	4,361,374
12,207	AMDOCS LTD.	670,504	706,175
13,014	ANALOG DEVICES, INC.	385,778	838,752
1,200	ANSYS, INC.(b)	30,630	111,132
78,200	APPLE, INC.	185,902	8,840,510
42,233	APPLIED MATERIALS, INC.	1,081,094	1,273,325
7,018	ARRIS INTERNATIONAL PLC(b)	187,666	198,820
4,877	ARROW ELECTRONICS, INC.(b)	267,343	311,982
1,686	AUTODESK, INC.(b)	32,709	121,948
4,066	AUTOMATIC DATA PROCESSING, INC.	116,002	358,621
8,300	BOOZ ALLEN HAMILTON HOLDING CORP.	242,472	262,363
4,414	BROADCOM LTD.(c)	240,811	761,503
3,413	BROADRIDGE FINANCIAL SOLUTIONS, INC.	106,898	231,367
3,470	CA, INC.	95,608	114,788
11,400	CADENCE DESIGN SYSTEMS, INC.(b)	154,632	291,042
1,522	CDK GLOBAL, INC.	19,712	87,301
6,470	CDW CORP.	231,037	295,873

8	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Information Technology (Cont’d):
100,112	CISCO SYSTEMS, INC.	$256,869	3,175,553
4,234	CITRIX SYSTEMS, INC.(b)	47,866	360,821
13,826	COGNIZANT TECHNOLOGY SOLUTIONS CORP., CLASS A(b)	175,261	659,638
297	COMMERCEHUB, INC., SERIES A(b)	505	4,693
594	COMMERCEHUB, INC., SERIES C(b)	1,003	9,451
7,708	COMMSCOPE HOLDING CO., INC.(b)	227,630	232,088
4,900	COMPUTER SCIENCES CORP.	161,990	255,829
8,308	CORELOGIC, INC.(b)	139,352	325,840
18,600	CORNING, INC.	154,858	439,890
2,700	CYPRESS SEMICONDUCTOR CORP.	2,667	32,832
3,824	DELL TECHNOLOGIES, INC. - VMWARE, INC., CLASS V(b)	172,341	182,787
2,000	DOLBY LABORATORIES, INC., CLASS A	43,420	108,580
22,398	EBAY INC.(b)	424,029	736,894
2,140	ECHOSTAR CORP., CLASS A(b)	36,471	93,796
11,266	ELECTRONIC ARTS, INC.(b)	280,102	962,116
2,667	F5 NETWORKS, INC.(b)	181,488	332,415
28,371	FACEBOOK, INC., CLASS A(b)	1,236,630	3,639,148
7,802	FIDELITY NATIONAL INFORMATION SERVICES, INC.	135,427	600,988
3,900	FIRST DATA CORP., CLASS A(b)	50,310	51,324
9,132	FISERV, INC.(b)	206,363	908,360
6,030	FLEETCOR TECHNOLOGIES, INC.(b)	914,984	1,047,592
2,600	FORTINET, INC.(b)	80,697	96,018
3,648	GENPACT LTD.(b)	90,411	87,370
3,800	GLOBAL PAYMENTS, INC.	113,707	291,688
5,000	HARRIS CORP.	189,845	458,050
18,800	HEWLETT PACKARD ENTERPRISE CO.	175,629	427,700
1,886	HP, INC.	28,728	29,290
1,300	IAC/INTERACTIVECORP	78,263	81,211
150,285	INTEL CORP.	2,269,266	5,673,259
6,236	INTERNATIONAL BUSINESS MACHINES CORP.	821,665	990,589
5,000	INTUIT, INC.	103,285	550,050
2,247	IPG PHOTONICS CORP.(b)	183,260	185,040
5,643	JABIL CIRCUIT, INC.	117,827	123,130
31,358	JUNIPER NETWORKS, INC.	780,295	754,473
1,425	KEYSIGHT TECHNOLOGIES, INC.(b)	47,146	45,158
2,600	KLA-TENCOR CORP.	71,718	181,246
5,094	LAM RESEARCH CORP.	150,809	482,453
394	LEIDOS HOLDINGS, INC.	1,258	17,052
900	LINEAR TECHNOLOGY CORP.	19,913	53,361
400	LINKEDIN CORP., CLASS A(b)	25,488	76,448
5,400	MARVELL TECHNOLOGY GROUP LTD.(c)	27,297	71,658
17,000	MASTERCARD, INC.	182,282	1,730,090
2,700	MAXIM INTEGRATED PRODUCTS, INC.	45,259	107,811
4,200	MICROCHIP TECHNOLOGY, INC.	44,162	260,988
11,900	MICRON TECHNOLOGY, INC.(b)	53,371	211,582
141,896	MICROSOFT CORP.	2,049,712	8,173,210
15,135	MOTOROLA SOLUTIONS, INC.	1,031,066	1,154,498
15,832	NETAPP, INC.	528,703	567,102
1,900	NEUSTAR, INC., CLASS A(b)	31,606	50,521
1,985	NUANCE COMMUNICATIONS, INC.(b)	33,845	28,782
25,270	NVIDIA CORP.	602,695	1,731,500
70,181	ORACLE CORP.	397,175	2,756,710
2,973	PALO ALTO NETWORKS, INC.(b)	143,984	473,688
3,666	PAYCHEX, INC.	10,315	212,151
11,100	PAYPAL HOLDINGS, INC.(b)	120,672	454,767
2,400	PTC, INC.(b)	82,674	106,344
2,142	QORVO, INC.(b)	93,992	119,395
11,206	QUALCOMM, INC.	198,485	767,611
4,200	RED HAT, INC.(b)	61,669	339,486
7,600	SALESFORCE.COM, INC.(b)	86,710	542,108
39,072	SEAGATE TECHNOLOGY PLC	1,248,006	1,506,226
500	SERVICENOW, INC.(b)	18,840	39,575
14,419	SYMANTEC CORP.	71,242	361,917
4,400	SYNOPSYS, INC.(b)	172,415	261,140
11,123	TAIWAN SEMICONDUCTOR MANUFACTURING CO. LTD. ADR(c)(d)	321,342	340,253
17,290	TE CONNECTIVITY LTD.(c)	1,041,937	1,113,130

9	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Information Technology (Cont’d):
2,400	TERADATA CORP.(b)	$33,636	74,400
17,445	TERADYNE, INC.	288,229	376,463
25,121	TEXAS INSTRUMENTS, INC.	722,115	1,762,992
21,553	TOTAL SYSTEM SERVICES, INC.	998,468	1,016,224
5,000	TRIMBLE NAVIGATION LTD.(b)	38,163	142,800
1,351	VERISIGN, INC.(b)	109,199	105,702
23,200	VISA, INC., CLASS A	395,709	1,918,640
7,800	VISHAY INTERTECHNOLOGY, INC.	48,931	109,902
1,100	VMWARE, INC., CLASS A(b)	34,055	80,685
9,518	WESTERN DIGITAL CORP.	244,099	556,517
15,686	WESTERN UNION (THE) CO.	292,275	326,583
11,961	XILINX, INC.	298,091	649,961
15,840	YAHOO! INC.(b)	135,324	682,704
		30,927,158	83,581,405	18.46%
Materials:
1,575	AIR PRODUCTS & CHEMICALS, INC.	62,588	236,785
1,716	ALBEMARLE CORP.	63,342	146,701
7,391	ASHLAND GLOBAL HOLDINGS, INC.	650,542	856,986
2,853	AVERY DENNISON CORP.	185,748	221,935
2,564	BALL CORP.	10,015	210,120
2,700	BEMIS CO., INC.	60,200	137,727
22,960	BERRY PLASTICS GROUP, INC.(b)	766,768	1,006,796
7,092	BHP BILLITON PLC ADR(c)(d)	138,380	215,455
2,695	CELANESE CORP., SERIES A	166,690	179,379
19,435	CF INDUSTRIES HOLDINGS, INC.	537,602	473,242
32,970	CROWN HOLDINGS, INC.(b)	1,013,123	1,882,257
4,017	DOMTAR CORP.	162,643	149,151
13,306	DOW CHEMICAL (THE) CO.	440,446	689,650
11,925	E.I. DU PONT DE NEMOURS & CO.	332,718	798,617
438	EAGLE MATERIALS, INC.	1,727	33,857
3,737	EASTMAN CHEMICAL CO.	110,785	252,920
3,991	ECOLAB, INC.	137,417	485,785
15,800	FREEPORT-MCMORAN, INC.	103,648	171,588
62,545	GRAPHIC PACKAGING HOLDING CO.	906,392	875,005
373	INGEVITY CORP.(b)	2,637	17,195
3,683	INTERNATIONAL FLAVORS & FRAGRANCES, INC.	79,231	526,559
7,831	INTERNATIONAL PAPER CO.	81,440	375,731
29,648	LYONDELLBASELL INDUSTRIES N.V., CLASS A	2,535,878	2,391,408
700	MARTIN MARIETTA MATERIALS, INC.	27,965	125,377
12,592	MONSANTO CO.	274,040	1,286,902
2,400	MOSAIC (THE) CO.	34,272	58,704
15,857	NEWMONT MINING CORP.	467,413	623,022
6,679	NUCOR CORP.	140,162	330,277
72,340	OWENS-ILLINOIS, INC.(b)	1,184,104	1,330,333
2,100	PACKAGING CORP. OF AMERICA	30,902	170,646
7,972	PPG INDUSTRIES, INC.	180,558	823,986
4,150	PRAXAIR, INC.	119,436	501,444
6,555	RELIANCE STEEL & ALUMINUM CO.	321,215	472,157
700	ROYAL GOLD, INC.	26,033	54,201
6,500	RPM INTERNATIONAL, INC.	72,503	349,180
5,174	SEALED AIR CORP.	209,723	237,073
1,885	SHERWIN-WILLIAMS (THE) CO.	155,335	521,504
3,600	SONOCO PRODUCTS CO.	74,519	190,188
3,234	SOUTHERN COPPER CORP.(c)	38,445	85,054
9,220	STEEL DYNAMICS, INC.	115,273	230,408
1,287	UNITED STATES STEEL CORP.	24,638	24,273
3,200	VALSPAR (THE) CORP.	68,240	339,424
2,100	VULCAN MATERIALS CO.	63,441	238,833
2,242	WESTROCK CO.	24,357	108,692
		12,202,534	20,436,527	4.51%
Real Estate:
2,100	ALEXANDRIA REAL ESTATE EQUITIES, INC.	109,947	228,417
3,350	AMERICAN TOWER CORP.	153,516	379,656
5,628	APARTMENT INVESTMENT & MANAGEMENT CO., CLASS A	119,782	258,380
734	AVALONBAY COMMUNITIES, INC.	31,138	130,535
3,388	BOSTON PROPERTIES, INC.	171,468	461,751

10	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Real Estate (Cont’d):
2,600	BRANDYWINE REALTY TRUST	$28,376	40,612
900	CAMDEN PROPERTY TRUST	24,065	75,366
1,800	CARE CAPITAL PROPERTIES, INC.	52,812	51,300
4,149	CBRE GROUP, INC., CLASS A(b)	139,777	116,089
1,700	COMMUNICATIONS SALES & LEASING, INC.	52,411	53,397
1,545	CORRECTIONS CORP. OF AMERICA	22,682	21,429
4,600	CROWN CASTLE INTERNATIONAL CORP.	194,396	433,366
900	CYRUSONE, INC.	46,674	42,813
400	DIGITAL REALTY TRUST, INC.	15,648	38,848
5,200	DOUGLAS EMMETT, INC.	54,023	190,476
1,700	DUKE REALTY CORP.	28,477	46,461
20,320	EPR PROPERTIES	1,131,603	1,599,997
845	EQUINIX, INC.	65,492	304,411
800	EQUITY LIFESTYLE PROPERTIES, INC.	26,831	61,744
5,416	EQUITY RESIDENTIAL	174,162	348,411
675	ESSEX PROPERTY TRUST, INC.	73,423	150,323
900	FEDERAL REALTY INVESTMENT TRUST	48,326	138,537
1,046	FOUR CORNERS PROPERTY TRUST, INC.	9,555	22,311
2,400	GAMING AND LEISURE PROPERTIES, INC.	85,032	80,280
4,000	GENERAL GROWTH PROPERTIES, INC.	73,394	110,400
7,000	HCP, INC.	100,690	265,650
2,650	HEALTHCARE TRUST OF AMERICA, INC., CLASS A	59,425	86,443
1,800	HOSPITALITY PROPERTIES TRUST	23,403	53,496
12,222	HOST HOTELS & RESORTS, INC.	93,480	190,297
678	HOWARD HUGHES (THE) CORP.(b)	20,502	77,631
2,067	JONES LANG LASALLE, INC.	256,750	235,204
8,201	KIMCO REALTY CORP.	94,871	237,419
4,200	LAMAR ADVERTISING CO., CLASS A	53,417	274,302
1,100	LIBERTY PROPERTY TRUST	23,618	44,385
5,123	MACERICH (THE) CO.	119,436	414,297
1,200	MID-AMERICA APARTMENT COMMUNITIES, INC.	78,164	112,788
3,700	NORTHSTAR REALTY FINANCE CORP.	50,357	48,729
10,169	PROLOGIS, INC.	257,893	544,448
3,101	PUBLIC STORAGE	511,761	691,957
6,972	RAYONIER, INC.	74,259	185,037
2,700	REALTY INCOME CORP.	56,363	180,711
3,900	REGENCY CENTERS CORP.	87,973	302,211
9,800	RETAIL PROPERTIES OF AMERICA, INC., CLASS A	83,973	164,640
48	RMR GROUP (THE), INC., CLASS A	624	1,821
5,600	SENIOR HOUSING PROPERTIES TRUST	100,289	127,176
3,595	SIMON PROPERTY GROUP, INC.	148,165	744,201
1,900	SL GREEN REALTY CORP.	58,204	205,390
6,100	SPIRIT REALTY CAPITAL, INC.	81,923	81,313
1,600	STORE CAPITAL CORP.	48,144	47,152
2,100	TAUBMAN CENTERS, INC.	57,125	156,261
4,100	UDR, INC.	65,319	147,559
1,300	URBAN EDGE PROPERTIES	18,730	36,582
1,800	VENTAS, INC.	63,969	127,134
58,300	VEREIT, INC.	586,498	604,571
800	VORNADO REALTY TRUST	36,178	80,968
2,497	WASHINGTON PRIME GROUP, INC.	15,818	30,913
2,100	WEINGARTEN REALTY INVESTORS	29,871	81,858
400	WELLTOWER, INC.	13,745	29,908
4,916	WEYERHAEUSER CO.	64,713	157,017
		6,368,660	12,154,779	2.68%
Telecommunication Services:
106,872	AT&T, INC.	2,755,257	4,340,072
32,365	CENTURYLINK, INC.	909,493	887,772
14,700	FRONTIER COMMUNICATIONS CORP.	72,545	61,152
10,873	KT CORP. ADR(c)(d)	179,302	174,512
6,710	LEVEL 3 COMMUNICATIONS, INC.(b)	159,907	311,210
14,466	NTT DOCOMO, INC. ADR(c)(d)	325,147	367,581
26,833	SPRINT CORP.(b)	131,374	177,903
2,843	TELEPHONE & DATA SYSTEMS, INC.	77,658	77,273
10,752	T-MOBILE US, INC.(b)	388,515	502,333

11	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund (unaudited)

September 30, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Telecommunication Services (Cont’d):
1,300	UNITED STATES CELLULAR CORP.(b)	$51,090	47,242
76,472	VERIZON COMMUNICATIONS, INC.	3,384,936	3,975,014
		8,435,224	10,922,064	2.41%
Utilities:
4,000	AES CORP.	49,680	51,400
2,000	ALLIANT ENERGY CORP.	24,835	76,620
1,600	AMEREN CORP.	40,872	78,688
14,154	AMERICAN ELECTRIC POWER CO., INC.	612,681	908,828
19,600	AMERICAN WATER WORKS CO., INC.	467,278	1,466,864
1,735	AQUA AMERICA, INC.	22,973	52,883
8,500	CALPINE CORP.(b)	56,653	107,440
5,800	CENTERPOINT ENERGY, INC.	66,308	134,734
13,300	CMS ENERGY CORP.	259,709	558,733
5,785	CONSOLIDATED EDISON, INC.	384,607	435,610
8,862	DOMINION RESOURCES, INC.	284,452	658,181
2,300	DTE ENERGY CO.	84,036	215,441
7,051	DUKE ENERGY CORP.	211,844	564,362
11,295	EDISON INTERNATIONAL	386,827	816,064
3,064	ENTERGY CORP.	60,101	235,101
4,961	EVERSOURCE ENERGY	125,492	268,787
2,216	EXELON CORP.	79,306	73,771
2,800	GREAT PLAINS ENERGY, INC.	43,498	76,412
10,500	ITC HOLDINGS CORP.	154,843	488,040
1,500	NATIONAL FUEL GAS CO.	38,322	81,105
9,476	NEXTERA ENERGY, INC.	815,657	1,159,104
7,751	NISOURCE, INC.	64,451	186,877
30,655	NRG YIELD, INC., CLASS A	509,461	500,289
4,800	OGE ENERGY CORP.	43,344	151,776
500	ONE GAS, INC.	3,925	30,920
5,900	PG&E CORP.	79,340	360,903
2,400	PINNACLE WEST CAPITAL CORP.	71,637	182,376
3,633	PPL CORP.	119,602	125,593
7,021	PUBLIC SERVICE ENTERPRISE GROUP, INC.	302,449	293,969
4,800	SCANA CORP.	166,536	347,376
2,700	SEMPRA ENERGY	124,368	289,413
15,627	SOUTHERN (THE) CO.	523,540	801,665
9,850	UGI CORP.	246,882	445,614
1,600	VECTREN CORP.	77,182	80,320
4,820	WEC ENERGY GROUP, INC.	46,469	288,622
1,400	WESTAR ENERGY, INC.	25,767	79,450
10,929	XCEL ENERGY, INC.	281,424	449,619
		6,956,351	13,122,950	2.90%
	Sub-total Common Stocks:	227,389,016	445,941,078	98.48%
Master Limited Partnerships:
Consumer Discretionary:
12,400	CEDAR FAIR L.P.	715,210	710,396
		715,210	710,396	0.16%
Energy:
40,445	ENTERPRISE PRODUCTS PARTNERS L.P.	833,303	1,117,496
18,895	MAGELLAN MIDSTREAM PARTNERS L.P.	524,196	1,336,632
		1,357,499	2,454,128	0.54%
	Sub-total Master Limited Partnerships:	2,072,709	3,164,524	0.70%
Rights:
Consumer Staples:
1,600	CASA LEY (CONTINGENT VALUE RIGHTS)(b)	1,624	1,624

12	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund (unaudited)

September 30, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Rights (Cont’d):
Financials:
1,600	PROPERTY DEVELOPMENT CENTERS LLC (CONTINGENT VALUE RIGHTS)(b)	$78	78
	Sub-total Rights:	1,702	1,702	0.00%

Short-Term Investments:
3,583,064	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.25%(e)	3,583,064	3,583,064
	Sub-total Short-Term Investments:	3,583,064	3,583,064	0.79%
	Grand total(f)	$233,046,491	452,690,368	99.97%

Notes to Schedule of Investments:

(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.
(b)	Non-income producing assets.
(c)	Foreign security values are stated in U.S. dollars. As of September 30, 2016, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 5.25% of net assets.
(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 2.21% of net assets as of September 30, 2016.
(e)	The short-term investment is a money market portfolio of the investment company Northern Institutional Funds. At December 31, 2015, the value of the Clearwater Core Equity Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $10,519,384 with net sales of $6,936,320 during the nine months ended September 30, 2016.
(f)	At September 30, 2016, the cost for Federal income tax purposes was $233,175,310. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$223,178,911
Gross unrealized depreciation	(3,663,853)
Net unrealized appreciation	$219,515,058

13	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Core Equity Fund (unaudited)
September 30, 2016

Fair value is an estimate of the price the Clearwater Core Equity Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Core Equity Fund’s investments, as described below. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

Investments in U.S. and foreign equity securities, master limited partnerships and rights are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater Core Equity Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Core Equity Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Clearwater Core Equity Fund’s investments and other financial instruments, which are carried at fair value as of September 30, 2016:

	Level 1	Level 2	Level 3	Total

Common Stocks	$445,941,078	$ —	$ —	$445,941,078
Master Limited Partnerships	3,164,524	—	—	3,164,524
Rights	—	—	1,702	1,702
Short-Term Investments	3,583,064	—	—	3,583,064
Total	$452,688,666	$ —	$1,702	$452,690,368

For the Clearwater Core Equity Fund, 100% of the investment value is comprised of equity securities, master limited partnerships, rights and short-term investments. See the Clearwater Core Equity Fund’s Schedule of Investments for industry classification. Investments in equity, master limited partnerships, and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in rights generally are determined by taking into account the terms of the rights as well as the value of the underlying equity securities, which are determined by the valuation methodology described above. At September 30, 2016, two rights were deemed Level 3 classifications, as their trading was suspended pending corporate actions. These rights were valued at period end using the applicable company’s internally determined prices, which also factored in the terms of the applicable corporate actions and third party valuations.

The Clearwater Core Equity Fund discloses all transfers between levels based on valuations at the end of each reporting period.

At September 30, 2016, there were no transfers between any of the Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on December 31, 2015.

There were no significant Level 3 valuations for which significant unobservable valuations inputs were developed at September 30, 2016.

14	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments – Clearwater Core Equity Fund (unaudited)

September 30, 2016

15	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund (unaudited)
September 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Consumer Discretionary:
73,577	1-800-FLOWERS.COM, INC., CLASS A(b)	$608,954	674,701
204,034	BLACK DIAMOND, INC.(b)	1,211,221	1,048,735
48,300	BLOOMIN’ BRANDS, INC.	1,045,223	832,692
59,684	BRAVO BRIO RESTAURANT GROUP, INC.(b)	741,491	285,289
45,673	BUILD-A-BEAR WORKSHOP, INC.(b)	546,206	473,172
45,968	CALLAWAY GOLF CO.	433,864	533,688
25,964	CARRIAGE SERVICES, INC.	482,560	614,049
7,070	COOPER-STANDARD HOLDING, INC.(b)	567,664	698,516
8,956	CSS INDUSTRIES, INC.	246,695	229,094
12,700	CST BRANDS, INC.	384,589	610,743
109,040	DENNY’S CORP.(b)	482,813	1,165,638
4,377	EMMIS COMMUNICATIONS CORP., CLASS A(b)	17,857	17,727
97,133	EW SCRIPPS (THE) CO., CLASS A(b)	1,645,132	1,544,415
69,200	FIESTA RESTAURANT GROUP, INC.(b)	1,705,619	1,660,800
9,627	FTD COS., INC.(b)	241,033	198,027
3,892	FULL HOUSE RESORTS, INC.(b)	7,555	6,967
39,282	G-III APPAREL GROUP LTD.(b)	1,559,209	1,145,070
15,393	HELEN OF TROY LTD.(b)	1,205,233	1,326,415
10,172	HORIZON GLOBAL CORP.(b)	86,949	202,728
39,500	HOUGHTON MIFFLIN HARCOURT CO.(b)	809,646	529,695
87,372	IROBOT CORP.(b)	2,714,041	3,842,620
31,245	JAMBA, INC.(b)	391,594	341,195
405	K12, INC.(b)	5,542	5,812
36,667	LIBERTY TAX, INC.	483,036	468,604
113,155	LIFELOCK, INC.(b)	1,256,374	1,914,583
41,527	LITHIA MOTORS, INC., CLASS A	3,063,503	3,966,659
3,657	MALIBU BOATS, INC., CLASS A(b)	50,901	54,489
9,901	MARINEMAX, INC.(b)	199,751	207,426
26,287	MARRIOTT VACATIONS WORLDWIDE CORP.	1,635,534	1,927,363
55,700	MEDIA GENERAL, INC.(b)	869,898	1,026,551
78,011	MOTORCAR PARTS OF AMERICA, INC.(b)	2,214,381	2,245,157
9,780	NEW HOME (THE) CO., INC.(b)	94,757	104,353
24,000	NEXSTAR BROADCASTING GROUP, INC., CLASS A	1,172,802	1,385,040
24,700	PENSKE AUTOMOTIVE GROUP, INC.	545,832	1,190,046
22,028	PERRY ELLIS INTERNATIONAL, INC.(b)	442,246	424,700
164,587	PINNACLE ENTERTAINMENT, INC.(b)	1,802,601	2,031,003
7,791	RENT-A-CENTER, INC.	95,652	98,478
16,760	SALEM MEDIA GROUP, INC., CLASS A	103,260	98,549
1,135	SONIC AUTOMOTIVE, INC., CLASS A	19,368	21,338
3,571	SUPERIOR INDUSTRIES INTERNATIONAL, INC.	63,067	104,130
110,318	TILE SHOP HOLDINGS, INC.(b)	1,673,063	1,825,763
40,500	TIME, INC.	948,120	586,440
64,494	TOPBUILD CORP.(b)	1,812,084	2,141,201
9,406	TOWER INTERNATIONAL, INC.	206,262	226,685
80,100	TRI POINTE GROUP, INC.(b)	1,247,792	1,055,718
19,511	UNIFI, INC.(b)	494,700	574,209
9,500	VAIL RESORTS, INC.	341,218	1,490,360
13,794	VINCE HOLDING CORP.(b)	75,692	77,798
17,300	VISTA OUTDOOR, INC.(b)	753,742	689,578
12,243	WCI COMMUNITIES, INC.(b)	239,247	290,404
34,389	WINNEBAGO INDUSTRIES, INC.	762,681	810,549
		39,808,254	45,024,962	14.15%
Consumer Staples:
48,650	FLOWERS FOODS, INC.	495,160	735,588
49,644	GOLDEN ENTERPRISES, INC.	590,014	595,232
58,587	MEDIFAST, INC.	1,848,205	2,214,003
35,784	NATURAL GROCERS BY VITAMIN COTTAGE, INC.(b)	471,748	399,350
9,257	ORCHIDS PAPER PRODUCTS CO.	257,863	252,068
119,590	S&W SEED CO.(b)	539,920	609,909
5,002	SENECA FOODS CORP., CLASS A(b)	114,667	141,257
6,982	SPARTANNASH CO.	144,263	201,919
10,160	SPECTRUM BRANDS HOLDINGS, INC.	376,736	1,398,930
352	SUNOPTA, INC.(b)(c)	2,411	2,485
36,810	UNITED NATURAL FOODS, INC.(b)	1,758,828	1,473,872
		6,599,815	8,024,613	2.52%

16	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund (unaudited)
September 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Energy:
52,026	CARRIZO OIL & GAS, INC.(b)	$1,450,040	2,113,296
35,503	DELEK US HOLDINGS, INC.	593,556	613,847
49,300	PARSLEY ENERGY, INC., CLASS A(b)	917,276	1,652,043
-	RANGE RESOURCES CORP.(d)	7	10
83,200	SYNERGY RESOURCES CORP.(b)	859,508	576,576
		3,820,387	4,955,772	1.56%
Financials:
89,989	AMERICAN EQUITY INVESTMENT LIFE HOLDING CO.	1,291,597	1,595,505
32,333	AMERICAN NATIONAL BANKSHARES, INC.	703,057	903,707
55,494	AMERIS BANCORP	1,791,323	1,939,515
78,970	ANWORTH MORTGAGE ASSET CORP.	384,395	388,532
47,411	APOLLO COMMERCIAL REAL ESTATE FINANCE, INC.	779,588	776,118
25,522	ARES COMMERCIAL REAL ESTATE CORP.	319,154	321,577
35,200	BANCORPSOUTH, INC.	689,539	816,640
45,071	BANK MUTUAL CORP.	342,131	346,145
311	BANK OF MARIN BANCORP	15,260	15,466
59,535	BANKFINANCIAL CORP.	715,774	756,095
70,535	BANKUNITED, INC.	2,110,986	2,130,157
3,923	BCB BANCORP, INC.	40,268	44,134
35,214	BERKSHIRE HILLS BANCORP, INC.	845,830	975,780
18,892	BLUE HILLS BANCORP, INC.	246,201	283,758
72,078	BOFI HOLDING, INC.(b)	1,456,576	1,614,547
20,800	BOK FINANCIAL CORP.	1,018,062	1,434,576
20,265	BRIDGE BANCORP, INC.	591,970	579,376
13,525	BSB BANCORP, INC.(b)	228,698	316,891
82,779	CAPSTEAD MORTGAGE CORP.	805,107	780,606
3,045	CHARTER FINANCIAL CORP.	39,460	39,220
13,131	CITIZENS & NORTHERN CORP.	259,608	288,488
20,901	CNB FINANCIAL CORP.	359,538	442,265
13,991	COMMUNITY BANKERS TRUST CORP.(b)	70,454	75,971
10,590	COMMUNITY TRUST BANCORP, INC.	354,505	392,995
12,960	CONNECTONE BANCORP, INC.	214,056	234,058
14,410	DONEGAL GROUP, INC., CLASS A	225,048	232,145
5,515	EHEALTH, INC.(b)	51,027	61,823
22,691	EMC INSURANCE GROUP, INC.	396,760	611,069
25,041	ESSA BANCORP, INC.	340,651	346,317
10,288	EVANS BANCORP, INC.	228,397	283,537
106,934	FARMERS NATIONAL BANC CORP.	876,022	1,152,749
9,949	FINANCIAL INSTITUTIONS, INC.	200,753	269,717
11,144	FIRST BANCORP	176,862	220,540
11,207	FIRST BUSINESS FINANCIAL SERVICES, INC.	249,626	263,365
9,343	FIRST FINANCIAL CORP.	305,163	380,073
13,360	FIRST MID-ILLINOIS BANCSHARES, INC.	333,213	364,194
2,076	FLUSHING FINANCIAL CORP.	32,111	49,243
49,120	GREAT WESTERN BANCORP, INC.	1,195,720	1,636,678
61,457	GUARANTY BANCORP	1,000,974	1,097,008
87,606	HANMI FINANCIAL CORP.	2,079,407	2,307,542
43,093	HERITAGE COMMERCE CORP.	413,996	471,437
29,176	HERITAGE FINANCIAL CORP.	397,537	523,709
11,516	HERITAGE OAKS BANCORP	93,048	94,431
70,100	HILLTOP HOLDINGS, INC.(b)	1,352,287	1,574,446
3,314	HORACE MANN EDUCATORS CORP.	105,083	121,458
4,130	HORIZON BANCORP	115,656	121,339
13,000	IBERIABANK CORP.	599,070	872,560
94,800	KEARNY FINANCIAL CORP.	1,130,182	1,290,228
41,195	LADDER CAPITAL CORP.	543,539	545,422
67,113	LCNB CORP.	1,093,858	1,222,799
55,376	LEGACYTEXAS FINANCIAL GROUP, INC.	1,650,343	1,751,543
8,469	MIDLAND STATES BANCORP, INC.	191,297	214,605
6,163	MIDWESTONE FINANCIAL GROUP, INC.	176,683	187,170
56,250	NATIONAL BANK HOLDINGS CORP., CLASS A	1,111,566	1,314,563
42,692	NATIONAL INTERSTATE CORP.	1,375,670	1,388,771
96,979	NEW MOUNTAIN FINANCE CORP.	1,427,329	1,334,431
26,978	NEWCASTLE INVESTMENT CORP.	107,832	122,210
18,103	OCEANFIRST FINANCIAL CORP.	292,550	348,664
11,192	OLD LINE BANCSHARES, INC.	198,682	220,818
25,503	OPUS BANK	931,454	902,041
48,174	PACIFIC CONTINENTAL CORP.	597,883	810,287

17	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund (unaudited)
September 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Financials (Cont’d):
29,286	PACWEST BANCORP	$728,558	1,256,662
14,595	PARK STERLING CORP.	103,410	118,511
37,378	PATRIOT NATIONAL, INC.(b)	327,184	336,776
3,471	PEOPLES BANCORP, INC.	71,170	85,352
14,634	PEOPLE’S UTAH BANCORP	252,936	297,802
51,800	PROVIDENT FINANCIAL SERVICES, INC.	921,469	1,099,714
3,560	SHORE BANCSHARES, INC.	39,184	41,937
29,297	SI FINANCIAL GROUP, INC.	292,666	386,720
15,917	SIERRA BANCORP	290,355	298,603
26,693	SOUTHERN MISSOURI BANCORP, INC.	645,821	664,656
14,465	STATE BANK FINANCIAL CORP.	234,365	330,091
19,511	STONEGATE BANK	551,146	658,496
31,700	SYNOVUS FINANCIAL CORP.	811,924	1,031,201
29,843	TRICO BANCSHARES	779,229	798,897
27,500	UMB FINANCIAL CORP.	1,343,398	1,634,875
34,973	UNITED FINANCIAL BANCORP, INC.	459,974	484,026
49,189	UNIVEST CORP. OF PENNSYLVANIA	946,461	1,149,055
30,606	VALIDUS HOLDINGS LTD.(c)	1,444,640	1,524,791
72,989	WALKER & DUNLOP, INC.(b)	1,418,027	1,843,702
5,348	WASHINGTONFIRST BANKSHARES, INC.	106,960	131,614
5,947	WEST BANCORPORATION, INC.	113,846	116,561
36,013	WESTERN ALLIANCE BANCORP(b)	1,341,487	1,351,928
73,105	WESTERN ASSET MORTGAGE CAPITAL CORP.	747,159	761,754
17,967	ZAIS FINANCIAL CORP.	251,120	259,264
		51,492,905	58,864,042	18.50%
Health Care:
28,993	ACETO CORP.	561,125	550,577
55,890	ADEPTUS HEALTH, INC., CLASS A(b)	2,742,501	2,406,065
51,401	AIR METHODS CORP.(b)	2,107,599	1,618,617
55,754	ALERE, INC.(b)	2,132,584	2,410,803
266	ALLIANCE HEALTHCARE SERVICES, INC.(b)	1,737	1,825
7,266	ALMOST FAMILY, INC.(b)	288,130	267,171
5,408	AMAG PHARMACEUTICALS, INC.(b)	133,862	132,550
64,411	AMN HEALTHCARE SERVICES, INC.(b)	1,820,840	2,052,779
10,556	AMSURG CORP.(b)	746,870	707,780
29,527	CAMBREX CORP.(b)	1,349,705	1,312,770
10,106	CROSS COUNTRY HEALTHCARE, INC.(b)	123,618	119,049
4,861	DIGIRAD CORP.	24,386	24,791
39,246	EMERGENT BIOSOLUTIONS, INC.(b)	1,005,389	1,237,426
64,800	ENSIGN GROUP (THE), INC.	1,307,171	1,304,424
75,902	HARVARD BIOSCIENCE, INC.(b)	204,177	206,453
30,031	HEALTHSOUTH CORP.	916,807	1,218,358
108,911	HMS HOLDINGS CORP.(b)	1,694,912	2,414,557
52,609	HORIZON PHARMA PLC(b)	898,540	953,801
42,842	ICON PLC(b)(c)	2,376,564	3,314,686
11,960	INFUSYSTEMS HOLDINGS, INC.(b)	32,539	32,890
4,155	IRADIMED CORP.(b)	72,149	70,593
24,963	LIFEPOINT HEALTH, INC.(b)	1,694,278	1,478,558
23,071	MAGELLAN HEALTH, INC.(b)	1,503,674	1,239,605
49,242	OMNICELL, INC.(b)	1,679,382	1,885,969
17,107	PHARMERICA CORP.(b)	383,199	480,193
101,777	PREMIER, INC., CLASS A(b)	3,347,794	3,291,468
4,411	PROVIDENCE SERVICE (THE) CORP.(b)	207,277	214,507
9,288	PSYCHEMEDICS CORP.	104,161	184,274
47,639	STREAMLINE HEALTH SOLUTIONS, INC.(b)	65,051	87,656
16,043	WEST PHARMACEUTICAL SERVICES, INC.	374,240	1,195,204
34,846	WRIGHT MEDICAL GROUP N.V.(b)(c)	886,587	854,772
		30,786,848	33,270,171	10.45%
Industrials:
14,400	A.O. SMITH CORP.	279,692	1,422,576
31,700	ABM INDUSTRIES, INC.	919,303	1,258,490
62,998	AEROJET ROCKETDYNE HOLDINGS, INC.(b)	1,000,926	1,107,505
7,814	AEROVIRONMENT, INC.(b)	182,382	190,740
55,300	AIR LEASE CORP.	1,432,594	1,580,474
16,066	AIR TRANSPORT SERVICES GROUP, INC.(b)	215,646	230,547
19,574	ALBANY INTERNATIONAL CORP., CLASS A	743,849	829,546

18	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Small Companies Fund (unaudited)
September 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Industrials (Cont’d):
7,715	ALLEGIANT TRAVEL CO.	$976,810	1,018,920
15,612	ALLIED MOTION TECHNOLOGIES, INC.	328,582	295,223
34,992	ASTRONICS CORP.(b)	1,417,565	1,576,390
45,627	ATLAS AIR WORLDWIDE HOLDINGS, INC.(b)	1,703,241	1,953,748
109,575	BABCOCK & WILCOX ENTERPRISES, INC.(b)	2,130,735	1,807,988
18,874	BLUE BIRD CORP.(b)	265,414	275,749
64,209	CASELLA WASTE SYSTEMS, INC., CLASS A(b)	371,428	661,353
9,860	COLUMBUS MCKINNON CORP.	169,790	175,902
16,656	CURTISS-WRIGHT CORP.	1,148,539	1,517,528
92,088	ECHO GLOBAL LOGISTICS, INC.(b)	2,231,109	2,123,549
7,166	ENCORE WIRE CORP.	258,476	263,494
28,382	ENNIS, INC.	492,025	478,237
51,707	ESCO TECHNOLOGIES, INC.	1,939,534	2,400,239
70,314	GENERAC HOLDINGS, INC.(b)	2,492,043	2,552,398
14,985	GENERAL CABLE CORP.	195,318	224,475
57,987	HARSCO CORP.	414,687	575,811
7,200	HERC HOLDINGS, INC.(b)	239,540	242,640
27,229	HURON CONSULTING GROUP, INC.(b)	1,518,352	1,627,205
75,843	INTERFACE, INC.	1,255,041	1,265,820
35,600	ITT, INC.	887,013	1,275,904
42,336	JASON INDUSTRIES, INC.(b)	241,301	93,986
18,300	JOHN BEAN TECHNOLOGIES CORP.	236,381	1,291,065
3,113	KADANT, INC.	121,449	162,218
113,077	LSI INDUSTRIES, INC.	1,065,902	1,269,855
153,370	MANITOWOC (THE) CO., INC.	685,089	734,642
19,240	MULTI-COLOR CORP.	1,247,908	1,269,840
43,870	NCI BUILDING SYSTEMS, INC.(b)	622,674	640,063
12,236	NORDSON CORP.	1,106,992	1,219,073
83,678	ON ASSIGNMENT, INC.(b)	2,590,289	3,036,675
185,166	PGT, INC.(b)	2,271,109	1,975,721
5,471	PIONEER POWER SOLUTIONS, INC.(b)	28,022	32,662
38,085	QUANEX BUILDING PRODUCTS CORP.	703,991	657,347
37,400	RITCHIE BROS. AUCTIONEERS, INC.(c)	823,002	1,311,618
43,777	SPARTON CORP.(b)	977,021	1,149,584
11,973	TELEDYNE TECHNOLOGIES, INC.(b)	414,674	1,292,246
21,418	TITAN MACHINERY, INC.(b)	231,066	222,747
29,817	TRIMAS CORP.(b)	567,993	554,894
45,462	VIAD CORP.	1,326,541	1,676,184
47,482	WOODWARD, INC.	1,871,091	2,966,675
		42,342,129	50,489,546	15.86%
Information Technology:
5,039	ANGIE’S LIST, INC.(b)	40,282	49,937
13,778	ASURE SOFTWARE, INC.(b)	81,915	88,179
12,180	AUTOBYTEL, INC.(b)	178,785	216,804
11,615	BANKRATE, INC.(b)	94,687	98,495
31,599	BELDEN, INC.	1,882,003	2,180,015
13,544	BENCHMARK ELECTRONICS, INC.(b)	278,868	337,923
113,301	CALLIDUS SOFTWARE, INC.(b)	1,276,838	2,079,073
33,649	COGNEX CORP.	752,309	1,778,686
57,709	COMTECH TELECOMMUNICATIONS CORP.	775,796	739,252
39,100	DIEBOLD, INC.	1,135,846	969,289
32,511	DSP GROUP, INC.(b)	321,400	390,457
87,742	ELECTRONICS FOR IMAGING, INC.(b)	3,675,992	4,292,339
62,473	EPIQ SYSTEMS, INC.	1,009,273	1,030,180
32,408	EURONET WORLDWIDE, INC.(b)	1,384,235	2,651,947
29,536	EXAR CORP.(b)	201,278	274,980
29,239	FLEETMATICS GROUP PLC(b)(c)	1,264,022	1,753,755
91,526	FRANKLIN WIRELESS CORP.(b)	177,626	212,340
58,059	FREQUENCY ELECTRONICS, INC.(b)	579,414	610,200
205,626	INTERNAP CORP.(b)	901,041	339,283
23,866	INTEST CORP.(b)	85,458	95,464
33,627	IPG PHOTONICS CORP.(b)	1,931,026	2,769,183
13,433	ITERIS, INC.(b)	24,448	48,896
26,420	ITRON, INC.(b)	1,314,245	1,473,179
91,124	JABIL CIRCUIT, INC.	1,604,608	1,988,326
2,374	KIMBALL ELECTRONICS, INC.(b)	24,926	32,904
52,200	KNOWLES CORP.(b)	1,055,596	733,410
57,956	LATTICE SEMICONDUCTOR CORP.(b)	350,967	376,134

19	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
September 30, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Information Technology (Cont’d):
81,294	LIONBRIDGE TECHNOLOGIES, INC.(b)	$358,508	406,470
49,194	MACOM TECHNOLOGY SOLUTIONS HOLDINGS, INC.(b)	1,717,610	2,082,874
143,671	MAGNACHIP SEMICONDUCTOR CORP.(b)(c)	734,146	1,198,216
47,928	MARCHEX, INC., CLASS B(b)	163,382	132,761
160,400	MITEL NETWORKS CORP.(b)(c)	1,265,836	1,180,544
198,378	MONSTER WORLDWIDE, INC.(b)	547,424	716,145
3,411	PERCEPTRON, INC.(b)	14,651	22,922
79,939	PERFICIENT, INC.(b)	1,306,759	1,610,771
150,504	QUANTUM CORP.(b)	111,751	110,801
4,649	RADWARE LTD.(b)(c)	55,042	63,877
48,942	ROFIN-SINAR TECHNOLOGIES, INC.(b)	1,573,931	1,574,954
21,815	ROGERS CORP.(b)	1,258,822	1,332,460
32,630	SHORETEL, INC.(b)	254,266	261,040
34,790	SUPER MICRO COMPUTER, INC.(b)	747,818	813,042
298,882	SUPPORT.COM, INC.(b)	337,640	251,061
70,883	SYNCHRONOSS TECHNOLOGIES, INC.(b)	2,594,715	2,918,962
24,725	SYNNEX CORP.	951,418	2,821,370
26,400	VERINT SYSTEMS, INC.(b)	921,972	993,432
91,625	VIRTUSA CORP.(b)	2,318,548	2,261,305
7,800	WEX, INC.(b)	203,342	843,102
		39,840,465	49,206,739	15.46%
Materials:
82,230	BERRY PLASTICS GROUP, INC.(b)	2,288,629	3,605,785
16,312	CALGON CARBON CORP.	225,548	247,453
58,551	CHEMTURA CORP.(b)	1,617,866	1,921,058
57,800	COMMERCIAL METALS CO.	952,473	935,782
14,975	FERRO CORP.(b)	191,611	206,805
49,518	HANDY & HARMAN LTD.(b)	916,787	1,041,859
28,624	INGEVITY CORP.(b)	1,318,750	1,319,566
13,946	INNOPHOS HOLDINGS, INC.	450,789	544,312
13,700	KAISER ALUMINUM CORP.	1,071,135	1,184,913
33,500	KAPSTONE PAPER AND PACKAGING CORP.	910,424	633,820
35,950	KOPPERS HOLDINGS, INC.(b)	704,580	1,156,871
87,609	OLIN CORP.	1,808,431	1,797,737
158,548	RENTECH, INC.(b)	1,086,287	462,960
18,000	SENSIENT TECHNOLOGIES CORP.	1,019,457	1,364,400
3,389	UFP TECHNOLOGIES, INC.(b)	71,540	89,809
52,568	US CONCRETE, INC.(b)	2,856,622	2,421,545
		17,490,929	18,934,675	5.95%
Real Estate:
36,015	ALEXANDER & BALDWIN, INC.	1,410,977	1,383,696
80,092	CARETRUST REIT, INC.	1,026,349	1,183,760
95,796	CBL & ASSOCIATES PROPERTIES, INC.	1,034,868	1,162,963
70,730	CORPORATE OFFICE PROPERTIES TRUST	2,102,018	2,005,196
27,142	EDUCATION REALTY TRUST, INC.	1,228,543	1,170,906
73,153	FORESTAR GROUP, INC.(b)	1,001,947	856,622
25,400	GAMING AND LEISURE PROPERTIES, INC.	880,462	849,630
123,580	GRAMERCY PROPERTY TRUST	876,568	1,191,311
19,768	JERNIGAN CAPITAL, INC.	227,796	378,953
79,300	KENNEDY-WILSON HOLDINGS, INC.	1,606,761	1,788,215
81,808	KITE REALTY GROUP TRUST	2,046,322	2,267,718
56,483	MARCUS & MILLICHAP, INC.(b)	1,614,877	1,477,030
162,232	MEDICAL PROPERTIES TRUST, INC.	1,844,953	2,396,167
60,300	OUTFRONT MEDIA, INC.	1,410,113	1,426,095
21,890	RYMAN HOSPITALITY PROPERTIES, INC.	591,561	1,054,222
49,700	SABRA HEALTH CARE REIT, INC.	851,859	1,251,446
96,269	STAG INDUSTRIAL, INC.	1,778,564	2,359,553
3,318	STRATUS PROPERTIES, INC.(b)	80,537	80,959
26,800	URBAN EDGE PROPERTIES	601,422	754,152
8,613	URSTADT BIDDLE PROPERTIES, INC., CLASS A	162,772	191,381
		22,379,269	25,229,975	7.93%
Telecommunication Services:
12,316	ALASKA COMMUNICATIONS SYSTEMS GROUP, INC.(b)	21,176	21,183
17,482	HAWAIIAN TELCOM HOLDCO, INC.(b)	398,207	391,422
24,069	INTELIQUENT, INC.	390,415	388,474
		809,798	801,079	0.25%

20	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
September 30, 2016

				Percent
			Fair	of
Shares	Security	Cost	value (a)	net assets
Utilities:
43,681	ALLETE, INC.	$1,973,630	2,604,261
22,900	BLACK HILLS CORP.	1,351,759	1,401,938
16,900	NORTHWESTERN CORP.	872,638	972,257
94,795	PURE CYCLE CORP.(b)	470,760	544,124
40,900	SOUTH JERSEY INDUSTRIES, INC.	1,127,569	1,208,595
25,153	SPIRE, INC.	1,273,643	1,603,252
		7,069,999	8,334,427	2.62%
	Sub-total Common Stocks:	262,440,798	303,136,001	95.25%
Short-Term Investments:
23,972,718	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.25%(e)	23,972,718	23,972,718
	Sub-total Short-Term Investments:	23,972,718	23,972,718	7.53%
	Grand total(f)	$286,413,516	327,108,719	102.78%

Notes to Schedule of Investments:

(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Non-income producing assets.

(c)	Foreign security values are stated in U.S. dollars. As of September 30, 2016, the value of foreign stocks or depositary receipts of companies based outside of the United States represented 3.52% of net assets.

(d)	Shares round to less than 1.

(e)	The short-term investment is a money market portfolio of the investment company Northern Institutional Funds. At December 31, 2015, the value of the Clearwater Small Companies Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $17,783,263 with net purchases of $6,189,455 during the nine months ended September 30, 2016.

(f)	At September 30, 2016, the cost for Federal income tax purposes was $287,523,600. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$49,207,194
Gross unrealized depreciation	(9,622,075)
Net unrealized appreciation	$39,585,119

21	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Small Companies Fund (unaudited)
September 30, 2016

Fair value is an estimate of the price the Clearwater Small Companies Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Small Companies Fund’s investments, as described below. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater Small Companies Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Small Companies Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Clearwater Small Companies Fund’s investments, which are carried at fair value, as of September 30, 2016.

	Level 1	Level 2	Level 3	Total
Common Stocks	$303,136,001	$ —	$ —	$303,136,001
Short-Term Investments	23,972,718	—	—	23,972,718

Total	$327,108,719	$ —	$ —	$327,108,719

For the Clearwater Small Companies Fund, 100% of the investment value is comprised of equity securities and short-term investments. See the Clearwater Small Companies Fund’s Schedule of Investments for industry classification. Investments in equity and short-term securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded.

The Clearwater Small Companies Fund records all transfers between levels based on valuations at the end of each reporting period. At September 30, 2016, there were no transfers between any of the Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on December 31, 2015.

22	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments – Clearwater Small Companies Fund (unaudited)
September 30, 2016

*   Sector is less than 0.5% of net assets.

23	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2016

						Percent
		Maturity	Coupon		Fair	of
Par/Shares	Security	date	rate	Cost	value (a)	net assets
Closed-End Funds:
227,600	BLACKROCK LNG-TM MUN ADV			$2,360,733	2,876,864
12,000	BLACKROCK MUNIHOLDINGS II			174,062	199,680
148,800	BLACKROCK MUNIHOLDINGS INVESTMENT QUALITY FUND			1,705,296	2,377,824
57,300	BLACKROCK MUNIHOLDINGS QUALITY FUND II INC			729,193	846,321
35,700	BLACKROCK MUNIHOLDINGS QUALITY FUND INC			474,032	518,364
8,302	BLACKROCK MUNIYIELD FUND INC			122,288	131,836
55,111	BLACKROCK MUNIYIELD INVESTMENT QUALITY FUND			701,111	842,647
142,461	BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND INC			1,846,525	2,154,010
51,700	BLACKROCK MUNIYIELD PENNS			729,423	827,717
101,896	BLACKROCK MUNIYIELD QUAL			1,307,244	1,444,885
118,472	BLACKROCK MUNIYIELD QUALITY FUND III INC			1,572,465	1,803,144
100,027	DEUTSCHE MUNICIPAL INCOME			1,057,324	1,409,380
33,000	DREYFUS STRAT MUN COM USD			301,450	308,550
43,668	DREYFUS STRATEGIC MUNI BD			359,770	386,898
18,592	EATON VANCE CALI MUN BOND			206,025	242,068
178,050	INVESCO ADV MUN INC TR II			1,985,371	2,188,235
113,205	INVESCO MUNICIPAL OPP TR			1,410,252	1,613,171
30,000	INVESCO MUNICIPAL TRUST			412,242	413,700
66,122	INVESCO QUALITY MUNI INC			750,670	912,484
30,000	INVESCO TST. FOR INV. GRA			398,796	423,000
50,248	MANAGED DURATION INVESTME			635,196	721,561
245,475	NUVEEN AMT-FREE QUALITY MUNICIPAL INCOME FUND			3,273,528	3,583,928
15,963	NUVEEN MI QUALITY INCOME			214,604	235,295
52,779	NUVEEN PENN INV QUAL MUNI			723,142	786,935
29,741	NUVEEN QUALITY MUNICIPAL INCOME FUND			409,657	448,197
28,000	PUTNAM MUNICIPAL OPPORTUNITIES TRUST			371,050	373,520
19,613	WESTERN ASSET MUNICIPAL P			246,036	331,068
	Sub-total Closed-End Funds			24,477,485	28,401,282	5.65%
Municipal Bonds:
2,350,000	ACALANES CA UNION HIGH SCH DIST(b)	8/1/2039	1.01	1,185,695	2,242,676
700,000	AGUA CALIENTE CA BAND OF CAHUILLA INDIANS REVENUE(c)	7/1/2018	6.00	685,596	700,406
650,000	ALABAMA ST HSG FIN AUTH SF MTGE REVENUE	10/1/2028	5.25	650,000	675,616
1,000,000	ALACHUA CNTY FL HLTH FACS AUTH CCRC	10/1/2032	8.00	1,133,837	1,252,400
750,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2037	4.13	736,971	779,182
500,000	ALASKA ST HSG FIN CORP MTGE REVENUE	12/1/2040	4.63	495,000	530,180
350,000	ALASKA ST INDL DEV & EXPORT AUTH CMNTY PROVIDER REVENUE(d)	12/1/2010	5.40	350,000	47,250
725,000	ALLEGHENY CNTY PA INDL DEV AUTH CHRT SCH REVENUE	8/15/2026	5.90	725,000	787,676
1,000,000	ALVORD CA UNIF SCH DIST	8/1/2036	5.25	1,022,975	1,191,170
1,000,000	ALVORD CA UNIF SCH DIST(b)	8/1/2046	0.95	395,932	1,003,690
1,000,000	AMERICAN SAMOA AS ECON DEV AUTH GEN REVENUE	9/1/2029	6.25	1,000,000	1,035,510
767,398	ARIZONA ST HLTH FACS AUTH	7/1/2027	5.25	749,387	792,231
895,000	ARIZONA ST HLTH FACS AUTH HLTH CARE FACS REVENUE	10/1/2022	5.10	882,944	895,976
1,990,000	ARLINGTON TX HGR EDU FIN CORP EDU REVENUE	8/15/2028	7.00	1,957,993	2,218,094
500,000	ARLINGTON TX HGR EDU FIN CORPEDU REVENUE	6/15/2036	5.00	513,127	510,895
500,000	ASTURIA FL CMNTY DEV DIST SPL ASSMNT	5/1/2034	5.75	500,000	515,020
100,000	ASTURIA FL CMNTY DEV DIST SPL ASSMNT	5/1/2045	5.75	99,023	102,512
500,000	ATHENS-CLARKE CNTY GA UNIF GOVT DEV AUTH REVENUE	6/15/2039	5.00	518,424	575,740
500,000	ATLANTA GA ARPT REVENUE	1/1/2030	6.00	510,301	603,825
500,000	ATLANTA GA DEV AUTH	7/1/2035	4.00	491,875	537,025
1,500,000	BAY CNTY FL EDUCTNL FACS REVENUE	9/1/2030	5.25	1,395,186	1,571,220

24	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2016

						Percent
		Maturity	Coupon		Fair	of
Par/Shares	Security	date	rate	Cost	value (a)	net assets
Municipal Bonds (Cont’d):
1,000,000	BELLALAGO FL EDUCTNL FACS BENEFIT DIST CAPITAL IMPT REVENUE	5/1/2030	4.38	$984,369	1,092,650
1,195,000	BELLWOOD IL	12/1/2027	5.88	1,185,834	1,420,377
955,000	BEXAR CNTY TX HSG FIN CORP	2/1/2035	3.75	955,000	1,010,858
2,000,000	BEXAR CNTY TX REVENUE	8/15/2039	5.00	2,111,202	2,277,420
500,000	BLACKBURN CREEK CMNTY DEV DISTFL CAP IMPT REVENUE	5/1/2035	6.25	500,000	520,395
750,000	BLACKBURN CREEK CMNTY DEV DISTFL CAP IMPT REVENUE	5/1/2045	6.25	750,000	781,800
750,000	BOWLING GREEN OH STUDENT HSG REVENUE	6/1/2031	5.75	723,432	818,670
1,150,000	BURBANK IL EDUCTNL FACS REVENUE(c)	9/1/2035	6.00	1,150,000	1,213,262
1,000,000	BUREAU CNTY TWP IL HIGH SCH DIST #502	10/1/2043	6.63	1,056,732	1,302,780
390,000	BUTLER CNTY PA GEN AUTH REVENUE	10/1/2034	1.13	390,000	315,362
124,028	CALIFORNIA ST CMNTY HSG FIN AGY LEASE REVENUE(d)	8/1/2012	4.65	124,028	112
351,527	CALIFORNIA ST CMNTY HSG FIN AGY LEASE REVENUE(d)	11/1/2012	4.85	347,373	35
500,000	CALIFORNIA ST HLTH FACS FING AUTH REVENUE	8/15/2033	5.50	505,713	589,865
1,000,000	CALIFORNIA ST HSG FIN AGY REVENUE	8/1/2033	5.45	931,980	1,041,850
500,000	CALIFORNIA ST INFRASTRUCTURE & ECON DEV BANK ST SCH FUND APP	8/15/2029	5.75	502,256	576,345
600,000	CALIFORNIA ST MUNI FIN AUTH REVENUE(c)	11/1/2036	4.00	602,453	601,962
1,500,000	CALIFORNIA ST SCH FACS FING AUTH REVENUE(b)	8/1/2029	6.00	1,162,817	2,020,695
600,000	CALIFORNIA ST STWD CMNTYS DEV AUTH REVENUE	11/1/2021	6.50	600,000	681,978
1,400,000	CALIFORNIA ST STWD CMNTYS DEVAUTH STUDENT HSG REVENUE	1/15/2036	5.60	1,400,000	1,575,588
750,000	CAPITAL TRUST AGY FL REVENUE	4/1/2035	7.00	750,000	802,988
1,750,000	CAPITAL TRUST AGY FL REVENUE(c)	12/1/2035	6.75	1,748,467	1,828,418
1,000,000	CARLSBAD CA UNIF SCH DIST(b)	8/1/2031	1.14	637,685	1,151,920
1,000,000	CARMEL IN REVENUE	11/15/2022	6.00	987,362	1,116,620
1,000,000	CARMEL IN REVENUE	11/15/2027	7.00	1,018,526	1,142,810
500,000	CEDAR FALLS IA CMNTY SCH DIST SCH INFRASTRUCTURE SALES SVCS	6/1/2027	5.38	498,650	552,605
1,000,000	CENTRL BRADFORD PROGRESS AUTH PA	12/1/2031	5.50	1,022,470	1,176,430
595,000	CHANDLER PARK ACADEMY MI PUBLIC SCH ACADEMY REVENUE	11/1/2022	5.00	497,600	595,768
80,000	CHICAGO IL BRD OF EDU	12/1/2017	5.00	80,000	80,963
1,000,000	CHICAGO IL MIDWAY ARPT REVENUE	1/1/2035	5.25	1,002,079	1,155,730
320,000	CLIFTON TX HGR EDU FIN CORP EDU REVENUE	2/15/2018	7.75	318,947	328,653
1,500,000	CLOVIS CA UNIF SCH DIST(e)	8/1/2030	0.00	651,486	867,510
750,000	COLLIER CNTY FL INDL DEV AUTH	10/1/2039	6.25	736,527	890,513
1,000,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV(c)	5/15/2020	6.50	1,000,000	1,001,920
650,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV(c)	5/15/2022	5.25	650,000	650,422

25	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2016

						Percent
		Maturity	Coupon		Fair	of
Par/Shares	Security	date	rate	Cost	value (a)	net assets
Municipal Bonds (Cont’d):
750,000	COLLIER CNTY FLA INDL DEV AUTH CONTINUING CARE CMNTY REV(c)	5/15/2026	7.25	$750,000	883,680
1,500,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH INDEP SCH REVENUE	5/1/2030	6.00	1,465,872	1,642,785
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	6/1/2033	5.50	976,613	1,067,020
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE	7/1/2034	5.60	994,366	1,091,580
1,000,000	COLORADO ST EDUCTNL & CULTURAL FACS AUTH REVENUE(c)	9/1/2046	5.00	1,013,013	1,013,590
1,000,000	COLORADO ST HLTH FACS AUTH REVENUE	8/1/2033	7.63	988,255	1,183,380
500,000	COLORADO ST HLTH FACS AUTH REVENUE(c)	12/1/2035	5.75	492,018	533,715
115,000	COLORADO ST HSG & FIN AUTH	10/1/2029	5.40	115,000	117,437
170,000	COLORADO ST HSG FIN AUTH SF MTGE REVENUE	11/1/2034	5.00	170,000	173,252
1,000,000	COLTON CA JT UNIF SCH DIST(b)	8/1/2035	0.93	624,420	974,110
1,500,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2035	3.75	1,500,000	1,560,060
515,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	5/15/2038	3.95	515,000	543,794
1,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2040	3.75	1,000,000	1,039,670
5,000,000	CONNECTICUT ST HSG FIN AUTH HSG MTGE FIN PROGRAM	11/15/2047	3.65	5,000,000	5,104,000
500,000	COPPERLEAF CO MET DIST #2	12/1/2030	5.25	500,000	532,180
500,000	COPPERLEAF CO MET DIST #2	12/1/2045	5.75	500,000	533,510
1,105,000	CORONA-NORCO CA UNIF SCH DIST(b)	8/1/2039	0.67	746,002	1,500,789
637,000	CORTLAND IL SPL TAX REVENUE(d)	3/1/2017	5.50	633,881	127,164
500,000	COVENTRY OH LOCAL SCH DIST	11/1/2037	5.25	505,540	553,185
330,000	CROW FIN AUTH MT TRIBAL PURPOSE REVENUE	10/1/2017	5.65	327,861	331,244
750,000	CRYSTAL CO CROSSING MET DIST	12/1/2040	5.25	750,000	767,482
474,200	CUYAHOGA CNTY OH HSG MTGE REVENUE	3/20/2042	5.70	484,003	494,221
1,000,000	DALLAS-FORT WORTH TX INTERNATIONAL ARPT REVENUE	11/1/2037	5.25	1,009,411	1,205,650
2,000,000	DAMON RUN IN CONSERVANCY DIST	7/1/2025	6.10	2,017,537	2,215,380
1,000,000	DAMON RUN IN CONSERVANCY DIST	1/1/2027	6.38	1,006,848	1,111,730
1,000,000	DAVIE FL EDUCTNL FACS REVENUE	4/1/2042	6.00	1,023,659	1,202,870
500,000	DAVIESS CNTY IN HOSP ASSN LEASE RENTAL REVENUE	1/15/2029	5.25	491,093	549,525
1,000,000	DAYTON-MONTGOMERY CNTY OH PORT AUTH PROJ REVENUE	1/15/2040	7.00	1,000,000	1,031,200
500,000	DECATUR IL	3/1/2034	5.00	515,598	571,780
1,000,000	DEKALB/KANE/LA SALLE CNTYS IL CMNTY CLG DIST #523(e)	2/1/2029	0.00	525,703	547,200
1,000,000	DEL MAR CA RACE TRACK AUTH	10/1/2035	5.00	1,054,441	1,125,540
275,000	DELAWARE ST HSG AUTH REVENUE	7/1/2031	5.20	275,000	290,738

26	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2016

						Percent
		Maturity	Coupon		Fair	of
Par/Shares	Security	date	rate	Cost	value (a)	net assets
Municipal Bonds (Cont’d):
500,000	DINUBA CA FING AUTH LEASE REVENUE	9/1/2038	5.38	$495,217	520,690
500,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	7/1/2033	5.45	500,000	555,970
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2040	4.90	1,000,000	1,065,630
1,000,000	DIST OF COLUMBIA HSG FIN AGY MF HSG REVENUE	6/1/2041	5.00	1,000,000	1,142,730
1,000,000	DOUGLAS CNTY CO MF REVENUE	10/1/2029	4.50	1,000,000	1,076,550
3,000,000	DUBLIN CA UNIF SCH DIST(e)	8/1/2034	0.00	978,812	1,120,290
1,000,000	EAST CHICAGO IN SAN DIST REVENUE	7/15/2035	4.00	993,270	1,073,840
1,500,000	EAST MORGAN CNTY CO HOSP DIST COPS	12/1/2038	5.88	1,500,000	1,541,445
2,045,000	EDEN TWP CA HOSP DIST COPS	6/1/2030	6.00	2,026,106	2,330,625
750,000	EL PASO DE ROBLES CA REDEV AGY TAX ALLOCATION REVENUE	7/1/2033	6.38	742,727	854,888
1,000,000	EL PASO TX DOWNTOWN DEV CORP SPL REVENUE	8/15/2038	7.25	1,072,426	1,270,040
1,000,000	ENCINITAS CA UNION SCH DIST(b)	8/1/2035	1.08	560,572	1,117,030
1,155,000	ENTERPRISE CA ELEM SCH DIST(b)	8/1/2035	0.97	701,360	1,214,009
1,000,000	ERIE CNTY PA HOSP AUTH	7/1/2027	7.00	1,000,000	1,065,800
600,000	ESCONDIDO CA SPL TAX	9/1/2036	5.00	650,212	712,914
500,000	FAIRFAX CNTY VA REDEV & HSG AUTH MF REVENUE	8/1/2039	5.60	500,000	520,775
238,000	FARMS NEW KENT VA CMNTY DEV AUTH SPL ASSMNT(d)	3/1/2036	5.13	238,000	59,476
1,000,000	FAYETTE CNTY KY SCH DIST FIN CORP	8/1/2033	4.00	990,000	1,080,310
1,000,000	FESTIVAL RANCH AZ CMNTY FACS DIST	7/15/2024	6.25	1,006,316	1,100,510
315,000	FIDDLERS CREEK FL CDD #2 SPL ASSMNT REVENUE(d)	5/1/2013	5.75	314,118	233,100
875,000	FISHHAWK CCD IV FL SPL ASSMNT REVENUE	5/1/2033	7.00	875,000	963,366
1,000,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE	6/15/2034	6.00	990,251	1,050,180
1,000,000	FLORIDA ST DEV FIN CORP EDUCTNL FACS REVENUE(c)	6/15/2035	6.00	1,001,285	1,055,370
295,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2026	5.00	295,507	319,692
885,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2034	5.30	885,089	920,081
1,000,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2035	3.75	1,000,000	1,076,420
920,000	FLORIDA ST HSG FIN CORP REVENUE	7/1/2039	4.20	920,000	972,983
1,250,000	FORT SILL APACHE TRIBE OK ECONDEV AUTH GAMING ENTERPRISE REV(c)	8/25/2026	8.50	1,250,000	1,497,300
1,000,000	FRANKLIN CNTY KS UNIF SCH DIST #290	9/1/2039	4.75	1,051,133	1,146,150
1,040,000	FULTON CNTY GA DEV AUTH	11/1/2028	5.25	907,149	1,040,083
1,000,000	FYI PROPERTIES WA LEASE REVENUE	6/1/2034	5.50	983,290	1,109,570
500,000	GAINESVILLE & HALL CNTY GA DEV AUTH RETMNT CMNTY REVENUE	11/15/2029	6.38	506,663	582,560
1,586,920	GALVESTON CNTY TEX MUN UTIL DIST NO 52	2/22/2017	5.37	1,396,335	1,189,730
3,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	3.80	3,500,000	3,612,630

27	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

September 30, 2016

						Percent
		Maturity	Coupon		Fair	of
Par/Shares	Security	date	rate	Cost	value (a)	net assets
Municipal Bonds (Cont’d):
2,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2037	4.00	$2,000,000	2,083,360
4,500,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2040	3.80	4,500,000	4,681,810
1,000,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2041	3.85	1,005,905	1,038,370
1,950,000	GEORGIA ST HSG & FIN AUTH REVENUE	12/1/2043	3.90	1,947,213	2,003,781
550,000	GLENDALE AZ INDL DEV AUTH	11/15/2046	5.25	560,773	558,602
1,500,000	GRAND PARKWAY TRANSPRTN CORP TX SYS TOLL REVENUE(b)	10/1/2035	0.96	934,840	1,406,535
1,115,000	HAMILTON CNTY OH HLTH CARE REVENUE	1/1/2031	6.13	1,089,120	1,308,742
1,250,000	HARRIS CNTY TX CULTURAL EDU FACS FIN CORP REVENUE	8/15/2021	6.75	1,250,000	1,364,075
1,500,000	HARTNELL CA CMNTY CLG DIST(b)	8/1/2034	1.18	794,808	1,502,295
3,500,000	HEALDSBURG CA UNIF SCH DIST(b)	8/1/2037	0.72	2,410,775	2,965,025
1,000,000	HELENDALE CA SCH DIST(b)	8/1/2034	0.91	649,159	1,158,150
750,000	HEMPSTEAD TOWN NY LOCAL DEV CORP REVENUE	9/1/2038	5.00	755,627	861,765
2,000,000	HENDERSON NV HLTHCARE FAC REVENUE	7/1/2031	5.25	2,000,000	2,051,000
840,000	HERITAGE HARBOUR FL N CDD SPLASSMNT	5/1/2034	5.00	840,000	913,550
1,000,000	HIDALGO CNTY TX REGL MOBILITY AUTH VEHICLE REGISTRATION FEE	12/1/2038	5.25	1,027,610	1,181,600
500,000	HIGHLANDS CNTY FL HLTH FACS AUTH	11/15/2032	5.13	500,039	502,725
43,000	HOUMA-TERREBONNE LA PUBLIC TRUST FING AUTH SF MTGE	12/1/2040	5.15	44,340	43,044
1,500,000	HOUSTON TX HGR EDU FIN CORP	9/1/2038	5.50	1,537,919	1,738,980
300,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2021	6.00	300,000	300,477
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2024	7.00	750,000	843,465
750,000	IDAHO ST HLTH FACS AUTH REVENUE	10/1/2029	7.38	742,192	828,060
500,000	ILLINOIS ST	7/1/2033	5.50	498,790	565,750
1,500,000	ILLINOIS ST	3/1/2034	5.00	1,500,000	1,528,575
250,000	ILLINOIS ST COPS	7/1/2017	5.80	250,000	250,602
1,000,000	ILLINOIS ST EDUCTNL FACS AUTH	11/1/2036	4.50	1,000,000	1,054,010
500,000	ILLINOIS ST FIN AUTH EDU REVENUE	9/1/2032	6.00	500,000	581,215
675,000	ILLINOIS ST FIN AUTH EDUCTNL FAC REVENUE	2/1/2034	6.00	682,919	729,736
610,000	ILLINOIS ST FIN AUTH REVENUE	8/15/2026	6.00	610,000	611,043
500,000	ILLINOIS ST FIN AUTH REVENUE	3/15/2027	5.00	501,754	508,680
435,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2029	5.25	436,339	465,346
1,045,000	ILLINOIS ST FIN AUTH REVENUE	5/15/2030	5.50	1,062,633	1,136,364
750,000	ILLINOIS ST FIN AUTH REVENUE	11/15/2036	5.25	750,495	753,105
570,000	ILLINOIS ST FIN AUTH REVENUE	2/1/2037	5.25	570,161	577,028
750,000	ILLINOIS ST FIN AUTH REVENUE	12/1/2037	5.00	773,321	816,668
500,000	ILLINOIS ST FIN AUTH REVENUE	3/1/2038	6.00	486,476	560,765
1,000,000	ILLINOIS ST HSG DEV AUTH	7/1/2034	4.95	1,000,000	1,095,300
500,000	ILLINOIS ST HSG DEV AUTH	7/1/2047	4.50	465,720	501,310
1,500,000	ILLINOIS ST SPORTS FACS AUTH	6/15/2031	5.25	1,611,871	1,735,125
1,000,000	IMPERIAL CA CMNTY CLG DIST	8/1/2040	6.75	1,000,000	1,339,260
500,000	INDIANA ST BOND BANK REVENUE	2/1/2029	5.50	492,506	548,625

28	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2016

						Percent
		Maturity	Coupon		Fair	of
Par/Shares	Security	date	rate	Cost	value (a)	net assets
Municipal Bonds (Cont’d):
3,000,000	INDIANA ST FIN AUTH REVENUE	9/15/2030	6.50	$3,050,528	3,547,170
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2031	5.50	493,413	562,495
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2033	6.50	987,225	1,165,060
1,000,000	INDIANA ST FIN AUTH REVENUE	3/1/2041	5.00	1,048,241	1,108,830
500,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	5.88	541,490	585,285
1,000,000	INDIANA ST FIN AUTH REVENUE	11/15/2041	6.00	987,116	1,179,180
1,500,000	INDIANA ST HSG & CMNTY DEV AUTH MF HSG REVENUE	1/1/2036	5.75	1,500,000	1,530,450
5,798,733	INTERMEDIATE SCH DIST #287 MN LEASE REVENUE	11/1/2032	5.30	5,590,590	5,821,348
245,000	JEFFERSON PARISH LA FIN AUTH	6/1/2038	5.00	254,828	253,053
90,000	JEFFERSON PARISH LA FIN AUTH	12/1/2048	5.70	94,470	94,783
790,000	KANSAS CITY MO INDL DEV AUTH	9/1/2023	5.45	790,000	844,249
1,000,000	KANSAS CITY MO INDL DEV AUTH	11/20/2039	5.10	1,000,000	1,099,430
1,500,000	KANSAS CITY MO INDL DEV AUTH SENIOR LIVING FACS REVENUE(c)	11/15/2036	5.75	1,500,000	1,546,155
1,000,000	KENTUCKY ST HSG CORP HSG REVENUE	7/1/2028	3.75	985,955	1,069,530
750,000	KING CNTY WA HSG AUTH	5/1/2028	5.20	750,000	806,985
465,000	KIRKWOOD MO INDL DEV AUTH RETMNT CMNTY REVENUE	5/15/2021	8.00	465,000	521,846
187,000	LAFAYETTE LA PUBLIC TRUST FING AUTH SF MTGE	1/1/2041	5.35	191,166	190,054
500,000	LAKE CNTY IL SCH DIST #33	12/1/2040	5.00	526,258	560,455
1,800,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2030	7.40	1,784,755	2,165,148
750,000	LAKEWOOD RANCH FL STEWARDSHIP DIST SPL ASSMNT REVENUE	5/1/2033	6.70	750,000	870,338
500,000	LAKEWOOD RANCH FL STEWARDSHIPDIST SPL ASSMNT REVENUE	5/1/2025	4.25	498,916	529,115
1,000,000	LAKEWOOD RANCH FL STEWARDSHIPDIST SPL ASSMNT REVENUE	5/1/2034	5.35	1,000,000	1,066,090
1,400,000	LAKEWOOD RANCH FL STEWARDSHIPDIST SPL ASSMNT REVENUE	5/1/2036	5.00	1,400,000	1,463,952
500,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2025	5.00	500,000	514,900
500,000	LAMBERTSON FARMS CO MET DIST #1 REVENUE	12/15/2035	5.50	500,000	514,630
2,000,000	LAS VEGAS NV REDEV AGY TAX INCR REVENUE	6/15/2023	7.50	1,986,863	2,342,500
235,000	LEHIGH CNTY PA GEN PURPOSE AUTH	8/15/2042	1.57	235,000	179,380
750,000	LEWISVILLE TX COMB CONTRACT REVENUE	9/1/2024	3.00	742,163	788,798
470,000	LEXINGTON OAKS FL CDD SPL ASSMNT REVENUE	5/1/2033	5.65	470,000	507,948
750,000	LEYDEN ROCK MET DIST #10	12/1/2045	5.00	767,920	766,088
1,000,000	LITTLETON VLG MET DIST NO 2 COLO SPL REV	12/1/2045	5.38	996,311	1,029,330
180,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENU(d)	1/1/2015	6.38	180,000	70,200
550,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENU	1/1/2030	5.50	550,000	474,182
1,000,000	LOMBARD IL PUBLIC FACS CORP CONFERENCE CENTER & HOTEL REVENU(d)	1/1/2036	5.25	1,005,522	304,900

29	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2016

						Percent
		Maturity	Coupon		Fair	of
Par/Shares	Security	date	rate	Cost	value (a)	net assets
Municipal Bonds (Cont’d):
385,000	LONG LAKE RANCH CMNTY DEV DISTFLA CAP IMPT REV	5/1/2024	5.63	$385,000	403,607
35,000	LONG LAKE RANCH CMNTY DEV DISTFLA CAP IMPT REV	5/1/2044	5.75	34,287	36,652
1,000,000	LOUISIANA ST ENERGY & PWR AUTH PWR PROJ REVENUE	6/1/2038	5.25	1,016,810	1,169,940
300,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	12/1/2034	5.10	300,000	316,746
50,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	6/1/2038	5.85	50,585	50,933
225,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	12/1/2038	5.70	226,223	231,653
120,000	LOUISIANA ST HSG FIN AGY SF MTGE REVENUE	6/1/2039	5.60	123,706	127,343
500,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2025	5.25	535,498	537,470
1,000,000	LOUISIANA ST LOCAL GOVT ENVRNMNTL FACS & CMNTY DEV AUTH	11/15/2030	6.00	1,017,472	1,100,180
500,000	LOUISIANA ST PUBLIC FACS AUTH HOSP REVENUE	7/1/2035	5.00	545,048	587,815
750,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE	5/1/2031	6.50	747,139	866,880
445,000	LOUISIANA ST PUBLIC FACS AUTH REVENUE	2/15/2036	1.24	445,000	398,702
500,000	LUCAS CNTY OH HLTH CARE FACS REVENUE	8/15/2030	5.50	492,811	571,140
1,500,000	LUCAS MET HSG AUTH OH COPS	11/1/2036	5.00	1,578,207	1,652,910
1,480,000	LUZERNE CNTY PA	11/1/2026	7.00	1,521,524	1,690,959
1,000,000	MACON & MOULTRIE CNTYS IL CMNTY SCH DIST #3 MOUNT ZION	12/1/2041	5.50	1,027,336	1,189,250
1,000,000	MACON CNTY IL SCH DIST #61	1/1/2037	5.25	1,017,841	1,122,710
250,000	MAGNOLIA CREEK FL CDD CAPITAL IMPT REVENUE(d)	5/1/2014	5.60	250,000	53,750
1,000,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2035	4.00	1,000,000	1,061,220
1,000,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2040	3.55	1,000,000	1,023,500
1,500,000	MAINE ST HSG AUTH MTGE PURCHASE	11/15/2040	3.85	1,500,000	1,562,595
1,000,000	MAINE ST HSG AUTH MTGE REVENUE	11/15/2037	4.50	1,000,000	1,071,180
1,000,000	MALTA IL TAX INCR REVENUE(d)	12/30/2025	5.75	1,000,000	399,840
500,000	MANATEE CNTY FL SCH BRD COPS	7/1/2031	5.63	496,258	583,255
404,629	MANHATTAN IL SPL SVC AREA SPL TAX(d)	3/1/2022	5.75	404,629	72,736
500,000	MANSFIELD OH	12/1/2024	6.00	510,794	579,380
800,000	MAPLE-STEELE ND JT WTR RESOURCE DIST	5/1/2030	4.00	800,000	800,448
650,000	MARICOPA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2035	5.00	702,010	709,709
462,000	MARQUIS VA CMNTY DEV AUTH REVENUE(e)	9/1/2041	0.00	118,036	65,045
349,000	MARQUIS VA CMNTY DEV AUTH REVENUE	9/1/2041	5.63	376,199	281,434
750,000	MARSHALL CREEK FL CDD SPL ASSMNT	5/1/2032	5.00	768,370	790,635
750,000	MARTINEZ CA UNIF SCH DIST	8/1/2035	6.13	631,323	991,853
455,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	9/1/2030	5.13	455,000	497,984
500,000	MARYLAND ST CMNTY DEV ADMIN DEPT HSG & CMNTY DEV	7/1/2031	4.50	500,000	537,330

30	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2016

						Percent
		Maturity	Coupon		Fair	of
Par/Shares	Security	date	rate	Cost	value (a)	net assets
Municipal Bonds (Cont’d):
494,618	MASHANTUCKET WSTRN PEQUOT TRIBE CT	7/1/2031	6.05	$520,914	19,290
855,000	MASSACHUSETTS ST DEV FIN AGY REVENUE	7/1/2030	6.38	845,327	952,470
1,110,000	MASSACHUSETTS ST EDUCTNL FING AUTH	1/1/2028	5.25	1,110,000	1,205,116
715,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2033	5.00	715,000	776,054
715,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2038	5.15	715,000	773,108
1,000,000	MASSACHUSETTS ST HSG FIN AGY	12/1/2043	5.00	1,000,000	1,098,470
885,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	6/1/2040	5.05	885,000	926,533
3,100,000	MASSACHUSETTS ST HSG FIN AGY HSG REVENUE	12/1/2043	4.00	3,100,000	3,192,163
160,000	MEAD NE TAX INCR REVENUE(d)	7/1/2012	5.13	160,000	3,800
1,000,000	MEDFORD OR HOSP FACS AUTH REVENUE	10/1/2042	5.00	1,038,849	1,112,790
600,000	MERRILLVILLE IN ECON DEV REVENUE	4/1/2036	5.75	600,000	610,542
1,070,000	MET GOVT NASHVILLE & DAVIDSON CNTY TN HLTH & EDUCTNL FAC BRD(d)	12/20/2020	8.00	1,070,000	53,414
855,000	MET GOVT NASHVILLE & DAVIDSON CNTY TN HLTH & EDUCTNL FAC BRD(d)	6/20/2036	10.00	855,000	25,522
1,830,000	MET GOVT NASHVILLE & DAVIDSON CNTY TN HLTH & EDUCTNL FAC BRD(d)	12/20/2040	7.50	1,830,000	1,829,762
500,000	MIAMI-DADE CNTY FL HLTH FACS AUTH HOSP REVENUE	8/1/2030	6.00	488,050	577,085
750,000	MICHIGAN ST FIN AUTH REVENUE	11/15/2035	5.25	745,312	794,558
1,500,000	MICHIGAN ST HOSP FIN AUTH	6/1/2034	6.13	1,526,664	1,703,040
1,000,000	MICHIGAN ST HSG DEV AUTH	10/1/2034	5.63	1,000,000	1,048,890
1,850,000	MICHIGAN ST HSG DEV AUTH	10/1/2035	4.10	1,850,000	1,958,688
1,000,000	MICHIGAN ST HSG DEV AUTH	12/1/2035	3.95	1,000,000	1,052,040
1,000,000	MICHIGAN ST HSG DEV AUTH	12/1/2036	3.70	1,000,000	1,041,050
940,000	MICHIGAN ST HSG DEV AUTH	12/1/2040	3.95	940,000	973,323
2,500,000	MICHIGAN ST HSG DEV AUTH	12/1/2045	3.70	2,500,000	2,520,075
1,000,000	MICHIGAN ST MUNI BOND AUTH	5/1/2023	5.75	1,010,711	1,119,680
430,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH(c)(d)(f)	9/1/2016	6.00	426,562	408,491
360,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	10/1/2023	6.25	360,000	107,953
500,000	MICHIGAN ST PUBLIC EDUCTNL FACS AUTH	11/1/2028	6.35	500,000	501,020
42,995	MINNESOTA ST HGR EDU FACS AUTH REVENUE	10/1/2016	4.49	42,995	42,996
290,000	MINNESOTA ST HSG FIN AGY	7/1/2034	5.05	290,000	305,503
590,000	MINNESOTA ST HSG FIN AGY	1/1/2040	5.10	590,000	619,919
1,000,000	MISSISSIPPI ST DEV BANK SPL OBLG	10/1/2031	6.50	976,559	1,180,820
45,000	MISSISSIPPI ST HOME CORP SF MTGE REVENUE	6/1/2039	6.75	46,993	47,038
95,000	MISSOURI ST HSG DEV COMMISSION SF HSG REVENUE	9/1/2034	5.35	95,000	100,261
1,130,000	MONTANA ST BRD OF HSG	12/1/2038	3.75	1,130,000	1,176,726
775,000	MONTANA ST BRD OF HSG	12/1/2038	5.20	775,000	859,537
375,000	MONTANA ST BRD OF HSG	12/1/2039	5.50	375,016	392,160
955,000	MONTANA ST BRD OF HSG SF MTGE	12/1/2038	4.00	958,450	1,007,964
1,250,000	MONTERRA FL CDD SPL ASSMNT	5/1/2036	3.50	1,222,161	1,292,725

31	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2016

Par/Shares	Security	Maturity date	Coupon rate	Cost	Fair value (a)	Percent of net assets
Municipal Bonds (Cont’d):
1,000,000	MONTGOMERY CNTY MD HSG OPPNTYSCOMMN MFH & RECONSTR DEV REV	7/1/2039	3.88	$1,000,000	1,041,790
500,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION MF REVENUE	7/1/2037	5.13	500,000	537,420
1,100,000	MONTGOMERY CNTY MD HSG OPPORTUNITIES COMMISSION SF MTGE REVE	7/1/2038	4.00	1,100,000	1,141,250
750,000	MOON INDL DEV AUTH PA REVENUE	7/1/2030	5.63	741,160	850,912
800,000	MOUNT CARBON CO MET DIST REVENUE	6/1/2043	7.00	800,000	481,992
200,000	MOUNT CARBON CO MET DIST REVENUE(d)	6/1/2043	8.00	-	6,000
500,000	MULTNOMAH CNTY OR HOSP FACS AUTH REVENUE	12/1/2029	5.00	527,070	572,705
615,000	MUNSTER IN ECON DEV TAX INCR REVENUE	7/15/2026	4.75	612,597	687,047
460,000	N CENTRL TEXAS ST HLTH FAC DEV CORP	2/15/2025	5.38	460,000	460,115
1,000,000	N SLOPE BORO AK SVC AREA 10 WTR & WSTWTR FACS	6/30/2034	5.25	1,038,432	1,115,310
425,000	N SPRINGS FL IMPT DIST	5/1/2027	6.00	425,000	458,027
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2034	6.00	1,000,000	1,186,060
1,000,000	N TX TOLLWAY AUTH REVENUE	1/1/2042	6.20	699,329	1,324,640
1,000,000	NATRONA CNTY WY HOSP REVENUE	9/15/2031	6.35	1,000,000	1,155,970
500,000	NAVAJO NATION AZ(c)	12/1/2030	5.50	534,494	566,715
985,000	NEBRASKA ST INVESTMENT FIN AUTH SF HSG REVENUE	9/1/2035	3.90	985,000	1,033,580
1,860,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2039	3.85	1,860,000	1,923,500
290,000	NEVADA ST HSG DIV SF MTGE REVENUE	10/1/2040	5.10	290,000	302,795
1,000,000	NEW HAMPSHIRE ST HLTH & EDU FACS AUTH REVENUE	1/1/2034	6.00	972,702	1,163,150
500,000	NEW HAMPSHIRE ST HLTH & EDU FACS AUTH REVENUE	8/1/2038	6.00	491,035	567,615
1,000,000	NEW HAMPSHIRE ST HSG FIN AUTH MF REVENUE	7/1/2031	5.20	1,000,000	1,093,670
380,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2034	5.38	380,000	398,992
190,000	NEW HAMPSHIRE ST HSG FIN AUTH SF REVENUE	7/1/2038	6.63	193,894	201,075
750,000	NEW HOPE CULTURAL ED FACS FINCORP TX RETIREMENT FAC REVENUE	1/1/2035	5.50	765,915	815,175
750,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX STUDENT HSG REV	7/1/2035	5.00	774,655	845,595
1,100,000	NEW HOPE CULTURAL EDU FACS FIN CORP TX STUDENT HSG REV	4/1/2046	5.00	1,154,611	1,236,598
170,000	NEW JERSEY ST ECON DEV AUTH	12/1/2016	5.75	170,000	170,320
335,000	NEW JERSEY ST HGR EDU ASSISTANCE AUTH STUDENT LOAN REVENUE	6/1/2024	5.38	333,849	363,076
940,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2030	4.50	940,000	1,015,482
420,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2034	5.00	420,000	439,488
610,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2035	5.00	610,000	637,554
1,055,000	NEW JERSEY ST HSG & MTGE FIN AGY	10/1/2037	5.00	1,048,159	1,097,232

32	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2016

						Percent
		Maturity	Coupon		Fair	of
Par/Shares	Security	date	rate	Cost	value (a)	net assets
Municipal Bonds (Cont’d):
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF CONDUIT REVENUE	1/1/2030	3.60	$1,000,000	1,060,260
1,000,000	NEW JERSEY ST HSG & MTGE FIN AGY MF REVENUE	5/1/2041	4.95	968,990	1,055,230
500,000	NEW JERSEY ST TRANSPRTN TRUSTFUND AUTH	6/15/2041	5.25	511,557	563,480
235,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2029	4.80	235,000	244,950
470,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2034	5.00	470,000	497,970
490,000	NEW MEXICO ST MTGE FIN AUTH	3/1/2036	5.45	490,000	515,808
825,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	3.90	825,000	851,020
1,120,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2042	4.13	1,120,000	1,170,008
965,000	NEW MEXICO ST MTGE FIN AUTH	9/1/2046	3.80	965,000	996,604
115,000	NEW RIVER FL CDD CAPITAL IMPT REVENUE(d)	5/1/2013	5.00	114,821	1
1,000,000	NEW YORK CITY NY HSG DEV CORPMF HSG REVENUE	11/1/2037	3.80	1,000,000	1,035,110
1,000,000	NEW YORK CITY NY HSG DEV CORPMF HSG REVENUE	11/1/2039	4.30	1,000,000	1,053,890
2,000,000	NEW YORK CITY NY MUNI WTR FINAUTH WTR & SWR SYS REVENUE	6/15/2038	5.00	2,181,537	2,392,900
1,500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2034	3.65	1,500,000	1,570,875
500,000	NEW YORK ST HSG FIN AGY REVENUE	11/1/2045	5.10	500,000	549,765
5,000,000	NEW YORK ST HSG FIN AGY REVENUE	5/1/2048	4.10	5,000,000	5,205,000
750,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2038	3.75	750,000	772,372
1,450,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2040	3.80	1,450,000	1,498,807
1,465,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2040	4.13	1,465,000	1,531,321
500,000	NEW YORK ST MTGE AGY HOMEOWNER MTGE REVENUE	10/1/2042	3.75	500,000	510,985
500,000	NORTH CAROLINA ST CAPITAL FACS FIN AGY EDUCTNL FACS REVENUE	6/1/2023	5.00	500,000	500,900
515,000	NORTH DAKOTA ST HSG FIN AGY	7/1/2032	3.60	515,000	517,379
500,000	NORTH SPRINGS FL IMPT DIST	5/1/2044	6.50	500,000	534,305
1,000,000	NTHRN IL UNIV	4/1/2026	5.50	1,007,544	1,100,990
1,000,000	NTHRN PALM BEACH CNTY FL IMPTDIST	8/1/2029	5.00	1,000,000	1,059,400
2,000,000	OAK PARK CA UNIF SCH DIST(b)	8/1/2038	0.93	1,133,288	2,352,920
1,075,000	OAKLAND CNTY MI ECON DEV CORP LTD OBLG REVENUE	12/1/2020	6.50	1,071,490	1,132,437
310,000	OHIO ST HSG FIN AGY RSDL MTGE REVENUE	9/1/2033	5.40	310,000	324,006
4,375,925	OKLAHOMA CNTY OK HOME FIN AUTH SF REVENUE(e)	9/1/2034	0.00	1,479,982	1,511,401
155,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	3/1/2032	5.15	155,000	162,635
140,000	OKLAHOMA ST HSG FIN AGY SF MTGE REVENUE	9/1/2038	6.50	142,225	145,965
1,000,000	ORANGE CNTY FL HLTH FACS AUTHREVENUE	8/1/2034	5.00	1,054,944	1,148,480

33	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

September 30, 2016

						Percent
		Maturity	Coupon		Fair	of
Par/Shares	Security	date	rate	Cost	value (a)	net assets
Municipal Bonds (Cont’d):
750,000	ORANGE CNTY FL HLTH FACS AUTHREVENUE	8/1/2035	5.00	$789,332	867,533
960,000	ORANGE CNTY FL HSG FIN AUTH	9/1/2035	3.80	960,000	999,312
1,250,000	OREGON ST	12/1/2034	3.62	1,250,000	1,323,625
2,000,000	OREGON ST	12/1/2039	3.90	2,000,000	2,120,580
905,000	OREGON ST HSG & CMNTY SVCS DEPT MTGE REVENUE	7/1/2038	4.00	905,000	937,381
500,000	PALISADE CO MET DIST #2 LIMITED TAX	12/1/2046	5.00	511,675	508,350
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2034	7.25	500,000	609,200
500,000	PALM BEACH CNTY FL HLTH FACS AUTH REVENUE	6/1/2049	7.50	492,496	615,610
500,000	PENNSYLVANIA ST HGR EDUCTNL FACS AUTH REVENUE	7/1/2039	1.08	500,000	400,210
1,000,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2037	3.65	1,004,544	1,029,050
500,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2038	4.00	500,000	524,195
3,200,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2040	4.05	3,200,000	3,373,548
650,000	PENNSYLVANIA ST HSG FIN AGY SF MTGE REVENUE	10/1/2042	3.70	650,000	676,370
1,935,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE	12/1/2035	5.13	1,542,927	2,176,430
1,500,000	PENNSYLVANIA ST TURNPIKE COMMISSION TURNPIKE REVENUE(b)	12/1/2037	0.63	1,096,843	1,367,730
1,000,000	PEORIA AZ INDL DEV AUTH	11/15/2029	5.25	1,000,000	1,055,040
5,000,000	PEORIA IL PUBLIC BLDG COMMISSION SCH DIST FACS REVENUE(e)	12/1/2026	0.00	2,678,921	2,876,500
400,000	PHILADELPHIA PA AUTH FOR INDL DEV REVENUES	6/15/2023	6.13	400,000	443,840
1,000,000	PHOENIX AZ INDL DEV AUTH EDU REVENUE(c)	7/1/2036	5.13	984,666	1,006,020
2,500,000	PHOENIX AZ INDL DEV AUTH LEASE REVENUE	6/1/2034	5.25	2,530,475	2,885,525
1,000,000	PIKE PLACE MARKET WA PRESERVATION & DEV AUTH SPL OBLG	12/1/2040	5.00	1,072,925	1,159,250
150,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	12/1/2018	6.38	150,000	156,150
2,100,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2026	5.50	2,095,320	2,088,849
10,000	PIMA CNTY AZ INDL DEV AUTH EDU REVENUE	7/1/2031	6.75	7,625	10,042
2,625,000	PITTSBURG CALIF UNI SCH DIST FING AUTH REV(e)	9/1/2031	0.00	1,139,536	1,203,956
750,000	POLK CNTY OR HOSP FAC AUTH REVENUE	7/1/2035	5.13	750,000	783,278
2,000,000	PORT SAINT LUCIE FL RESEARCH FACS REVENUE	5/1/2033	5.00	2,055,403	2,027,420
1,000,000	PROMENADE CASTLE ROCK CO MET DIST #1	12/1/2025	5.13	1,000,000	1,052,270
710,000	PUBLIC FIN AUTH WI CCRC REVENUE	6/1/2020	7.00	704,367	797,564
1,500,000	PUBLIC FIN AUTH WI CCRC REVENUE	6/1/2046	8.25	1,551,884	1,863,030
750,000	PUBLIC FIN AUTH WI REVENUE	4/1/2025	5.00	755,150	794,182
600,000	PUBLIC FIN AUTH WI REVENUE	4/1/2032	5.50	600,000	629,856
427,010	PUBLIC FIN AUTH WI REVENUE(e)	10/1/2042	0.00	477,418	92,691
515,000	PUBLIC FIN AUTH WI REVENUE	10/1/2042	7.00	558,459	519,501

34	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

September 30, 2016

						Percent
		Maturity	Coupon		Fair	of
Par/Shares	Security	date	rate	Cost	value (a)	net assets
Municipal Bonds (Cont’d):
1,250,000	PUBLIC FIN AUTH WI SENIOR LIVING REVENUE	11/15/2024	5.00	$1,245,813	1,372,288
1,400,000	PUBLIC FIN AUTH WIS ED REV(c)	6/15/2036	5.00	1,405,227	1,410,612
1,500,000	PUERTO RICO CMWLTH	7/1/2035	5.00	1,500,000	1,613,325
1,000,000	PUERTO RICO INDL TOURIST EDUCTNL MED & ENVRNMNTL CONTROL FAC	11/15/2025	6.13	1,000,000	1,019,190
1,260,000	QUECHAN INDIAN TRIBE AZ FORT YUMA INDIAN RESERVATION	5/1/2025	9.75	1,260,000	1,413,796
160,000	RED RIVER TX HLTH FACS DEV CORP RETIREMENT FAC REVENUE	11/15/2020	6.13	160,000	160,299
750,000	RED RIVER TX HLTH FACS DEV CORP RETIREMENT FAC REVENUE	11/15/2034	7.50	746,229	887,910
1,000,000	REDONDO BEACH CA UNIF SCH DIST	8/1/2034	6.38	739,134	1,383,460
750,000	REEF-SUNSET CA UNIF SCH DIST(b)	8/1/2038	0.65	530,216	685,598
500,000	RHODE ISLAND ST HLTH & EDUCTNL BLDG CORP	5/15/2030	6.25	494,551	568,645
1,000,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2028	4.00	995,245	1,056,510
750,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2037	3.90	750,000	775,980
1,000,000	RHODE ISLAND ST HSG & MTGE FIN CORP	10/1/2046	3.40	1,000,000	1,002,290
1,000,000	RIVERSIDE CA CMNTY PPTYS DEV INC LEASE REVENUE	10/15/2038	6.00	1,020,656	1,239,990
1,500,000	S TAHOE CA JT PWRS FING AUTH LEASE REVENUE	10/1/2030	5.00	1,638,247	1,796,010
495,000	S WSTRN IL DEV AUTH	10/1/2022	7.00	495,000	247,495
350,000	SACRAMENTO CNTY CA WTR FING AUTH REVENUE	6/1/2039	1.13	350,000	307,293
110,000	SADDLEBACK VLY CA UNIF SCH DIST PUBLIC FING AUTH	9/1/2017	5.65	110,000	110,461
61,000	SAINT BERNARD PARISH LA HOME MTGE AUTH SF MTGE	3/1/2039	5.80	59,780	62,859
500,000	SAINT JOHNS CNTY FL INDL DEV AUTH REVENUE	8/1/2040	5.88	493,371	566,830
750,000	SAINT LOUIS CNTY MO INDL DEV AUTH SENIOR LIVING FACS	9/1/2042	5.00	767,328	831,645
750,000	SAINT TAMMANY LA PUBLIC TRUST FING AUTH	11/15/2037	5.25	762,342	796,275
1,000,000	SAN CLEMENTE CA SPL TAX	9/1/2040	5.00	1,063,520	1,151,250
500,000	SAN DIEGO CA HSG AUTH MF HSG REVENUE	5/1/2029	5.00	500,000	548,910
1,500,000	SAN GABRIEL CA UNIF SCH DIST	8/1/2039	5.35	1,387,364	1,804,170
1,000,000	SAN JOSE CA FING AUTH	6/1/2039	5.00	1,050,820	1,176,170
500,000	SANTA MONICA CA REDEV AGY	7/1/2036	5.88	511,711	597,185
1,450,000	SARASOTA CNTY FL HLTH FACS AUTH RETMNT FAC REVENUE	1/1/2027	5.50	1,246,825	1,508,566
1,000,000	SARASOTA CNTY FL HLTH FACS AUTH RETMNT FAC REVENUE	1/1/2032	5.50	1,004,170	1,035,600
1,000,000	SCHERERVILLE IN ECON DEV REVENUE	1/15/2030	6.00	1,015,600	1,215,520
770,000	SEATTLE WA HSG AUTH POOLED HSG REVENUE	9/15/2033	5.75	783,213	909,501
500,000	SEMINOLE TRIBE FL SPL OBLG REVENUE(c)	10/1/2024	5.50	500,865	518,940
500,000	SEVEN OAKS FL CMNTY DEV DIST SPL ASSMNT REVENUE	5/1/2033	5.50	489,352	534,640
150,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(d)	1/1/2019	5.35	134,965	3,742

35	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

September 30, 2016

						Percent
		Maturity	Coupon		Fair	of
Par/Shares	Security	date	rate	Cost	value (a)	net assets
Municipal Bonds (Cont’d):
625,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(d)	1/1/2029	5.55	$556,862	15,594
130,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE(d)	1/1/2029	6.00	-	1
750,000	SHELBY CNTY TN HLTH EDUCTNL & HSG FACS BRD REVENUE	9/1/2037	5.00	802,946	801,382
325,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2023	6.50	325,000	350,919
240,000	SILVERLEAF FL CDD CAPITAL IMPT REVENUE	5/1/2044	6.75	235,551	260,981
345,000	SOUTH CAROLINA ST EDU ASSISTANCE AUTH	10/1/2029	5.10	341,756	368,984
356,475	SOUTH CAROLINA ST JOBS-ECON DEV AUTH REVENUE	11/15/2032	6.00	356,475	370,114
360,347	SOUTH CAROLINA ST JOBS-ECON DEV AUTH REVENUE(e)	11/15/2047	0.00	350,832	40,247
1,000,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2038	5.00	1,062,031	1,166,620
1,400,000	SOUTH CAROLINA ST PUBLIC SVC AUTH REVENUE	12/1/2043	5.75	1,471,089	1,737,288
500,000	SOUTH DAKOTA ST HLTH & EDUCTNL FACS AUTH	9/1/2032	5.00	499,500	553,280
117,000	SOUTHSIDE AZ CMNTY FACS DIST #1 SPL ASSMNT REVENUE PRESCOTT	7/1/2018	6.13	105,525	105,693
1,000,000	STC MET DIST #2 CO	12/1/2038	6.00	970,134	1,028,930
150,000	STERLING HILL FL CDD CAPITAL IMPT REVENUE(d)	11/1/2010	5.50	150,000	107,250
1,000,000	SUGAR LAND TX DEV CORP SALES TAX REVENUE	2/15/2033	5.00	1,093,923	1,156,660
2,500,000	SULPHUR SPRINGS CA UNION SCH DIST COPS	12/1/2037	6.50	1,934,327	3,257,961
1,500,000	SUTTER BUTTE CA FLOOD AGY ASSMNT REVENUE	10/1/2038	4.00	1,482,611	1,618,695
1,100,000	TALLAHASSEE FL HLTH FACS REVENUE	12/1/2040	5.00	1,169,101	1,262,283
1,000,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP HOSP REVENUE	11/15/2038	5.00	1,078,760	1,154,380
750,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	11/15/2035	5.00	780,639	844,688
700,000	TARRANT CNTY TX CULTURAL EDU FACS FIN CORP RETMNT FAC REVENU	5/15/2037	5.00	770,322	769,839
750,000	TAYLOR MI BROWNFIELD REDEV AUTH	5/1/2032	5.00	793,595	851,078
1,500,000	TENNESSEE HSG DEV AGY RSDL FING PROGRAM REVENUE	7/1/2041	3.25	1,500,000	1,494,900
825,000	TENNESSEE ST HSG DEV AGY	1/1/2035	3.85	825,000	875,276
1,210,000	TENNESSEE ST HSG DEV AGY	7/1/2043	3.80	1,210,000	1,245,393
405,000	TEXAS ST DEPT OF HSG & CMNTY AFFAIRS	7/1/2039	5.45	405,000	423,824
1,235,000	TOLEDO-LUCAS CNTY OH PORT AUTHSTUDENT HSG REVENUE	7/1/2039	5.00	1,237,290	1,354,499
105,000	TOLOMATO FL CDD(d)	5/1/2017	6.38	105,000	5,029
25,000	TOLOMATO FL CDD	5/1/2017	6.38	25,000	25,028
35,000	TOLOMATO FL CDD(b)	5/1/2039	0.70	23,782	28,287
140,000	TOLOMATO FL CDD(b)	5/1/2040	0.67	94,107	76,830
185,000	TOLOMATO FL CDD(b)	5/1/2040	0.69	124,399	115,658
115,000	TOLOMATO FL CDD(b)	5/1/2040	0.96	62,276	60,914
125,000	TOLOMATO FL CDD(d)	5/1/2040	6.61	-	1

36	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

September 30, 2016

						Percent
		Maturity	Coupon		Fair	of
Par/Shares	Security	date	rate	Cost	value (a)	net assets
Municipal Bonds (Cont’d):
1,000,000	TRACY CA JT UNIF SCH DIST(b)	8/1/2041	1.00	$469,266	819,900
600,000	TRAVIS CNTY TX HLTH FACS DEV CORP	1/1/2046	7.13	682,640	679,758
750,000	TROUT CREEK CDD FL CAPITAL IMPT REVENUE	5/1/2035	5.50	743,045	769,568
500,000	TSR CDD FL SPL ASSMNT REVENUE	11/1/2035	5.38	498,516	534,165
500,000	TURLOCK CA PUBLIC FING AUTH WTR REVENUE	5/1/2032	4.75	507,612	528,125
1,250,000	TUSTIN CA UNIF SCH DIST(b)	8/1/2028	1.17	870,101	1,277,150
690,000	UNIVERSAL ACADEMY MI PUBLIC SCH ACADEMY REVENUE	12/1/2023	6.50	680,303	715,889
1,500,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE	10/15/2033	6.50	1,517,697	1,576,395
750,000	UTAH ST CHRT SCH FIN AUTH CHRT SCH REVENUE(c)	4/15/2045	6.00	774,034	795,248
450,000	UTAH ST HSG CORP SF MTGE REVENUE	1/1/2033	5.75	450,000	459,288
490,000	VANCOUVER WA HSG AUTH	3/1/2025	5.00	481,862	541,626
835,000	VERMONT ST HSG FIN AGY	5/1/2032	4.88	831,295	897,132
1,000,000	VIRGINIA ST HSG DEV AUTH	7/1/2033	4.13	1,000,000	1,066,020
1,500,000	VIRGINIA ST HSG DEV AUTH	10/1/2038	5.10	1,500,000	1,662,300
1,000,000	VIRGINIA ST HSG DEV AUTH	12/1/2039	5.00	1,000,000	1,073,340
500,000	VIRGINIA ST HSG DEV AUTH	5/1/2041	3.55	500,000	511,525
3,500,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	1/1/2038	3.88	3,490,250	3,626,175
3,000,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	7/1/2038	4.80	3,000,000	3,284,280
2,000,000	VIRGINIA ST HSG DEV AUTH CMWLTH MTGE	10/1/2038	4.75	2,000,000	2,178,340
1,245,000	VLG FL CDD #7 SPL ASSMNT REVENUE	5/1/2036	4.00	1,236,635	1,289,571
100,000	WASHINGTON ST HSG FIN COMMISSION	10/1/2022	6.00	100,000	112,566
530,000	WASHINGTON ST HSG FIN COMMISSION(c)	7/1/2025	6.00	533,549	564,254
750,000	WASHINGTON ST HSG FIN COMMISSION(c)	7/1/2031	5.00	810,047	821,640
500,000	WASHINGTON ST HSG FIN COMMISSION	12/1/2033	3.50	500,000	517,965
675,000	WASHINGTON ST HSG FIN COMMISSION(c)	1/1/2035	5.75	675,000	700,049
600,000	WASHINGTON ST HSG FIN COMMISSION(c)	7/1/2036	5.00	644,002	643,512
580,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT REVENUE	1/1/2017	5.25	579,160	586,392
3,050,000	WASHINGTON ST HSG FIN COMMISSION NONPROFIT REVENUE	1/1/2027	5.63	2,938,032	3,086,478
5,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE	5/1/2039	5.35	5,000	5,009
240,000	WATERS EDGE FL CDD CAPITAL IMPT REVENUE	5/1/2039	6.60	191,324	239,988
1,500,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2032	3.75	1,500,000	1,587,960
535,000	WEST VIRGINIA ST HSG DEV FUND	11/1/2039	4.10	535,000	557,368
550,000	WESTCHESTER CO NY LOCAL DEV CORP REVENUE	1/1/2034	5.00	577,948	619,949
685,000	WESTMONT IL PARK DIST(e)	12/1/2031	0.00	281,930	344,952
685,000	WESTMONT IL PARK DIST(e)	12/1/2033	0.00	244,591	300,489
1,350,000	WICHITA KS HLTH CARE FACS REVENUE	5/15/2034	6.25	1,350,000	1,396,818

37	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)

September 30, 2016

						Percent
		Maturity	Coupon		Fair	of
Par/Shares	Security	date	rate	Cost	value (a)	net assets
Municipal Bonds (Cont’d):
600,000	WICHITA KS HLTH CARE FACS REVENUE	12/1/2036	5.25	$605,913	636,360
750,000	WICHITA KS HLTH CARE FACS REVENUE	12/15/2036	7.13	740,124	861,772
750,000	WIREGRASS FL CDD CAPITAL IMPTREVENUE	5/1/2035	5.38	745,576	785,130
1,000,000	WISCONSIN ST GEN FUND ANNUAL APPROP REVENUE	5/1/2027	6.00	1,008,293	1,127,420
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	10/1/2029	5.00	1,000,000	1,062,280
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	7/1/2030	5.75	1,012,726	1,145,040
1,300,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2032	5.00	1,431,025	1,515,319
1,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	5/15/2036	5.00	1,000,000	1,001,810
2,000,000	WISCONSIN ST HLTH & EDUCTNL FACS AUTH REVENUE	8/15/2043	5.00	2,100,848	2,236,220
500,000	WISCONSIN ST HSG & ECON DEV AUTH	11/1/2035	3.88	500,000	524,005
1,000,000	WISCONSIN ST HSG & ECON DEV AUTH	11/1/2040	4.00	1,000,000	1,048,890
1,000,000	WYANDOTTE CNTY KS KANSAS CITY UNIF GOVT SPL OBLG REVENUE	9/1/2032	5.75	992,762	1,033,760
750,000	WYNNFIELD LAKES FL CDD	5/1/2036	4.50	744,715	795,465
1,860,000	WYOMING ST CMNTY DEV AUTH HSG REVENUE	12/1/2038	4.05	1,860,000	1,941,449
355,000	ZEPHYR RIDGE FL CDD CAPITAL IMPT REVENUE(d)	5/1/2013	5.25	355,352	177,443
	Sub-total Municipal Bonds:			424,322,726	458,418,021	91.25%
Short-Term Investments:
15,723,977	NORTHERN INSTITUTIONAL FUNDS - GOVERNMENT SELECT PORTFOLIO, 0.25%(g)			15,723,977	15,723,977
	Sub-total Short-Term Investments:			15,723,977	15,723,977	3.13%
	Grand total(h)			$464,524,188	502,543,280	100.03%

38	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2016

Notes to Schedule of Investments:

(a)	Investments in U.S. and foreign securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded. Foreign security values are stated in U.S. dollars. Debt securities are valued at the market price supplied by an independent pricing vendor provided such prices are believed to reflect the fair value of such securities.
(b)	For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.
(d)	Non-income producing assets. For long-term debt securities, item identified is in default as to payment of interest and/or principal.
(e)	Zero coupon bond.
(f)	Restricted security that has been deemed illiquid. At September 30, 2016, the value of this restricted illiquid security amounted to $408,491 or 0.08% of net assets. Additional information on this restricted illiquid security is as follows:

	ACQUISITION	ACQUISITION
SECURITY	DATE	COST
MICHIGAN ST PUBLIC EDUCTNL FACS AUTH, 6.00%, 9/1/16	9/24/07 - 4/12/11	$426,563

(g)	The short-term investment is a money market portfolio of the investment company Northern Institutional Funds. At December 31, 2015, the value of the Clearwater Tax-Exempt Bond Fund’s investment in the Tax-Exempt Portfolio of the Northern Institutional Funds was $14,220,233 with net sales of $14,220,233 as of September 30, 2016. At July 28, 2016, the Fund began investing in the Government Select Portfolio, a money market portfolio of the investment company Northern Institutional Funds, and had net purchases of $15,723,977 during the nine months ended September 30, 2016.
(h)	At September 30, 2016, the cost for Federal income tax purposes was $464,569,377. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$47,515,893
Gross unrealized depreciation	(9,541,990)
Net unrealized appreciation	$37,973,903

Diversification of investments representing geographic diversification, as a percentage of total investments at fair value, is as follows:

Geographical Diversification	Percent
California	11.05%
Illinois	10.30
Florida	10.11
Texas	5.66
NewYork	4.69
Indiana	3.97
Georgia	3.60
Colorado	3.42
Wisconsin	3.41
Michigan	3.29
Other	40.50
100.00%

39	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2016

Fair value is an estimate of the price the Clearwater Tax-Exempt Bond Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater Tax-Exempt Bond Fund’s investments, as described below. These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

Debt securities are valued at the market price supplied by an independent pricing vendor provided such prices are believed to reflect the fair value of such securities. Investments in closed-end funds are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which the funds are traded. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater Tax-Exempt Bond Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater Tax-Exempt Bond Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Clearwater Tax-Exempt Bond Fund’s investments, which are carried at fair value as of September 30, 2016:

	Level 1	Level 2	Level 3	Total
Assets
Closed-End Funds	$28,401,282	$ —	$ —	$ 28,401,282
Municipal Bonds
Airports	—	2,965,205	—	2,965,205
Bond Banks	—	548,625	—	548,625
Development	—	34,064,670	—	34,064,670
Education	—	44,010,341	—	44,010,341
Facilities	—	2,003,499	—	2,003,499
General	—	43,164,952	—	43,164,952
General Obligations	—	21,079,993	—	21,079,993
Higher Education	—	19,266,227	—	19,266,227
Housing	—	33,873,448	—	33,873,448
Medical	—	39,702,621	—	39,702,621
Mello-Roos	—	1,974,625	—	1,974,625
Multifamily Housing	—	35,023,147	—	35,023,147
Nursing Home	—	53,068,383	—	53,068,383
Power	—	4,073,848	—	4,073,848
School District	—	32,492,800	—	32,492,800
Single Family Housing	—	75,345,953	—	75,345,953
Student Loan	—	1,937,177	—	1,937,177
Transportation	—	7,461,395	—	7,461,395
Utilities	—	440,259	—	440,259
Water	—	5,920,853	—	5,920,853
Short-Term Investments	15,723,977	—	—	15,723,977
Total Assets	$44,125,259	$458,418,021	$ —	$502,543,280

40	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2016

For the Clearwater Tax-Exempt Bond Fund, 100% of the investment value is comprised of closed-end funds, municipal bonds, and short-term investments. Investments in closed-end funds and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where they are traded. Investments in municipal bonds generally are based on valuations using adjusted evaluated prices provided by the primary pricing provider. The Board of Trustees has delegated to the Valuation Committee the responsibility to determine in good faith the fair value of securities for which no price quotation is available from an approved pricing service or broker-dealer at the time the Clearwater Tax-Exempt Bond Fund’s net asset value is calculated, including securities for which the prices do not represent fair value or for which a significant event occurs that materially affects the value of the security after the close of the market on which the security principally trades and before the time the Clearwater Tax-Exempt Bond Fund’s net asset value is calculated.

The Clearwater Tax-Exempt Bond Fund records all transfers between levels based on valuations at the end of each reporting period. At September 30, 2016, seven municipal bonds were transferred from Level 3 to Level 2 classifications based on prices derived from observable market data for the current reporting period.

There were no significant Level 3 valuations for which significant unobservable valuations inputs were developed at September 30, 2016.

41	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments – Clearwater Tax-Exempt Bond Fund (unaudited)
September 30, 2016

42	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Common Stocks:
Australia:
2,459,555	3P LEARNING LTD.	$2,895,754	2,080,075
6,144	AGL ENERGY LTD.	74,586	89,579
51,722	ALUMINA LTD.	50,177	57,795
21,962	AMCOR LTD.	199,454	254,651
133,076	AMP LTD.	509,127	537,767
17,212	APA GROUP	98,943	112,236
6,576	ARISTOCRAT LEISURE LTD.	49,294	79,571
4,593	ASX LTD.	114,203	169,295
80,380	AUSTRALIA & NEW ZEALAND BANKING GROUP LTD.	1,182,375	1,699,765
68,613	BANK OF QUEENSLAND LTD.	536,424	597,072
70,369	BENDIGO & ADELAIDE BANK LTD.	468,821	580,039
179,910	BGP HOLDINGS PLC(b)(c)	-	-
11,553	BHP BILLITON LTD.	134,009	197,886
14,985	BHP BILLITON PLC	195,401	225,790
29,728	BORAL LTD.	124,691	153,578
32,841	BRAMBLES LTD.	174,637	301,116
11,026	CHALLENGER LTD.	75,824	85,822
22,493	COCA-COLA AMATIL LTD.	143,242	176,454
971	COCHLEAR LTD.	35,893	104,777
15,211	COMMONWEALTH BANK OF AUSTRALIA	470,290	842,862
146,418	CORPORATE TRAVEL MANAGEMENT LTD.	1,066,445	1,977,877
181,873	CREDIT CORP. GROUP LTD.	1,404,310	2,591,839
43,886	CSL LTD.	2,672,405	3,593,932
39,647	DEXUS PROPERTY GROUP	223,436	277,646
29,219	DUET GROUP	49,534	56,130
97,180	FORTESCUE METALS GROUP LTD.	212,026	368,165
603,736	G8 EDUCATION LTD.	1,297,038	1,404,691
52,488	GOODMAN GROUP	211,371	292,450
61,365	GPT GROUP (THE)	220,005	237,646
17,989	HARVEY NORMAN HOLDINGS LTD.	52,604	71,593
34,356	HEALTHSCOPE LTD.	67,412	80,724
22,476	INCITEC PIVOT LTD.	40,394	48,510
99,624	INSURANCE AUSTRALIA GROUP LTD.	346,696	417,072
10,015	LENDLEASE GROUP	61,130	107,616
11,250	MACQUARIE GROUP LTD.	340,166	705,529
37,974	MIRVAC GROUP	50,570	65,102
27,634	NATIONAL AUSTRALIA BANK LTD.	400,992	589,442
17,346	NEWCREST MINING LTD.	173,211	294,589
1,225,468	OFX GROUP LTD.	2,054,549	1,782,033
56,579	OIL SEARCH LTD.	279,489	307,016
16,330	ORORA LTD.	16,762	39,369
416	PERPETUAL LTD.	7,027	14,869
11,200	PLATINUM ASSET MANAGEMENT LTD.	49,201	43,117
4,187	RAMSAY HEALTH CARE LTD.	126,416	253,542
78,784	SANTOS LTD.	234,832	217,673
127,101	SCENTRE GROUP	359,883	457,201
5,884	SEEK LTD.	49,598	70,072
4,898	SHOPPING CENTRES AUSTRALASIA PROPERTY GROUP	7,202	8,434
11,165	SONIC HEALTHCARE LTD.	99,657	188,078
101,955	SOUTH32 LTD.	70,421	188,055
22,356	STAR ENTERTAINMENT GROUP (THE) LTD.	70,002	103,003
24,467	SYDNEY AIRPORT	97,626	130,519
16,067	TABCORP HOLDINGS LTD.	39,321	61,238
17,320	TATTS GROUP LTD.	40,111	48,384
18,461	TELSTRA CORP. LTD.	63,458	73,189
13,282	TPG TELECOM LTD.	109,547	87,626
34,012	TRANSURBAN GROUP	185,492	295,973
12,264	TREASURY WINE ESTATES LTD.	49,093	103,624
105,557	VICINITY CENTRES	214,225	256,098
294,609	WEBJET LTD.	769,929	2,615,556
15,900	WESFARMERS LTD.	586,028	536,670
60,928	WESTFIELD CORP.	358,970	453,722
85,630	WESTPAC BANKING CORP.	1,425,089	1,933,994
25,317	WOODSIDE PETROLEUM LTD.	497,940	554,552
2,829	WOOLWORTHS LTD.	51,557	50,384
		24,336,315	32,400,674	6.16%

43	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Austria:
1,685	BUWOG A.G.(b)	$30,804	45,598
3,566	ERSTE GROUP BANK A.G.(b)	63,770	105,615
313	STRABAG S.E. (BEARER)	5,505	10,446
11,590	WIENERBERGER A.G.	89,470	196,792
		189,549	358,451	0.07%
Belgium:
7,120	AGEAS	106,907	259,663
15,242	ANHEUSER-BUSCH INBEV S.A./N.V.	672,087	1,996,437
10,910	BARCO N.V.	740,520	856,064
1,645	COLRUYT S.A.	74,892	91,213
73,863	ECONOCOM GROUP S.A./N.V.(b)	919,085	1,109,362
17,999	GROUPE BRUXELLES LAMBERT S.A.	1,513,196	1,595,698
9,979	KBC GROUP N.V.(b)	397,316	580,898
12,430	ONTEX GROUP N.V.	322,500	394,322
2,815	PROXIMUS SADP	69,206	84,068
1,071	TELENET GROUP HOLDING N.V.(b)	51,789	55,860
2,137	UCB S.A.	100,578	165,233
		4,968,076	7,188,818	1.37%
Brazil:
225,865	AMBEV S.A. ADR(d)	1,324,716	1,375,518
111,245	CETIP S.A. - MERCADOS ORGANIZADOS	1,375,664	1,466,779
54,000	GRENDENE S.A.	363,157	296,720
314,508	LINX S.A.	1,252,930	1,876,130
15,900	M DIAS BRANCO S.A.(b)	300,818	649,758
33,700	QUALICORP S.A.	183,808	198,750
		4,801,093	5,863,655	1.12%
Canada:
4,546	AGNICO EAGLE MINES LTD.	141,127	245,847
3,620	AGRIUM, INC.	154,492	327,937
6,409	ALIMENTATION COUCHE-TARD, INC., CLASS B	200,962	310,594
14,318	ALTAGAS LTD.	325,394	368,222
3,600	ARITZIA, INC.(b)	43,626	43,904
1,557	ATCO LTD., CLASS I	50,860	55,328
43,300	BADGER DAYLIGHTING LTD.	787,848	935,672
11,663	BANK OF MONTREAL	692,033	764,258
2,946	BANK OF NOVA SCOTIA (THE)	67,824	156,108
27,451	BARRICK GOLD CORP.	239,298	486,060
6,926	BCE, INC.	306,710	319,865
49,653	BOMBARDIER, INC., CLASS B(b)	48,169	68,124
21,782	BROOKFIELD ASSET MANAGEMENT, INC., CLASS A	300,036	765,868
11,740	CAE, INC.	85,345	166,711
10,949	CAMECO CORP.	100,729	93,554
67,600	CANACCORD GENUITY GROUP, INC.	313,233	242,689
8,470	CANADIAN IMPERIAL BANK OF COMMERCE	417,420	656,773
17,247	CANADIAN NATIONAL RAILWAY CO.	366,908	1,127,408
26,238	CANADIAN NATURAL RESOURCES LTD.	589,011	838,768
17,750	CANADIAN PACIFIC RAILWAY LTD.	2,116,556	2,710,425
3,606	CANADIAN PACIFIC RAILWAY LTD.	112,878	550,238
1,060	CANADIAN TIRE CORP. LTD., CLASS A	80,129	106,149
1,884	CANADIAN UTILITIES LTD., CLASS A	45,048	53,162
314	CCL INDUSTRIES, INC., CLASS B	45,979	60,459
5,119	CENOVUS ENERGY, INC.	58,296	73,471
6,978	CGI GROUP, INC., CLASS A(b)	55,128	332,372
8,812	CONSTELLATION SOFTWARE, INC.	3,053,307	3,972,402
6,580	CRESCENT POINT ENERGY CORP.	68,804	86,767
30,091	DESCARTES SYSTEMS GROUP (THE), INC.(b)	648,559	647,486
2,064	DOLLARAMA, INC.	75,934	161,146
13,200	DOREL INDUSTRIES, INC., CLASS B	476,805	355,367
7,455	ELEMENT FINANCIAL CORP.	84,654	93,305
3,700	ENBRIDGE, INC.	145,943	162,614
33,604	ENCANA CORP.	212,882	351,165
33,800	ENERFLEX LTD.	348,127	362,488
256	FAIRFAX FINANCIAL HOLDINGS LTD.	75,837	150,000
6,587	FINNING INTERNATIONAL, INC.	109,877	122,507
8,046	FIRST QUANTUM MINERALS LTD.	52,095	66,603
3,761	FRANCO-NEVADA CORP.	187,448	262,764

44	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Canada (Cont’d):
18,700	GENWORTH MI CANADA, INC.	$382,689	481,201
614	GEORGE WESTON LTD.	48,280	51,219
6,104	GILDAN ACTIVEWEAR, INC.	33,435	170,472
8,937	GOLDCORP, INC.	100,680	147,480
151,300	GRAN TIERRA ENERGY, INC.(b)	353,547	453,225
2,200	GREAT-WEST LIFECO, INC.	49,273	54,147
3,116	H&R REAL ESTATE INVESTMENT TRUST	49,596	53,273
87,500	HUDBAY MINERALS, INC.	752,499	346,145
50,479	IMPERIAL OIL LTD.	1,983,126	1,579,068
2,672	INTACT FINANCIAL CORP.	170,651	193,157
33,281	KINROSS GOLD CORP.(b)	62,810	140,283
7,600	LAURENTIAN BANK OF CANADA	295,598	283,968
4,185	LOBLAW COS. LTD.	167,040	215,319
9,476	MAGNA INTERNATIONAL, INC.	61,549	406,790
32,165	MANULIFE FINANCIAL CORP.	389,957	453,809
1,723	METHANEX CORP.	23,658	61,384
3,000	METRO, INC.	54,328	98,487
42,020	MTY FOOD GROUP, INC.	1,142,540	1,455,382
48,700	MULLEN GROUP LTD.	854,415	611,000
2,600	ONEX CORP.	105,376	167,441
3,282	OPEN TEXT CORP.	72,477	212,588
21,359	PEMBINA PIPELINE CORP.	509,162	650,888
583	PRAIRIESKY ROYALTY LTD.	11,473	11,887
3,681	RESTAURANT BRANDS INTERNATIONAL, INC.	137,022	164,136
2,701	RITCHIE BROS. AUCTIONEERS, INC.	50,064	94,642
9,354	ROGERS COMMUNICATIONS, INC., CLASS B	221,766	396,847
37,233	ROYAL BANK OF CANADA	1,502,282	2,306,150
25,900	RUSSEL METALS, INC.	467,638	413,587
4,800	SAPUTO, INC.	103,951	166,799
5,933	SEVEN GENERATIONS ENERGY LTD., CLASS A(b)	68,304	142,813
9,661	SHAW COMMUNICATIONS, INC., CLASS B	153,543	197,719
13,000	SHAWCOR LTD.	320,406	320,752
4,726	SILVER WHEATON CORP.	58,903	127,664
1,424	SNC-LAVALIN GROUP, INC.	50,445	55,931
14,629	SUN LIFE FINANCIAL, INC.	328,200	476,018
32,366	SUNCOR ENERGY, INC.	755,817	898,487
28,555	TECK RESOURCES LTD., CLASS B	195,137	514,750
26,505	TELUS CORP.	774,736	874,577
47,404	TORONTO-DOMINION BANK (THE)	1,271,487	2,104,355
5,072	TRANSCANADA CORP.	179,997	240,891
18,713	TURQUOISE HILL RESOURCES LTD.(b)	35,694	55,342
4,973	VALEANT PHARMACEUTICALS INTERNATIONAL, INC.(b)	121,388	122,018
66,286	VERESEN, INC.	504,158	677,032
817	WASTE CONNECTIONS, INC.	52,460	60,907
25,967	YAMANA GOLD, INC.	47,350	111,829
		28,360,218	37,476,439	7.13%
China:
47,000	AAC TECHNOLOGIES HOLDINGS, INC.	162,421	472,339
13,582	BAIDU, INC. ADR(b)(d)	1,649,247	2,472,875
1,394,529	CHINA MEDICAL SYSTEM HOLDINGS LTD.	1,059,191	2,344,471
886,500	CHINA ZHENGTONG AUTO SERVICES HOLDINGS LTD.	505,928	280,017
44,550	CTRIP.COM INTERNATIONAL LTD. ADR(b)(d)	2,155,266	2,074,693
972,000	GOODBABY INTERNATIONAL HOLDINGS LTD.	409,543	502,517
827,000	GREATVIEW ASEPTIC PACKAGING CO. LTD.	383,987	439,281
62,800	SHANGHAI HAOHAI BIOLOGICAL TECHNOLOGY CO. LTD., CLASS H(e)	292,034	307,669
109,655	TENCENT HOLDINGS LTD.	744,130	3,011,257
822,500	XTEP INTERNATIONAL HOLDINGS LTD.	430,102	382,810
		7,791,849	12,287,929	2.34%
Denmark:
74	AP MOELLER - MAERSK A/S, CLASS A	73,820	103,834
147	AP MOELLER - MAERSK A/S, CLASS B	155,573	215,580
16,830	CARLSBERG A/S, CLASS B	1,365,709	1,604,816
26,935	CHR HANSEN HOLDING A/S	1,038,680	1,601,169
28,471	COLOPLAST A/S, CLASS B	1,898,636	2,207,953
14,225	DANSKE BANK A/S	168,005	415,081
2,347	DSV A/S	78,328	116,856

45	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Denmark (Cont’d):
200	FLSMIDTH & CO. A/S	$6,012	7,520
808	GENMAB A/S(b)	101,229	137,757
46,371	ISS A/S	1,386,435	1,924,691
48,025	NOVO NORDISK A/S ADR(d)	1,625,014	1,997,360
37,326	NOVO NORDISK A/S, CLASS B	797,137	1,550,956
45,187	NOVOZYMES A/S, CLASS B	1,257,510	1,987,358
2,600	PANDORA A/S	18,150	314,217
3,250	TOPDANMARK A/S(b)	33,362	90,960
3,792	VESTAS WIND SYSTEMS A/S	181,135	312,095
2,690	WILLIAM DEMANT HOLDING A/S(b)	50,896	54,913
		10,235,631	14,643,116	2.79%
Finland:
40,670	AMER SPORTS OYJ	517,956	1,243,590
36,175	FORTUM OYJ	561,297	584,363
26,940	HUHTAMAKI OYJ	444,292	1,254,706
1,396	KESKO OYJ, CLASS B	30,705	64,296
6,510	KONE OYJ, CLASS B	156,701	330,329
10,384	NESTE OYJ	175,578	442,565
91,521	NOKIA OYJ	371,976	530,500
2,240	NOKIAN RENKAAT OYJ	31,306	81,654
2,870	ORION OYJ, CLASS B	79,058	113,131
1,697	SAMPO OYJ, CLASS A	56,535	75,491
25,614	STORA ENSO OYJ (REGISTERED)	156,197	227,454
14,474	UPM-KYMMENE OYJ	147,575	305,676
1,849	VALMET OYJ	14,443	27,812
2,352	WARTSILA OYJ ABP	56,960	105,870
		2,800,579	5,387,437	1.03%
France:
5,664	ACCOR S.A.	207,366	224,665
499	AEROPORTS DE PARIS	52,388	49,485
4,956	AIR LIQUIDE S.A.	545,319	531,401
9,891	AIRBUS GROUP S.E.	301,625	598,219
1,093	ARKEMA S.A.	77,841	101,173
1,803	ATOS S.E.	138,320	194,276
30,343	AXA S.A.	403,058	645,585
26,840	BENETEAU S.A.	272,439	273,467
18,371	BNP PARIBAS S.A.	768,713	944,558
13,627	BOLLORE S.A.	51,718	47,378
2,254	BOUYGUES S.A.	70,842	74,682
4,248	CAPGEMINI S.A.	218,390	416,022
10,684	CARREFOUR S.A.	248,515	276,823
2,591	CASINO GUICHARD PERRACHON S.A.	132,623	126,029
1,360	CHRISTIAN DIOR S.E.	132,368	243,753
8,207	CIE DE SAINT-GOBAIN	279,263	354,668
3,583	CIE GENERALE DES ETABLISSEMENTS MICHELIN	199,215	396,298
26,672	CREDIT AGRICOLE S.A.	211,038	263,006
11,153	DANONE S.A.	581,350	827,522
2,979	DASSAULT SYSTEMES S.A.	211,136	258,447
2,570	EDENRED	43,109	60,093
44,480	ELECTRICITE DE FRANCE S.A.	523,401	541,138
11,426	ENGIE S.A.	184,056	177,000
18,437	ESSILOR INTERNATIONAL S.A.	2,294,581	2,377,646
2,546	EURAZEO S.A.	77,929	147,693
2,230	EUROFINS SCIENTIFIC S.E.	864,505	1,012,925
2,650	EUTELSAT COMMUNICATIONS S.A.	49,028	54,864
564	GECINA S.A.	51,331	88,795
13,307	GROUPE EUROTUNNEL S.E. (REGISTERED)	102,800	144,043
4,027	HERMES INTERNATIONAL	1,443,772	1,638,721
713	ICADE	48,053	55,610
304	ILIAD S.A.	29,549	63,792
19,670	INGENICO GROUP S.A.	2,218,181	1,718,429
2,121	JCDECAUX S.A.	50,974	68,572
1,026	KERING	174,510	206,942
3,582	KLEPIERRE	101,009	164,173
2,119	LAGARDERE S.C.A.	50,227	53,951
6,444	LEGRAND S.A.	197,986	379,896
5,046	L’OREAL S.A.	452,844	952,862

46	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
France (Cont’d):
16,029	LVMH MOET HENNESSY LOUIS VUITTON S.E.	$2,294,611	2,733,338
20,736	NATIXIS S.A.	68,871	96,646
34,547	ORANGE S.A.	364,835	540,601
3,669	PERNOD RICARD S.A.	259,743	434,208
12,969	PEUGEOT S.A.(b)	78,174	198,062
2,509	PUBLICIS GROUPE S.A.	152,091	189,740
4,895	RENAULT S.A.	134,511	402,182
3,764	REXEL S.A.	51,854	57,695
3,651	SAFRAN S.A.	184,115	262,486
22,949	SANOFI	1,404,944	1,743,743
14,808	SCHNEIDER ELECTRIC S.E.	713,650	1,032,341
278	SCHNEIDER ELECTRIC S.E.	8,838	19,389
1,813	SCOR S.E.	36,441	56,354
6,969	SES S.A.	146,106	170,938
5,772	SFR GROUP S.A.	156,850	169,945
457	SOCIETE BIC S.A.	49,235	67,585
14,520	SOCIETE GENERALE S.A.	503,103	502,054
6,746	SODEXO S.A.	418,231	803,281
933	TECHNIP S.A.	48,935	57,299
9,578	TELEVISION FRANCAISE 1	79,414	92,854
1,413	THALES S.A.	81,763	130,142
31,785	TOTAL S.A.	1,520,652	1,505,709
2,129	UNIBAIL-RODAMCO S.E.	308,454	573,987
3,900	VALEO S.A.	168,708	227,509
13,671	VEOLIA ENVIRONNEMENT S.A.	145,445	314,825
9,272	VINCI S.A.	416,675	709,518
48,323	VIVENDI S.A.	916,902	974,391
1,345	WENDEL S.A.	91,561	157,059
2,258	ZODIAC AEROSPACE	52,485	54,979
		24,918,569	31,033,462	5.90%
Germany:
13,134	ADIDAS A.G.	1,630,103	2,279,505
8,540	ALLIANZ S.E. (REGISTERED)	758,733	1,267,289
33,763	ARCH CAPITAL GROUP LTD.(b)	694,797	2,676,055
20,970	AXIS CAPITAL HOLDINGS LTD.	783,005	1,139,300
21,971	BASF S.E.	1,076,438	1,878,480
15,819	BAYER A.G. (REGISTERED)	885,946	1,589,196
5,535	BAYERISCHE MOTOREN WERKE A.G.	453,886	465,149
1,902	BEIERSDORF A.G.	113,608	179,369
1,188	BRENNTAG A.G.	43,546	64,865
32,638	CANCOM S.E.	1,408,262	1,703,955
91,172	COMMERZBANK A.G.	632,805	587,675
1,262	CONTINENTAL A.G.	118,935	265,317
45,970	CTS EVENTIM A.G. & CO. KGAA	1,049,951	1,636,484
22,373	DAIMLER A.G. (REGISTERED)	910,767	1,576,072
14,318	DEUTSCHE BANK A.G. (REGISTERED)(b)	213,878	186,093
3,028	DEUTSCHE BOERSE A.G.	155,699	236,303
11,070	DEUTSCHE LUFTHANSA A.G. (REGISTERED)	132,386	123,173
19,816	DEUTSCHE POST A.G. (REGISTERED)	266,311	619,282
64,351	DEUTSCHE TELEKOM A.G. (REGISTERED)	851,337	1,078,547
4,542	DEUTSCHE WOHNEN A.G. (BEARER)	109,838	165,084
42,499	E.ON S.E.	412,174	301,438
3,041	FRESENIUS MEDICAL CARE A.G. & CO. KGAA	190,582	265,637
7,790	FRESENIUS S.E. & CO. KGAA	209,441	621,401
1,527	GEA GROUP A.G.	49,653	84,756
14,420	GERRESHEIMER A.G.	761,917	1,225,108
40,600	GRAND CITY PROPERTIES S.A.	502,297	793,579
2,246	HANNOVER RUECK S.E.	94,321	240,547
3,952	HEIDELBERGCEMENT A.G.	143,515	373,316
1,210	HENKEL A.G. & CO. KGAA	105,494	140,819
2,600	HOCHTIEF A.G.	108,936	366,695
1,280	HUGO BOSS A.G.	70,065	70,780
21,437	INFINEON TECHNOLOGIES A.G.	117,250	382,410
33,360	JENOPTIK A.G.	480,407	609,718
34,089	LAZARD LTD., CLASS A	982,067	1,239,476
1,977	LINDE A.G.	302,221	336,017
2,383	MERCK KGAA	115,974	256,746
1,583	METRO A.G.	49,698	47,106

47	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Germany (Cont’d):
2,695	MILLICOM INTERNATIONAL CELLULAR S.A. SDR	$148,179	139,795
3,549	MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT A.G. IN MUENCHEN (REGISTERED)	444,935	661,804
1,517	OSRAM LICHT A.G.	42,957	89,057
2,854	PROSIEBENSAT.1 MEDIA S.E.	84,251	122,214
2,270	RATIONAL A.G.	567,788	1,137,302
572	RTL GROUP S.A.	46,162	47,504
15,571	RWE A.G.(b)	194,818	268,235
18,719	SAP S.E.	805,845	1,701,585
16,683	SIEMENS A.G. (REGISTERED)	1,147,366	1,952,796
10,550	STABILUS S.A.(b)	440,305	593,752
1,283	SYMRISE A.G.	81,345	94,013
6,976	THYSSENKRUPP A.G.	138,544	166,290
9,455	TUI A.G. - CDI	124,512	134,438
7,071	TUI A.G. - CDI	57,698	100,760
4,249	UNIPER S.E.(b)	47,803	52,051
1,929	UNITED INTERNET A.G. (REGISTERED)	87,227	85,345
689	VOLKSWAGEN A.G.	76,405	99,961
3,513	VONOVIA S.E.	110,192	133,011
2,192	ZALANDO S.E.(b)(e)	80,616	91,478
		21,713,191	34,744,133	6.61%
Greece:
6,746	HELLENIC TELECOMMUNICATIONS ORGANIZATION S.A.	54,075	59,109
		54,075	59,109	0.01%
Hong Kong:
263,000	AIA GROUP LTD.	976,589	1,747,931
7,200	ASM PACIFIC TECHNOLOGY LTD.	50,866	59,316
243,000	BOC HONG KONG HOLDINGS LTD.	627,235	820,819
10,000	CHEUNG KONG INFRASTRUCTURE HOLDINGS LTD.	46,496	85,994
77,544	CHEUNG KONG PROPERTY HOLDINGS LTD.	299,857	565,854
62,044	CK HUTCHISON HOLDINGS LTD.	421,486	788,708
36,500	CLP HOLDINGS LTD.	253,113	377,169
27,000	GALAXY ENTERTAINMENT GROUP LTD.	67,479	101,645
35,600	HANG SENG BANK LTD.	529,648	635,682
19,033	HENDERSON LAND DEVELOPMENT CO. LTD.	45,544	112,877
30,173	HONG KONG & CHINA GAS CO. LTD.	48,804	56,951
15,300	HONG KONG EXCHANGES AND CLEARING LTD.	280,214	402,009
400	HOPEWELL HIGHWAY INFRASTRUCTURE LTD.	229	244
12,000	HYSAN DEVELOPMENT CO. LTD.	49,052	56,237
5,100	JARDINE MATHESON HOLDINGS LTD.	286,187	309,111
40,500	LINK REIT	84,195	297,625
199,000	LUK FOOK HOLDINGS INTERNATIONAL LTD.	628,344	487,468
30,500	MTR CORP. LTD.	88,703	167,907
43,500	NWS HOLDINGS LTD.	52,824	72,571
2,768,408	PAX GLOBAL TECHNOLOGY LTD.	1,536,264	2,034,439
190,000	PCCW LTD.	77,805	116,601
24,000	POWER ASSETS HOLDINGS LTD.	139,092	233,923
189,200	SANDS CHINA LTD.	599,483	820,816
1,143,324	SINO BIOPHARMACEUTICAL LTD.	794,950	767,975
33,400	SINO LAND CO. LTD.	39,470	59,080
566,000	SITOY GROUP HOLDINGS LTD.	361,652	213,808
256,000	STELLA INTERNATIONAL HOLDINGS LTD.	679,964	436,326
10,000	SUN HUNG KAI PROPERTIES LTD.	87,738	150,972
19,000	SWIRE PACIFIC LTD., CLASS A	127,857	204,663
287,400	TECHTRONIC INDUSTRIES CO. LTD.	543,999	1,122,714
3,000	TELEVISION BROADCASTS LTD.	9,222	11,449
665,000	VALUE PARTNERS GROUP LTD.	409,258	682,456
163,000	VINDA INTERNATIONAL HOLDINGS LTD.	291,660	320,687
88,000	VTECH HOLDINGS LTD.	1,043,083	1,003,507
83,500	WH GROUP LTD.(e)	45,547	67,176
23,000	WHEELOCK & CO. LTD.	48,337	135,662
35,900	YINGDE GASES GROUP CO. LTD.	32,492	14,209
15,000	YUE YUEN INDUSTRIAL HOLDINGS LTD.	30,233	61,884
		11,734,971	15,604,465	2.97%
India:
207,810	DEWAN HOUSING FINANCE CORP. LTD.	674,954	885,798

48	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
India (Cont’d):
83,514	HCL TECHNOLOGIES LTD.	$920,782	1,003,347
29,755	HDFC BANK LTD. ADR(d)	1,677,613	2,139,087
265,186	JAIN IRRIGATION SYSTEMS LTD.	293,402	356,675
		3,566,751	4,384,907	0.83%
Ireland:
22,041	ACCENTURE PLC, CLASS A	2,079,011	2,692,749
2,583	AERCAP HOLDINGS N.V.(b)	99,027	99,420
22,330	CRH PLC	425,003	746,637
121,034	EXPERIAN PLC	2,003,763	2,422,200
17,926	ICON PLC(b)	1,189,763	1,386,935
15,487	JAMES HARDIE INDUSTRIES PLC - CDI	160,183	240,852
2,678	KERRY GROUP PLC, CLASS A	177,975	223,098
25,175	MEDTRONIC PLC	1,875,016	2,175,120
997	PADDY POWER BETFAIR PLC	117,172	112,782
		8,126,913	10,099,793	1.92%
Israel:
31,127	BANK HAPOALIM B.M.	129,966	176,639
52,044	BANK LEUMI LE-ISRAEL B.M.(b)	188,059	197,957
50,000	CAESARSTONE LTD.(b)	2,209,855	1,885,500
1,141	CHECK POINT SOFTWARE TECHNOLOGIES LTD.(b)	88,908	88,553
298,368	MAGIC SOFTWARE ENTERPRISES LTD.	1,911,829	2,133,331
5,900	MIZRAHI TEFAHOT BANK LTD.	51,135	75,041
2,471	MOBILEYE N.V.(b)	94,060	105,191
1,494	NICE LTD.	50,675	100,055
148,397	SAPIENS INTERNATIONAL CORP. N.V.	1,649,197	1,895,030
14,936	TEVA PHARMACEUTICAL INDUSTRIES LTD. ADR(d)	605,118	687,205
		6,978,802	7,344,502	1.40%
Italy:
4,010	ASSICURAZIONI GENERALI S.P.A.	55,931	48,920
5,758	ATLANTIA S.P.A.	117,756	146,118
121,539	AZIMUT HOLDING S.P.A.	1,757,972	1,788,554
25,272	BANCA MEDIOLANUM S.P.A.	87,322	167,497
131,314	ENEL S.P.A.	489,833	585,326
37,338	ENI S.P.A.	557,948	537,718
3,610	EXOR S.P.A.	90,616	146,193
6,101	FERRARI N.V.	258,153	316,840
1,022	FERRARI N.V.	9,333	53,011
61,846	INTERPUMP GROUP S.P.A.	907,225	1,053,931
177,988	INTESA SANPAOLO S.P.A.	307,053	394,687
10,070	LEONARDO-FINMECCANICA S.P.A.(b)	50,331	114,139
6,211	LUXOTTICA GROUP S.P.A.	288,237	296,667
10,830	MEDIOBANCA S.P.A.	70,955	70,440
24,856	POSTE ITALIANE S.P.A.(e)	170,329	170,464
4,438	PRYSMIAN S.P.A.	86,023	116,260
695	RIZZOLI CORRIERE DELLA SERA MEDIAGROUP S.P.A.(b)	460	732
57,530	SNAM S.P.A.	249,716	318,996
30,527	TENARIS S.A.	385,417	434,829
34,652	TERNA RETE ELETTRICA NAZIONALE S.P.A.	130,368	178,594
165,680	UNICREDIT S.P.A.	396,841	385,634
61,811	UNIONE DI BANCHE ITALIANE S.P.A.	173,959	142,343
95,230	UNIPOLSAI S.P.A.	153,826	154,902
		6,795,604	7,622,795	1.45%
Japan:
1,400	ABC-MART, INC.	51,583	94,709
14,200	AEON CO. LTD.	162,360	208,508
6,300	AEON FINANCIAL SERVICE CO. LTD.	81,451	109,033
2,300	AISIN SEIKI CO. LTD.	37,584	104,221
15,000	AJINOMOTO CO., INC.	116,767	331,714
2,500	ALFRESA HOLDINGS CORP.	24,420	52,438
2,000	AMADA HOLDINGS CO. LTD.	10,582	20,591
28,000	ANA HOLDINGS, INC.	71,669	75,574
55,600	ANRITSU CORP.	318,676	315,819
43,000	AOZORA BANK LTD.	140,314	147,143
75,792	ARCLAND SERVICE HOLDINGS CO. LTD.	1,463,181	2,302,050
32,700	ASAHI CO. LTD.	508,794	405,021
6,600	ASAHI GROUP HOLDINGS LTD.	116,505	238,604

49	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
36,000	ASAHI KASEI CORP.	$181,568	284,294
50,100	ASICS CORP.	738,235	999,480
37,000	ASTELLAS PHARMA, INC.	236,149	574,128
1,500	BANDAI NAMCO HOLDINGS, INC.	14,652	45,486
33,000	BANK OF KYOTO (THE) LTD.	216,700	238,864
13,800	BRIDGESTONE CORP.	205,726	504,342
5,200	BROTHER INDUSTRIES LTD.	38,445	90,303
23,200	BUNKA SHUTTER CO. LTD.	166,402	183,028
8,500	CANON, INC.	237,534	245,055
18,300	CAPCOM CO. LTD.	332,655	446,650
3,800	CASIO COMPUTER CO. LTD.	51,908	52,575
2,800	CENTRAL JAPAN RAILWAY CO.	246,680	475,203
9,700	CHUBU ELECTRIC POWER CO., INC.	128,683	140,232
5,300	CHUGAI PHARMACEUTICAL CO. LTD.	109,129	189,986
7,900	CITIZEN HOLDINGS CO. LTD.	31,582	40,978
14,057	CONCORDIA FINANCIAL GROUP LTD.	68,002	60,675
20,736	CREDIT SAISON CO. LTD.	230,609	341,289
6,000	DAI NIPPON PRINTING CO. LTD.	55,038	58,340
60,200	DAIBIRU CORP.	596,811	544,979
16,500	DAI-ICHI LIFE INSURANCE (THE) CO. LTD.	198,959	223,162
13,600	DAIICHI SANKYO CO. LTD.	229,746	323,889
4,500	DAIKIN INDUSTRIES LTD.	124,473	414,965
1,200	DAITO TRUST CONSTRUCTION CO. LTD.	117,985	191,411
10,000	DAIWA HOUSE INDUSTRY CO. LTD.	103,706	271,732
38,000	DAIWA SECURITIES GROUP, INC.	169,709	211,500
8,200	DENSO CORP.	185,234	323,455
3,500	DENTSU, INC.	82,437	176,372
41,700	DESCENTE LTD.	242,140	535,000
114,000	DOWA HOLDINGS CO. LTD.	673,137	790,316
7,200	EAST JAPAN RAILWAY CO.	410,751	644,702
3,400	EISAI CO. LTD.	112,861	210,796
1,800	FAMILYMART UNY HOLDINGS CO. LTD.	52,590	119,639
3,100	FANUC CORP.	243,447	520,004
1,400	FAST RETAILING CO. LTD.	214,903	445,797
21,000	FUJI ELECTRIC CO. LTD.	51,969	95,262
13,500	FUJI HEAVY INDUSTRIES LTD.	263,117	499,901
29,700	FUJI OIL HOLDINGS, INC.	442,260	604,807
9,600	FUJIFILM HOLDINGS CORP.	198,127	351,983
24,000	FUJITSU LTD.	95,426	127,804
70,000	FUKUOKA FINANCIAL GROUP, INC.	230,551	287,856
3,200	FURUKAWA ELECTRIC CO. LTD.	65,376	86,307
12,000	GS YUASA CORP.	47,814	48,992
226,900	GUNGHO ONLINE ENTERTAINMENT, INC.	551,394	552,678
49,500	HACHIJUNI BANK (THE) LTD.	214,554	255,298
3,000	HAMAMATSU PHOTONICS K.K.	52,686	91,268
4,400	HANKYU HANSHIN HOLDINGS, INC.	117,409	150,565
525	HIROSE ELECTRIC CO. LTD.	48,402	68,340
2,000	HISAMITSU PHARMACEUTICAL CO., INC.	82,834	107,095
158,000	HITACHI LTD.	579,912	730,130
21,200	HITACHI METALS LTD.	202,414	257,565
7,300	HOKURIKU ELECTRIC POWER CO.	76,486	88,330
25,400	HONDA MOTOR CO. LTD.	620,666	723,263
5,900	HOYA CORP.	132,155	234,941
5,700	HULIC CO. LTD.	57,228	57,616
55,900	IDOM, INC.	341,758	311,459
2,500	IIDA GROUP HOLDINGS CO. LTD.	44,925	49,899
5,400	ISETAN MITSUKOSHI HOLDINGS LTD.	49,917	52,666
4,800	ISUZU MOTORS LTD.	58,573	55,832
27,200	ITOCHU CORP.	291,860	338,508
4,000	J FRONT RETAILING CO. LTD.	31,099	51,871
6,800	JAPAN AIRLINES CO. LTD.	212,347	198,424
7,000	JAPAN EXCHANGE GROUP, INC.	56,090	108,032
4,100	JAPAN POST BANK CO. LTD.	50,930	48,316
8,600	JAPAN POST HOLDINGS CO. LTD.	102,805	107,113
16	JAPAN PRIME REALTY INVESTMENT CORP.	56,433	72,107
177,841	JAPAN PROPERTY MANAGEMENT CENTER CO. LTD.	2,351,097	2,220,272
25	JAPAN REAL ESTATE INVESTMENT CORP.	125,468	149,154
33	JAPAN RETAIL FUND INVESTMENT CORP.	60,174	81,390

50	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
20,800	JAPAN TOBACCO, INC.	$630,747	844,881
4,000	JGC CORP.	53,048	68,833
3,100	JSR CORP.	39,530	48,271
5,000	JTEKT CORP.	36,670	74,059
13,300	JX HOLDINGS, INC.	63,457	53,394
13,000	KAJIMA CORP.	44,950	90,252
111,838	KAKAKU.COM, INC.	1,732,717	2,010,558
18,000	KANSAI ELECTRIC POWER (THE) CO., INC.(b)	164,557	162,454
3,100	KANSAI PAINT CO. LTD.	29,763	67,347
10,000	KAO CORP.	208,279	561,215
35,000	KAWASAKI HEAVY INDUSTRIES LTD.	71,135	106,997
42,762	KDDI CORP.	535,051	1,313,580
13,000	KEIKYU CORP.	95,311	134,865
5,000	KEIO CORP.	28,322	43,390
2,500	KEISEI ELECTRIC RAILWAY CO. LTD.	23,110	61,955
4,181	KEYENCE CORP.	1,737,654	3,028,808
6,000	KIKKOMAN CORP.	52,867	190,523
35,000	KINTETSU GROUP HOLDINGS CO. LTD.	106,062	145,999
12,000	KIRIN HOLDINGS CO. LTD.	132,745	197,801
23,800	KOBAYASHI PHARMACEUTICAL CO. LTD.	636,640	1,234,535
2,200	KOMATSU LTD.	50,481	49,790
2,300	KONAMI HOLDINGS CORP.	50,313	88,344
7,000	KONICA MINOLTA, INC.	53,139	58,676
15,300	KOSHIDAKA HOLDINGS CO. LTD.	322,095	259,363
21,000	KUBOTA CORP.	129,774	313,431
4,300	KURITA WATER INDUSTRIES LTD.	96,931	101,346
75,000	KYB CORP.	274,623	332,084
8,600	KYOCERA CORP.	348,770	409,031
5,000	KYOWA HAKKO KIRIN CO. LTD.	54,616	78,201
6,500	KYUSHU ELECTRIC POWER CO., INC.	59,661	60,638
32,300	LAOX CO. LTD.(b)	237,512	230,293
2,800	LAWSON, INC.	120,035	220,068
2,500	LIXIL GROUP CORP.	34,617	53,178
2,400	M3, INC.	51,468	81,416
1,600	MAKITA CORP.	82,169	112,973
10,600	MARUBENI CORP.	53,447	53,886
6,500	MARUI GROUP CO. LTD.	32,287	85,124
1,700	MARUICHI STEEL TUBE LTD.	49,299	58,340
11,400	MAZDA MOTOR CORP.	95,886	172,172
1,700	MCDONALD’S HOLDINGS CO. JAPAN LTD.	47,952	49,958
2,400	MEIJI HOLDINGS CO. LTD.	38,749	236,438
28,200	MEITEC CORP.	635,963	985,839
1,300	MIRACA HOLDINGS, INC.	50,134	64,228
40,000	MITSUBISHI CHEMICAL HOLDINGS CORP.	161,621	247,798
19,400	MITSUBISHI CORP.	267,391	437,148
46,000	MITSUBISHI ELECTRIC CORP.	389,405	581,776
27,000	MITSUBISHI ESTATE CO. LTD.	353,310	502,697
8,500	MITSUBISHI GAS CHEMICAL CO., INC.	75,149	120,788
103,000	MITSUBISHI HEAVY INDUSTRIES LTD.	349,475	425,692
4,000	MITSUBISHI LOGISTICS CORP.	45,017	57,236
1,800	MITSUBISHI MATERIALS CORP.	47,129	48,637
3,800	MITSUBISHI TANABE PHARMA CORP.	49,996	80,755
220,200	MITSUBISHI UFJ FINANCIAL GROUP, INC.	1,041,121	1,096,820
27,000	MITSUBISHI UFJ LEASE & FINANCE CO. LTD.	83,878	122,479
25,500	MITSUI & CO. LTD.	248,595	349,665
37,000	MITSUI CHEMICALS, INC.	87,469	174,045
38,000	MITSUI FUDOSAN CO. LTD.	832,017	800,247
3,000	MITSUI MINING & SMELTING CO. LTD.	5,391	6,213
43,000	MITSUI OSK LINES LTD.	90,360	98,802
370,200	MIZUHO FINANCIAL GROUP, INC.	565,773	615,509
9,780	MS&AD INSURANCE GROUP HOLDINGS, INC.	217,632	269,033
4,800	MURATA MANUFACTURING CO. LTD.	304,817	616,774
94,000	NACHI-FUJIKOSHI CORP.	454,777	341,127
10,000	NAGOYA RAILROAD CO. LTD.	46,935	54,139
60,000	NEC CORP.	147,482	153,247
6,000	NGK INSULATORS LTD.	83,964	123,012
3,000	NGK SPARK PLUG CO. LTD.	28,359	52,276
6,000	NH FOODS LTD.	72,315	144,135

51	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
4,300	NIDEC CORP.	$158,515	392,748
69,004	NIHON M&A CENTER, INC.	1,361,257	2,119,693
30,900	NIHON PARKERIZING CO. LTD.	408,444	445,803
3,500	NIKON CORP.	39,528	51,911
2,600	NINTENDO CO. LTD.	285,625	682,146
22	NIPPON BUILDING FUND, INC.	90,970	139,066
17,000	NIPPON EXPRESS CO. LTD.	60,747	78,793
2,900	NIPPON PAINT HOLDINGS CO. LTD.	67,323	95,804
2,500	NIPPON STEEL & SUMITOMO METAL CORP.	53,262	50,700
15,200	NIPPON TELEGRAPH & TELEPHONE CORP.	342,697	691,611
5,000	NISSAN CHEMICAL INDUSTRIES LTD.	50,851	150,634
34,600	NISSAN MOTOR CO. LTD.	316,967	335,303
3,670	NISSHIN SEIFUN GROUP, INC.	31,991	55,518
1,200	NISSIN FOODS HOLDINGS CO. LTD.	43,959	72,541
2,700	NITORI HOLDINGS CO. LTD.	87,310	320,842
4,000	NITTO DENKO CORP.	125,248	256,634
3,100	NOK CORP.	51,304	66,980
97,400	NOMURA HOLDINGS, INC.	360,220	428,481
34	NOMURA REAL ESTATE MASTER FUND, INC.	46,931	56,664
2,970	NOMURA RESEARCH INSTITUTE LTD.	43,930	101,631
7,000	NSK LTD.	50,459	70,825
1,400	NTT DATA CORP.	36,520	69,444
30,800	NTT DOCOMO, INC.	528,835	778,163
6,500	NTT URBAN DEVELOPMENT CORP.	52,710	62,369
12,000	OBAYASHI CORP.	48,665	117,982
3,500	ODAKYU ELECTRIC RAILWAY CO. LTD.	61,549	77,314
15,000	OJI HOLDINGS CORP.	59,820	58,873
5,200	OLYMPUS CORP.	74,960	179,478
5,800	OMRON CORP.	167,504	206,193
6,500	ONO PHARMACEUTICAL CO. LTD.	91,741	179,895
8,000	ONWARD HOLDINGS CO. LTD.	54,094	57,354
4,800	ORIENTAL LAND CO. LTD.	113,097	290,353
13,500	ORIX CORP.	156,751	196,699
37,000	OSAKA GAS CO. LTD.	121,878	154,013
8,700	OTSUKA HOLDINGS CO. LTD.	264,752	393,711
36,000	PANASONIC CORP.	242,139	355,722
2,600	PARK24 CO. LTD.	51,627	84,098
18,000	RAKUTEN, INC.	129,866	232,710
1,600	RECRUIT HOLDINGS CO. LTD.	50,223	64,849
23,800	RESONA HOLDINGS, INC.	94,827	99,115
30,100	RICOH CO. LTD.	248,535	270,115
1,200	RINNAI CORP.	52,047	110,645
4,200	ROHM CO. LTD.	166,807	218,687
13,000	SANTEN PHARMACEUTICAL CO. LTD.	85,886	190,119
13,720	SBI HOLDINGS, INC.	111,165	161,818
3,400	SECOM CO. LTD.	133,812	251,735
7,300	SEGA SAMMY HOLDINGS, INC.	68,324	103,304
3,600	SEIKO EPSON CORP.	55,145	68,588
13,000	SEKISUI CHEMICAL CO. LTD.	66,177	185,247
9,800	SEKISUI HOUSE LTD.	105,606	165,355
13,500	SEVEN & I HOLDINGS CO. LTD.	310,012	633,297
10,600	SHIKOKU ELECTRIC POWER CO., INC.	107,466	104,009
4,000	SHIMADZU CORP.	25,419	60,392
1,000	SHIMAMURA CO. LTD.	61,206	120,901
1,500	SHIMANO, INC.	58,204	220,699
10,000	SHIN-ETSU CHEMICAL CO. LTD.	508,153	690,499
41,600	SHINKO PLANTECH CO. LTD.	342,251	294,960
5,600	SHIONOGI & CO. LTD.	137,671	284,515
5,900	SHISEIDO CO. LTD.	88,706	155,027
1,100	SMC CORP.	155,380	313,387
91,760	SMS CO. LTD.	1,221,902	2,429,620
18,400	SOFTBANK GROUP CORP.	412,233	1,183,421
9,000	SOMPO JAPAN NIPPONKOA HOLDINGS, INC.	202,248	263,197
20,400	SONY CORP.	308,420	662,464
13,100	SQUARE ENIX HOLDINGS CO. LTD.	160,290	448,272
50,600	STANLEY ELECTRIC CO. LTD.	739,234	1,350,764
1,000	SUGI HOLDINGS CO. LTD.	49,212	54,041
25,000	SUMITOMO CHEMICAL CO. LTD.	74,256	109,709

52	(Continued)

CLEARWATER INVESTMENT TRUST
Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Japan (Cont’d):
32,400	SUMITOMO CORP.	$311,418	358,811
4,000	SUMITOMO DAINIPPON PHARMA CO. LTD.	45,511	76,801
14,800	SUMITOMO ELECTRIC INDUSTRIES LTD.	148,166	206,664
12,000	SUMITOMO HEAVY INDUSTRIES LTD.	39,379	58,459
18,000	SUMITOMO METAL MINING CO. LTD.	187,124	246,112
41,000	SUMITOMO MITSUI FINANCIAL GROUP, INC.	1,267,071	1,366,599
16,331	SUMITOMO MITSUI TRUST HOLDINGS, INC.	491,049	526,625
6,000	SUMITOMO REALTY & DEVELOPMENT CO. LTD.	163,837	153,691
61,700	SUMITOMO RUBBER INDUSTRIES LTD.	734,933	923,629
2,600	SUNTORY BEVERAGE & FOOD LTD.	115,432	111,533
9,300	SUZUKI MOTOR CORP.	199,522	308,151
25,485	SYSMEX CORP.	582,414	1,869,813
7,200	T&D HOLDINGS, INC.	71,473	80,197
43,000	TAIHEIYO CEMENT CORP.	104,143	122,548
17,000	TAISEI CORP.	55,809	126,572
1,000	TAISHO PHARMACEUTICAL HOLDINGS CO. LTD.	68,094	101,770
5,500	TAIYO NIPPON SANSO CORP.	49,981	56,733
10,000	TAKASHIMAYA CO. LTD.	63,872	81,456
10,300	TAKEDA PHARMACEUTICAL CO. LTD.	386,516	489,886
1,100	TDK CORP.	52,815	72,679
13,100	TECHNOPRO HOLDINGS, INC.	449,802	491,549
5,800	TEIJIN LTD.	67,529	111,419
5,200	TERUMO CORP.	95,419	198,195
2,000	THK CO. LTD.	29,290	38,894
10,000	TOBU RAILWAY CO. LTD.	45,964	50,589
2,200	TOHO CO. LTD.	42,502	72,462
17,000	TOHO GAS CO. LTD.	81,221	158,089
7,200	TOHOKU ELECTRIC POWER CO., INC.	56,650	93,368
16,400	TOKIO MARINE HOLDINGS, INC.	426,902	620,064
49,300	TOKYO ELECTRIC POWER CO. HOLDINGS, INC.(b)	205,470	211,484
21,000	TOKYO ELECTRON LTD.	1,097,095	1,838,341
30,000	TOKYO GAS CO. LTD.	103,615	132,420
25,000	TOKYU CORP.	103,448	189,340
60,200	TOKYU FUDOSAN HOLDINGS CORP.	292,568	323,544
28,000	TONENGENERAL SEKIYU K.K.	263,514	281,643
21,000	TORAY INDUSTRIES, INC.	104,587	202,741
39,000	TOSHIBA CORP.(b)	88,294	128,840
3,000	TOTO LTD.	30,029	112,273
3,000	TOYO SUISAN KAISHA LTD.	74,690	126,325
5,600	TOYOTA INDUSTRIES CORP.	168,810	256,792
48,862	TOYOTA MOTOR CORP.	1,707,201	2,784,611
7,300	TOYOTA TSUSHO CORP.	136,342	167,805
2,500	TREND MICRO, INC.	74,501	86,534
61,000	TSUGAMI CORP.	318,601	316,414
41,300	TSUMURA & CO.	948,846	1,166,851
19,262	TSURUHA HOLDINGS, INC.	706,440	2,211,032
8,000	UBE INDUSTRIES LTD.	13,963	15,147
7,800	UNICHARM CORP.	68,795	200,644
34	UNITED URBAN INVESTMENT CORP.	52,061	61,861
35,300	USHIO, INC.	395,202	401,718
4,900	USS CO. LTD.	56,003	82,049
4,100	WEST JAPAN RAILWAY CO.	134,756	252,214
31,000	YAHOO JAPAN CORP.	92,200	122,893
1,900	YAKULT HONSHA CO. LTD.	48,815	85,065
16,300	YAMADA DENKI CO. LTD.	56,674	80,371
12,000	YAMAGUCHI FINANCIAL GROUP, INC.	112,747	126,976
8,300	YAMAHA MOTOR CO. LTD.	106,577	165,337
4,700	YAMATO HOLDINGS CO. LTD.	81,942	108,618
4,000	YAMAZAKI BAKING CO. LTD.	44,679	97,628
5,000	YASKAWA ELECTRIC CORP.	48,019	73,862
4,600	YOKOGAWA ELECTRIC CORP.	49,277	60,559
		60,313,104	89,776,420	17.08%
Mexico:
6,107	FRESNILLO PLC	85,635	143,589
453,934	WAL-MART DE MEXICO S.A.B. DE C.V.	1,381,919	996,841
		1,467,554	1,140,430	0.22%

53	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Netherlands:
34,440	AALBERTS INDUSTRIES N.V.	$658,961	1,174,186
2,577	ABN AMRO GROUP N.V. - CVA(e)	50,999	53,324
23,580	ACCELL GROUP	391,077	599,569
31,291	AEGON N.V.	114,051	119,899
4,809	AKZO NOBEL N.V.	214,185	325,698
10,414	ALTICE N.V., CLASS A(b)	150,435	186,826
3,262	ALTICE N.V., CLASS B(b)	50,824	58,740
42,890	ARCADIS N.V.	1,006,886	617,192
82,680	ARCELORMITTAL(b)	380,361	506,002
8,748	ASML HOLDING N.V.	251,458	960,006
18,089	CORE LABORATORIES N.V.	2,061,745	2,031,937
849	GEMALTO N.V.	46,638	54,439
2,239	HEINEKEN HOLDING N.V.	116,937	179,534
3,883	HEINEKEN N.V.	148,037	341,586
263,720	ING GROEP N.V.	2,362,233	3,255,786
22,168	KONINKLIJKE AHOLD DELHAIZE N.V.	300,360	505,270
3,281	KONINKLIJKE DSM N.V.	122,903	221,732
51,375	KONINKLIJKE KPN N.V.	108,346	170,539
20,095	KONINKLIJKE PHILIPS N.V.	343,642	595,495
2,816	NN GROUP N.V.	82,683	86,518
4,877	NXP SEMICONDUCTORS N.V.(b)	393,113	497,503
3,084	OCI N.V.(b)	51,979	45,505
8,430	QIAGEN N.V.(b)	119,420	232,059
3,238	RANDSTAD HOLDING N.V.	99,928	147,497
51,258	REFRESCO GROUP N.V.(e)	848,396	852,194
62,060	ROYAL DUTCH SHELL PLC, CLASS A	1,466,820	1,539,604
91,873	ROYAL DUTCH SHELL PLC, CLASS B	2,063,166	2,378,051
6,193	WOLTERS KLUWER N.V.	101,075	265,023
		14,106,658	18,001,714	3.42%
New Zealand:
16,545	AUCKLAND INTERNATIONAL AIRPORT LTD.	50,086	88,547
14,416	CONTACT ENERGY LTD.	50,815	52,905
7,256	FLETCHER BUILDING LTD.	34,509	56,692
8,264	RYMAN HEALTHCARE LTD.	47,891	57,948
18,050	SKYCITY ENTERTAINMENT GROUP LTD.	49,428	60,195
243,839	SPARK NEW ZEALAND LTD.	569,401	640,960
		802,130	957,247	0.18%
Norway:
60,330	AKER SOLUTIONS ASA(b)	565,857	282,082
13,773	DNB ASA	87,874	180,376
2,929	GJENSIDIGE FORSIKRING ASA	46,151	54,663
46,372	NORSK HYDRO ASA	176,415	199,824
97,615	ORKLA ASA	664,869	1,008,556
1,668	SCHIBSTED ASA, CLASS A	51,383	48,968
1,823	SCHIBSTED ASA, CLASS B	51,163	48,821
12,324	STATOIL ASA	214,424	206,412
2,940	TGS NOPEC GEOPHYSICAL CO. ASA	49,354	52,956
60,850	TOMRA SYSTEMS ASA	503,097	705,956
4,000	YARA INTERNATIONAL ASA	109,527	132,890
		2,520,114	2,921,504	0.56%
Philippines:
386,461	METROPOLITAN BANK & TRUST CO.	658,640	679,763
3,065,000	VISTA LAND & LIFESCAPES, INC.	315,280	340,661
		973,920	1,020,424	0.19%
Poland:
7,430	CCC S.A.	326,018	343,918
		326,018	343,918	0.07%
Portugal:
20,567	EDP - ENERGIAS DE PORTUGAL S.A.	48,529	69,058
9,017	JERONIMO MARTINS SGPS S.A.	108,250	156,345
		156,779	225,403	0.04%
Russia:
69,290	YANDEX N.V., CLASS A(b)	1,540,112	1,458,554
		1,540,112	1,458,554	0.28%

54	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Singapore:
31,000	ASCENDAS REAL ESTATE INVESTMENT TRUST	$51,580	57,285
28,500	CAPITALAND LTD.	45,291	66,877
36,000	CAPITALAND MALL TRUST	34,133	57,285
8,300	CITY DEVELOPMENTS LTD.	45,519	55,204
32,000	COMFORTDELGRO CORP. LTD.	49,631	65,938
45,300	DBS GROUP HOLDINGS LTD.	343,605	511,232
93,100	GENTING SINGAPORE PLC	46,421	51,203
80,000	KEPPEL CORP. LTD.	278,811	316,199
7,840	KEPPEL REIT	3,213	6,410
8,000	OVERSEA-CHINESE BANKING CORP. LTD.	48,344	50,744
86,700	SEMBCORP INDUSTRIES LTD.	171,183	164,665
12,000	SINGAPORE AIRLINES LTD.	70,334	92,484
22,000	SINGAPORE EXCHANGE LTD.	89,894	119,542
26,000	SINGAPORE PRESS HOLDINGS LTD.	44,166	72,641
29,900	SINGAPORE TECHNOLOGIES ENGINEERING LTD.	69,166	70,820
335,200	SINGAPORE TELECOMMUNICATIONS LTD.	781,137	975,833
4,600	UNITED OVERSEAS BANK LTD.	26,071	63,517
15,000	UOL GROUP LTD.	49,917	61,707
35,400	WILMAR INTERNATIONAL LTD.	68,955	83,587
		2,317,371	2,943,173	0.56%
South Africa:
11,111	INVESTEC PLC	66,959	67,831
116,586	SHOPRITE HOLDINGS LTD.	2,115,605	1,626,045
		2,182,564	1,693,876	0.32%
South Korea:
61,397	BNK FINANCIAL GROUP, INC.	682,218	478,310
98,240	DGB FINANCIAL GROUP, INC.	1,026,601	805,472
5,243	HYUNDAI MIPO DOCKYARD CO. LTD.(b)	581,800	353,231
11,741	KIA MOTORS CORP.	539,610	449,342
4,478	KIWOOM SECURITIES CO. LTD.	242,864	291,120
16,779	KOREA INVESTMENT HOLDINGS CO. LTD.	620,530	620,824
2,061	SAMSUNG ELECTRONICS CO. LTD.	2,458,779	2,990,401
		6,152,402	5,988,700	1.14%
Spain:
29,154	ABERTIS INFRAESTRUCTURAS S.A.	449,127	453,917
1,260	ACCIONA S.A.	78,312	95,215
759	AENA S.A.(e)	68,300	111,949
15,544	AMADEUS IT GROUP S.A.	578,465	776,506
127,837	BANCO BILBAO VIZCAYA ARGENTARIA S.A.	731,627	772,886
54,955	BANCO SANTANDER S.A.	255,995	243,663
7,551	BANKINTER S.A.	51,111	53,711
96,203	CAIXABANK S.A.	236,376	243,049
1,388	CONSTRUCCIONES Y AUXILIAR DE FERROCARRILES S.A.	645,501	557,885
24,400	DISTRIBUIDORA INTERNACIONAL DE ALIMENTACION S.A.	138,507	151,055
6,512	ENAGAS S.A.	118,772	195,866
11,416	ENDESA S.A.	234,852	244,685
3,362	FERROVIAL S.A.	50,676	71,569
22,722	GAS NATURAL SDG S.A.	408,386	466,975
9,879	GRIFOLS S.A.	190,868	212,851
73,587	IBERDROLA S.A.	391,740	500,282
53,349	INDUSTRIA DE DISENO TEXTIL S.A.	1,481,089	1,977,677
21,686	MAPFRE S.A.	49,735	60,659
11,356	RED ELECTRICA CORP. S.A.	121,909	244,994
47,502	REPSOL S.A.	577,917	644,339
14,177	TECNICAS REUNIDAS S.A.	514,900	552,543
52,548	TELEFONICA S.A.	501,027	532,154
		7,875,192	9,164,430	1.74%
Sweden:
22,200	ASSA ABLOY AB, CLASS B	89,466	451,049
17,828	ATLAS COPCO AB, CLASS A	275,239	536,785
13,024	ATLAS COPCO AB, CLASS B	226,073	355,857
3,519	BOLIDEN AB	59,035	82,696
31,182	BULTEN AB	262,010	354,390
145,247	CELLAVISION AB	1,032,264	1,574,576
92,170	CLOETTA AB, CLASS B	309,534	334,136

55	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Sweden (Cont’d):
29,850	DUNI AB	$262,610	454,076
7,501	ELECTROLUX AB, CLASS B	95,788	188,076
13,617	HENNES & MAURITZ AB, CLASS B	275,442	384,123
4,591	HEXAGON AB, CLASS B	86,469	200,470
17,500	HUSQVARNA AB, CLASS B	64,201	152,687
8,270	INDUSTRIVARDEN AB, CLASS C	85,948	152,987
10,953	INVESTOR AB, CLASS B	150,033	400,517
3,000	KINNEVIK AB, CLASS B	51,225	76,514
3,301	LUNDIN PETROLEUM AB(b)	46,596	60,373
41,436	NORDEA BANK AB	232,747	411,278
13,973	SANDVIK AB	86,678	153,676
13,348	SECURITAS AB, CLASS B	106,689	223,743
83,628	SKANDINAVISKA ENSKILDA BANKEN AB, CLASS A	577,532	840,296
4,287	SKANSKA AB, CLASS B	53,143	100,094
2,910	SKF AB, CLASS B	46,158	50,237
12,644	SVENSKA CELLULOSA AB S.C.A., CLASS B	187,887	375,541
61,429	SVENSKA HANDELSBANKEN AB, CLASS A	588,266	844,230
5,879	SWEDBANK AB, CLASS A	114,588	138,155
25,782	TELEFONAKTIEBOLAGET LM ERICSSON, CLASS B	184,162	186,179
87,132	TELIA CO. AB	379,436	390,219
1,600	TETHYS OIL AB	10,984	11,284
66,010	THULE GROUP AB (THE)(e)	805,989	1,127,252
25,108	VOLVO AB, CLASS B	162,740	286,529
		6,908,932	10,898,025	2.07%
Switzerland:
163,668	ABB LTD. (REGISTERED)(b)	3,014,761	3,674,317
1,807	ACTELION LTD. (REGISTERED)(b)	109,134	312,854
18,852	ADECCO GROUP A.G. (REGISTERED)	841,205	1,061,456
3,027	ARYZTA A.G.(b)	88,968	134,322
484	BALOISE HOLDING A.G. (REGISTERED)	26,452	58,538
88	BARRY CALLEBAUT A.G. (REGISTERED)(b)	88,741	116,941
3,470	BASILEA PHARMACEUTICA A.G. (REGISTERED)(b)	261,957	274,671
3,330	BUCHER INDUSTRIES A.G. (REGISTERED)	766,235	833,271
35	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (PARTICIPATION CERTIFICATE)	50,308	202,290
3	CHOCOLADEFABRIKEN LINDT & SPRUENGLI A.G. (REGISTERED)	75,352	204,750
22,607	CHUBB LTD.	1,821,921	2,840,570
26,183	CIE FINANCIERE RICHEMONT S.A. (REGISTERED)	1,633,386	1,595,506
2,819	COCA-COLA HBC A.G. - CDI(b)	52,202	65,477
22,609	CREDIT SUISSE GROUP A.G. (REGISTERED)(b)	257,935	295,790
521	DUFRY A.G. (REGISTERED)(b)	59,186	65,212
110	EMS-CHEMIE HOLDING A.G. (REGISTERED)	45,821	59,048
990	GEBERIT A.G. (REGISTERED)	85,632	433,501
201	GIVAUDAN S.A. (REGISTERED)	184,207	409,034
124,017	GLENCORE PLC(b)	271,249	341,020
4,134	JULIUS BAER GROUP LTD.(b)	87,890	168,211
348	KUEHNE + NAGEL INTERNATIONAL A.G. (REGISTERED)	46,581	50,507
5,569	LAFARGEHOLCIM LTD. (REGISTERED)(b)	193,725	300,950
28,280	LOGITECH INTERNATIONAL S.A. (REGISTERED)	243,257	635,169
1,082	LONZA GROUP A.G. (REGISTERED)(b)	80,211	206,710
95,561	NESTLE S.A. (REGISTERED)	3,991,061	7,529,794
61,370	NOVARTIS A.G. (REGISTERED)	3,000,491	4,826,215
11,805	PANALPINA WELTTRANSPORT HOLDING A.G. (REGISTERED)	985,400	1,644,073
8,225	PARGESA HOLDING S.A. (BEARER)	522,375	563,432
136	PARTNERS GROUP HOLDING A.G.	47,269	68,595
12,561	ROCHE HOLDING A.G. (GENUSSCHEIN)	1,652,055	3,116,007
1,381	SCHINDLER HOLDING A.G. (PARTICIPATION CERTIFICATE)	108,493	259,000
589	SCHINDLER HOLDING A.G. (REGISTERED)	68,597	111,313
999	SGS S.A. (REGISTERED)	2,048,869	2,236,567
77	SIKA A.G. (BEARER)	152,753	374,419
1,300	SONOVA HOLDING A.G. (REGISTERED)	84,464	183,994
9,004	STMICROELECTRONICS N.V.	44,215	73,493
635	SULZER A.G. (REGISTERED)	30,609	66,409
984	SWATCH GROUP (THE) A.G. (BEARER)	257,036	278,234
743	SWISS LIFE HOLDING A.G. (REGISTERED)(b)	101,194	192,346

56	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
Switzerland (Cont’d):
1,660	SWISS PRIME SITE A.G. (REGISTERED)(b)	$125,957	145,581
3,869	SWISS RE A.G.	292,830	349,066
708	SWISSCOM A.G. (REGISTERED)	279,447	336,473
1,839	SYNGENTA A.G.(b)	500,196	803,727
26,523	TE CONNECTIVITY LTD.	498,023	1,707,551
253,071	UBS GROUP A.G. (REGISTERED)	4,358,131	3,446,350
5,500	VZ HOLDING A.G.	1,524,689	1,542,717
4,176	WOLSELEY PLC	70,461	235,724
4,900	ZURICH INSURANCE GROUP A.G.(b)	961,960	1,260,937
		32,092,891	45,692,132	8.69%
Taiwan:
52,000	CASETEK HOLDINGS LTD.	307,756	189,118
291,778	CHICONY ELECTRONICS CO. LTD.	737,039	738,160
102,000	GIANT MANUFACTURING CO. LTD.	540,156	719,146
91,000	SIMPLO TECHNOLOGY CO. LTD.	435,188	299,022
96,481	TAIWAN SEMICONDUCTOR MANUFACTURING CO. LTD. ADR(d)	1,480,906	2,951,354
274,000	TRIPOD TECHNOLOGY CORP.	617,037	609,268
		4,118,082	5,506,068	1.05%
Thailand:
843,000	LPN DEVELOPMENT PCL (REGISTERED)	503,454	277,351
358,100	PRUKSA REAL ESTATE PCL (REGISTERED)	244,466	248,034
60,600	TISCO FINANCIAL GROUP PCL (REGISTERED)	94,007	91,818
146,700	TISCO FINANCIAL GROUP PCL NVDR	224,126	222,273
		1,066,053	839,476	0.16%
United Kingdom:
28,238	3I GROUP PLC	108,512	238,087
148,156	ABERDEEN ASSET MANAGEMENT PLC	524,111	626,603
5,080	ADMIRAL GROUP PLC	89,059	134,916
11,508	AGGREKO PLC	175,901	142,225
82,472	AMEC FOSTER WHEELER PLC	1,059,190	610,911
58,936	ANGLO AMERICAN PLC(b)	468,356	739,149
10,135	AON PLC	941,506	1,140,086
5,006	ASSOCIATED BRITISH FOODS PLC	158,704	168,702
22,825	ASTRAZENECA PLC	798,637	1,480,415
76,752	AVIVA PLC	307,975	438,219
5,239	BABCOCK INTERNATIONAL GROUP PLC	41,807	70,282
46,467	BAE SYSTEMS PLC	230,164	315,596
318,603	BARCLAYS PLC	647,028	692,942
10,070	BARRATT DEVELOPMENTS PLC	60,359	64,517
8,000	BELLWAY PLC	129,923	245,646
18,190	BOVIS HOMES GROUP PLC	151,966	206,298
342,037	BP PLC	2,093,818	1,994,991
42,319	BRITISH AMERICAN TOBACCO PLC	1,831,432	2,704,192
11,630	BRITISH LAND (THE) CO. PLC	61,579	95,344
143,369	BT GROUP PLC	523,985	722,963
6,330	BUNZL PLC	72,796	187,066
8,202	BURBERRY GROUP PLC	40,549	146,602
16,980	CAPITA PLC	162,367	147,458
32,049	CENTRICA PLC	100,934	94,795
13,580	CNH INDUSTRIAL N.V.	56,886	97,175
274,596	COBHAM PLC	532,026	596,874
3,588	COCA-COLA EUROPEAN PARTNERS PLC	137,226	142,884
292,683	COMPASS GROUP PLC	2,921,626	5,671,448
2,849	CRODA INTERNATIONAL PLC	101,252	128,655
10,632	CYBG PLC - CDI(b)	28,649	35,722
82,520	DEVRO PLC	362,296	254,293
132,410	DFS FURNITURE PLC	611,442	434,378
73,940	DIAGEO PLC	1,013,497	2,118,484
13,724	DIGNITY PLC	243,265	498,608
196,587	DIPLOMA PLC	1,579,078	2,239,747
29,465	DIRECT LINE INSURANCE GROUP PLC	123,934	139,321
435,060	DOMINO’S PIZZA GROUP PLC	1,842,096	2,106,178
95	DRAX GROUP PLC	544	376
3,332	EASYJET PLC	49,139	43,490
99,640	EMIS GROUP PLC	1,317,689	1,213,349
10,222	FIAT CHRYSLER AUTOMOBILES N.V.	17,872	65,421

57	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont’d):
195,744	FOXTONS GROUP PLC	$709,083	254,348
17,182	G4S PLC	52,023	50,732
32,712	GKN PLC	101,683	135,806
111,207	GLAXOSMITHKLINE PLC	1,822,940	2,368,236
61,320	GREGGS PLC	473,469	805,926
17,505	HAMMERSON PLC	69,535	133,185
3,142	HARGREAVES LANSDOWN PLC	48,173	51,843
345,711	HSBC HOLDINGS PLC	2,190,083	2,593,116
54,952	IMI PLC	746,004	764,968
18,792	IMPERIAL BRANDS PLC	441,174	967,835
12,262	INDIVIOR PLC	11,861	48,713
11,958	INMARSAT PLC	92,794	109,271
1,398	INTERCONTINENTAL HOTELS GROUP PLC	52,064	57,622
32,745	INTERNATIONAL CONSOLIDATED AIRLINES GROUP S.A. - CDI	90,834	169,795
2,722	INTERTEK GROUP PLC	108,909	123,096
225,775	IOMART GROUP PLC	873,850	813,534
44,235	ITV PLC	78,123	107,331
97,075	J SAINSBURY PLC	314,412	309,275
9,582	JOHNSON MATTHEY PLC	333,154	409,105
42,914	KINGFISHER PLC	109,517	209,643
144,500	LAIRD PLC	515,121	594,283
15,511	LAND SECURITIES GROUP PLC	113,585	212,706
86,237	LEGAL & GENERAL GROUP PLC	219,337	244,454
8,787	LIVANOVA PLC(b)	545,066	528,187
2,154,029	LLOYDS BANKING GROUP PLC	1,696,420	1,523,006
6,030	LONDON STOCK EXCHANGE GROUP PLC	69,795	218,842
429,337	MAN GROUP PLC	641,600	626,602
30,752	MARKS & SPENCER GROUP PLC	127,216	131,974
11,489	MEGGITT PLC	39,233	67,161
71,141	NATIONAL GRID PLC	758,255	1,006,927
3,200	NEXT PLC	86,367	198,093
178,248	OLD MUTUAL PLC	336,251	467,617
33,987	OXFORD INSTRUMENTS PLC	529,849	279,071
9,411	PEARSON PLC	97,880	91,851
2,408	PERSIMMON PLC	52,915	56,649
40,078	PRUDENTIAL PLC	590,680	709,857
93,641	QINETIQ GROUP PLC	161,724	287,411
2,341	RANDGOLD RESOURCES LTD.	150,411	236,219
46,989	RECKITT BENCKISER GROUP PLC	3,554,759	4,424,733
40,900	RELX N.V.	410,924	734,891
128,853	RELX PLC	1,011,800	2,443,398
39,935	RIGHTMOVE PLC	1,557,933	2,185,381
23,247	RIO TINTO LTD.	733,396	918,250
41,280	RIO TINTO PLC	1,089,187	1,377,488
27,374	ROLLS-ROYCE HOLDINGS PLC(b)	219,971	255,462
773,270	ROYAL BANK OF SCOTLAND GROUP PLC(b)	3,687,943	1,792,066
18,963	SABMILLER PLC	897,067	1,104,821
28,748	SAGE GROUP (THE) PLC	143,414	274,992
5,867	SCHRODERS PLC	208,015	205,018
10,277	SEGRO PLC	36,889	60,449
4,954	SEVERN TRENT PLC	76,220	160,849
230,180	SIG PLC	633,869	346,978
17,175	SKY PLC	114,547	199,017
22,769	SMITH & NEPHEW PLC	216,632	367,130
4,620	SMITHS GROUP PLC	58,251	87,667
24,162	SSE PLC	450,536	491,060
92,045	STANDARD CHARTERED PLC(b)	654,783	749,588
39,357	STANDARD LIFE PLC	131,737	175,432
27,926	TAYLOR WIMPEY PLC	56,752	55,778
863,811	TESCO PLC(b)	3,279,963	2,048,361
2,073	UBM PLC	10,703	19,185
29,196	UNILEVER N.V. - CVA	999,893	1,347,150
27,421	UNILEVER PLC	683,894	1,298,872
12,769	UNILEVER PLC ADR(d)	304,634	605,251
14,901	UNITED UTILITIES GROUP PLC	139,192	193,719
428,233	UTILITYWISE PLC	1,062,394	699,368

58	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2016

Shares	Security	Cost	Fair value (a)	Percent of net assets
United Kingdom (Cont’d):
313,918	VECTURA GROUP PLC(b)	$468,868	563,535
151,142	VESUVIUS PLC	766,591	687,227
271,765	VODAFONE GROUP PLC	864,414	781,110
14,067	WEIR GROUP (THE) PLC	212,517	309,960
2,849	WHITBREAD PLC	65,613	144,607
16,768	WILLIAM HILL PLC	70,700	66,114
20,383	WM MORRISON SUPERMARKETS PLC	52,509	57,568
40,874	WPP PLC	540,921	961,036
		62,637,996	75,352,209	14.33%
United States:
4,351	CARNIVAL PLC	131,345	212,498
23,180	FLEX LTD.(b)	138,904	315,712
214	IRON MOUNTAIN, INC. - CDI	7,687	8,025
16,185	SHIRE PLC	683,442	1,048,490
8,041	THOMSON REUTERS CORP.	206,631	332,501
		1,168,009	1,917,226	0.36%
	Sub-total Common Stocks:	376,098,067	502,340,614	95.56%
Master Limited Partnerships:
Canada:
1	BROOKFIELD BUSINESS PARTNERS L.P.	17	16
		17	16	0.00%
	Sub-total Master Limited Partnerships:	17	16	0.00%
Preferred Stocks:
Brazil:
112,300	ALPARGATAS S.A.	332,064	333,569
131,374	TELEFONICA BRASIL S.A. ADR(d)	1,619,468	1,900,982
		1,951,532	2,234,551	0.43%
Germany:
1,521	BAYERISCHE MOTOREN WERKE A.G.	49,612	112,119
2,572	HENKEL A.G. & CO. KGAA	240,865	349,600
4,736	PORSCHE AUTOMOBIL HOLDING S.E.	225,338	241,723
2,443	VOLKSWAGEN A.G.	322,094	320,951
		837,909	1,024,393	0.19%
South Korea:
205	SAMSUNG ELECTRONICS CO. LTD.	179,321	240,115
		179,321	240,115	0.05%
	Sub-total Preferred Stocks	2,968,762	3,499,059	0.67%
Convertible Preferred Stocks:
Canada:
41,800	GRAN TIERRA ENERGY, INC.(b)	125,400	125,818
		125,400	125,818	0.02%
	Sub-total Convertible Preferred Stocks	125,400	125,818	0.02%
Rights:
Austria:
10,586	IMMOEAST A.G.(b)(c)	-	-
		-	-	0.00%
	Sub-total Rights	-	-	0.00%
Investment Companies:
United States:
4,200	ISHARES MSCI EAFE SMALL-CAP ETF	216,067	220,122
		216,067	220,122	0.04%
	Sub-total Investment Companies	216,067	220,122	0.04%
Short-Term Investments:
18,236,800	NORTHERN INSTITUTIONAL FUNDS - U.S. GOVERNMENT SELECT PORTFOLIO, 0.25%(f)	18,236,800	18,236,800
	Sub-total Short-Term Investments:	18,236,800	18,236,800	3.47%
	Grand total(g)	$397,645,113	524,422,429	99.76%

59	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2016

Notes to Schedule of Investments:

(a)	Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Foreign security values are stated in U.S. dollars.

(b)	Non-income producing assets.

(c)	Security has been deemed worthless and is a Level 3 investment.

(d)	Securities are American Depositary Receipts of companies based outside of the United States representing 3.08% of net assets as of September 30, 2016.

(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(f)	The short-term investment is a money market portfolio of the investment company Northern Institutional Funds. At December 31, 2015, the value of the Clearwater International Fund’s investment in the U.S. Government Select Portfolio of the Northern Institutional Funds was $17,987,135 with net buys of $249,665 during the nine months ended September 30, 2016.

(g)	At September 30, 2016, the cost for Federal income tax purposes was $400,195,581. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost was as follows:

Gross unrealized appreciation	$139,943,310
Gross unrealized depreciation	(15,716,462)
Net unrealized appreciation	$124,226,848

 At September 30, 2016, the industry sectors for the Clearwater International Fund were:

Industry Sector	Percent of Long-Term Investments
Consumer Discretionary	15.30%
Consumer Staples	10.67
Energy	4.56
Financials	18.80
Health Care	10.53
Industrials	13.59
Information Technology	13.62
Materials	5.49
Real Estate	2.68
Telecommunication Services	2.87
Utilities	1.89
100.00%

At September 30, 2016, the Clearwater International Fund’s investments were denominated in the following currencies:

Concentration by Currency	Percent of Long-Term Investments
Euro	21.07%
JapaneseYen	17.74
British Pound	15.49
United States Dollar	9.55
Swiss Franc	7.86
Canadian Dollar	6.93
Australian Dollar	6.59
All other currencies less than 5%	14.77
100.00%

60	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2016

At September 30, 2016, the Clearwater International Fund had outstanding forward foreign currency exchange contracts as follows:

Contracts To Deliver Currency	Amount (Local Currency)	In Exchange For Currency	Amount (Local Currency)	Settlement Date	Unrealized Gains (Losses)	Counterparty
Chinese OffshoreYuan	15,236,328	United States Dollar	2,298,678	11/17/16	$22,967	Northern Trust
Chinese OffshoreYuan	1,285,920	United States Dollar	191,150	11/17/16	(917)	Northern Trust
United States Dollar	370,861	Chinese OffshoreYuan	2,488,032	11/17/16	754	Northern Trust
JapaneseYen	124,000,000	United States Dollar	1,228,209	2/3/17	(1,936)	Northern Trust
					$20,868

61	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)
September 30, 2016

Fair value is an estimate of the price the Clearwater International Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. This guidance establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Clearwater International Fund’s investments and other financial instruments, as described below. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other significant observable inputs including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc. or quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data are also considered a Level 2 measurement. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 - Valuations based on unobservable inputs, which may include the Adviser’s own assumptions in determining the fair value of an investment.

Investments in U.S. and foreign equity securities are valued at the last sales price or the regular trading session closing price on the principal exchange or market in which such securities are traded, with foreign security values stated in U.S. dollars. Equity securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Security transactions are accounted for as of trade date. Wherever possible, the Clearwater International Fund uses independent pricing services approved by the Board of Trustees of Clearwater Investment Trust to value its investments. When prices are not readily available (including those for which trading has been suspended), are determined not to reflect fair value, or when the Adviser becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, the Clearwater International Fund may value these securities at fair value as determined in good faith using procedures established by the Board of Trustees.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Clearwater International Fund’s investments and other financial instruments, which are carried at fair value, as of September 30, 2016.

	Level 1	Level 2	Level 3		Total
Common Stocks
Thailand	$222,273	$617,203	$—		$839,476
All Other Countries	501,501,138	—	—	*	501,501,138
Master Limited Partnerships	16	—	—		16
Preferred Stocks	3,499,059	—	—		3,499,059
Convertible Preferred Stocks	—	—	125,818		125,818
Rights	—	—	—	*	—
Investment Companies	220,122	—	—		220,122
Short-Term Investments	18,236,800	—	—		18,236,800
Total	$523,679,408	$617,203	$125,818		$524,422,429
* Security has been deemed worthless and is a Level 3 investment.

For the Clearwater International Fund, 100% of the investment value is comprised of equity securities, master limited partnerships, investment companies, rights and short-term investments. See the Clearwater International Fund’s Schedule of Investments for additional information on industry sector and currency concentration information. Investments in equity securities, master limited partnerships and short-term securities generally are valued at the last sales price or the regular trading session closing price on the principal exchange or market where the securities are traded. Investments in rights generally are determined by taking into account the terms of the rights as well as the value of the underlying equity securities, which are determined by the valuation methodology described above. Two equity securities and one right had prices that were either worthless or staled, resulting in a Level 3 classification.

62	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments - Clearwater International Fund (unaudited)

September 30, 2016

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Assets
Forward Foreign Currency Exchange Contracts	$—	$23,721	$—	$23,721
Liabilities
Forward Foreign Currency Exchange Contracts	—	(2,853)	—	(2,853)
Total Other Financial Instruments	$—	$20,868	$—	$20,868

The forward foreign currency exchange contracts outstanding at September 30, 2016 are considered Level 2 investments due to the contracts being marked-to-market daily at the applicable exchange rate that has been adjusted from the initial quoted rate. Forward foreign currency exchange contracts are shown on a gross basis in the above table.

The Clearwater International Fund records all transfers between levels based on valuations at the end of each reporting period. At September 30, 2016, the Clearwater International Fund had no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on December 31, 2015.

There were no significant Level 3 valuations for which significant unobservable valuations inputs were developed at September 30, 2016.

63	(Continued)

CLEARWATER INVESTMENT TRUST

Schedule of Investments – Clearwater International Fund (unaudited)
September 30, 2016

64

Item 2.  Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer has concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.
(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto as Exhibit 99.CERT.

65

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clearwater Investment Trust

By:	/s/Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer) and
Treasurer (Principal Financial Officer)

Date:	November 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
President (Principal Executive Officer)

Date:	November 23, 2016

By:	/s/Justin H. Weyerhaeuser
Justin H. Weyerhaeuser
Treasurer (Principal Financial Officer)

Date:	November 23, 2016